UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 93.0% of Net Assets

NON-CONVERTIBLE BONDS – 84.7%

ABS Car Loan – 0.1%
Avis Budget Rental Car Funding II AESOP LLC, Series 2007-2A, Class A, 0.373%, 8/20/2013, 144A(b)		$16,340,000	$15,075,929

ABS Credit Card – 0.6%
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014		113,710,000	117,395,989
MBNA Credit Card Master Note Trust, Series 03A5, 4.150%, 9/19/2012	EUR	300,000	432,342

			117,828,331

Aerospace & Defense – 0.1%
Bombardier, Inc., 6.300%, 5/01/2014, 144A		1,590,000	1,574,100
Bombardier, Inc., 6.750%, 5/01/2012, 144A		200,000	206,500
Bombardier, Inc., 7.350%, 12/22/2026	CAD	6,785,000	5,945,317
Bombardier, Inc., 7.450%, 5/01/2034, 144A		13,664,000	11,819,360

			19,545,277

Airlines – 1.8%
American Airlines, Inc., Pass Through Trust, Series 2009-1A, 10.375%, 7/02/2019		3,425,000	3,784,625
American Airlines, Inc., Pass Through Trust, Series 1993-A6, 8.040%, 9/16/2011		978,168	902,360
Continental Airlines, Inc., 7.250%, 11/10/2019		29,625,000	30,143,437
Continental Airlines, Inc., 9.000%, 7/08/2016		25,437,000	26,963,220
Continental Airlines, Inc., Series 1996-A, Class B, 6.940%, 4/15/2015		217,367	213,020
Continental Airlines, Inc., Series 1997-1, Class A, 7.461%, 10/01/2016		10,219,854	9,708,861
Continental Airlines, Inc., Series 1997-4, Class B, 6.900%, 7/02/2018		3,687,200	3,447,532
Continental Airlines, Inc., Series 1998-1, Class B, 6.748%, 9/15/2018		5,448,217	4,848,913
Continental Airlines, Inc., Series 1999-1, Class B, 6.795%, 2/02/2020		12,755,121	11,479,609
Continental Airlines, Inc., Series 1999-2, Class B, 7.566%, 9/15/2021		7,359,414	6,697,066
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048%, 5/01/2022		2,964,564	2,912,684
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707%, 10/02/2022		2,449,488	2,363,756
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019		7,804,448	7,141,070
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703%, 12/15/2022		3,044,514	2,836,848
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017		3,846,521	3,404,171
Continental Airlines, Inc., Series 2007-1, Class A, 5.983%, 4/19/2022		17,701,000	17,081,465
Continental Airlines, Inc., Series 2007-1, Class B, 6.903%, 4/19/2022		26,727,000	23,252,490
Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A		3,145,000	3,266,869
Delta Air Lines, Inc., 9.750%, 12/17/2016		10,000,000	10,175,000
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111%, 3/18/2013		2,000,000	2,017,500

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Airlines – continued
Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024		$3,228,298	$3,083,025
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		5,271,533	4,625,771
Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014		39,864,034	35,563,104
Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 11/01/2017		33,049,695	27,547,912
Qantas Airways Ltd., 5.125%, 6/20/2013, 144A		2,000,000	2,032,746
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A		44,235,000	44,623,737
United Air Lines, Inc., 10.400%, 5/01/2018		16,780,000	17,681,925
United Air Lines, Inc., Series 2007-1, Class A, 6.636%, 1/02/2024		25,004,599	21,253,909

			329,052,625

Automotive – 3.1%
Cummins, Inc., 6.750%, 2/15/2027		3,172,000	3,050,592
Cummins, Inc., 7.125%, 3/01/2028		3,000,000	2,959,095
FCE Bank PLC, EMTN, 4.625%, 10/25/2010	NOK	4,570,000	734,067
FCE Bank PLC, EMTN, 7.125%, 1/16/2012	EUR	9,800,000	13,767,814
FCE Bank PLC, EMTN, 7.125%, 1/15/2013	EUR	6,550,000	9,108,060
FCE Bank PLC, EMTN, 7.875%, 2/15/2011	GBP	8,550,000	13,740,919
Ford Motor Co., 6.375%, 2/01/2029		1,195,000	923,137
Ford Motor Co., 6.500%, 8/01/2018		2,240,000	1,890,000
Ford Motor Co., 6.625%, 2/15/2028		500,000	386,250
Ford Motor Co., 6.625%, 10/01/2028		62,435,000	48,231,037
Ford Motor Co., 7.125%, 11/15/2025		1,960,000	1,528,800
Ford Motor Co., 7.450%, 7/16/2031		114,780,000	101,436,825
Ford Motor Co., 7.500%, 8/01/2026		795,000	626,062
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013		13,765,000	13,744,270
Ford Motor Credit Co. LLC, 7.250%, 10/25/2011		31,140,000	31,448,037
Ford Motor Credit Co. LLC, 7.500%, 8/01/2012		8,785,000	8,859,304
Ford Motor Credit Co. LLC, 7.875%, 6/15/2010		1,320,000	1,339,941
Ford Motor Credit Co. LLC, 8.000%, 6/01/2014		70,695,000	72,588,778
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		19,570,000	19,596,008
Ford Motor Credit Co. LLC, 8.625%, 11/01/2010		29,945,000	30,832,779
Ford Motor Credit Co. LLC, 8.700%, 10/01/2014		152,395,000	159,327,753
Ford Motor Credit Co. LLC, 9.750%, 9/15/2010		2,150,000	2,218,475
Ford Motor Credit Co. LLC, EMTN, 4.875%, 1/15/2010	EUR	12,200,000	17,401,863
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028		6,041,000	5,225,465
Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016		14,150,000	15,635,750
TRW Automotive, Inc., 7.000%, 3/15/2014, 144A		1,700,000	1,666,000
TRW Automotive, Inc., 7.250%, 3/15/2017, 144A		3,700,000	3,589,000
TRW Automotive, Inc., 8.875%, 12/01/2017, 144A		6,400,000	6,656,000

			588,512,081

Banking – 6.8%
AgriBank FCB, 9.125%, 7/15/2019(c)		100,540,000	110,488,634
Associates Corp. of North America, 6.950%, 11/01/2018		33,073,000	33,440,210
BAC Capital Trust VI, 5.625%, 3/08/2035		35,170,000	28,151,721
Bank of America Corp., 5.420%, 3/15/2017		2,682,000	2,647,408
Bank of America Corp., 6.000%, 9/01/2017		7,290,000	7,566,466
Bank of America NA, 5.300%, 3/15/2017		16,013,000	15,694,181

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Banking – continued
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	38,510,000,000	$33,041,033
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	2,824,000,000	85,180,615
Barclays Financial LLC, 4.460%, 9/23/2010, 144A	KRW	48,070,000,000	41,354,339
Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, 144A	THB	247,000,000	7,475,580
Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018		3,260,000	3,140,345
Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015		1,445,000	1,528,317
Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017		3,160,000	3,444,656
Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018		18,135,000	20,816,314
BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, 144A	IDR	274,980,870,000	25,949,765
Capital One Financial Corp., 6.150%, 9/01/2016		3,223,000	3,237,552
Citigroup, Inc., 5.000%, 9/15/2014		66,710,000	64,310,041
Citigroup, Inc., 5.850%, 12/11/2034		1,445,000	1,274,877
Citigroup, Inc., 5.875%, 2/22/2033		33,485,000	28,246,104
Citigroup, Inc., 5.875%, 5/29/2037		6,180,000	5,445,723
Citigroup, Inc., 6.000%, 10/31/2033		15,880,000	13,663,517
Citigroup, Inc., 6.125%, 5/15/2018		43,650,000	43,886,059
Citigroup, Inc., 6.125%, 8/25/2036		2,625,000	2,251,184
Citigroup, Inc., 6.375%, 8/12/2014		72,120,000	75,502,933
Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017	EUR	4,900,000	6,042,939
Citigroup, Inc., MTN, 5.500%, 10/15/2014		87,000,000	88,090,197
Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018		4,065,000	4,351,579
Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036		900,000	886,452
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		54,175,000	55,685,778
ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A		12,345,000	11,082,267
JPMorgan Chase & Co., Zero Coupon, 5/17/2010, 144A	BRL	241,667,000	132,826,624
JPMorgan Chase & Co., Zero Coupon, 3/28/2011, 144A	IDR	250,225,920,000	24,287,495
JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A	IDR	599,419,948,660	52,451,638
JPMorgan Chase London, EMTN, Zero Coupon, 10/21/2010, 144A	IDR	153,708,294,250	15,465,721
JPMorgan Chase & Co., EMTN, Zero Coupon, 3/28/2011, 144A	IDR	748,342,518,000	72,635,821
Kreditanstalt fuer Wiederaufbau, EMTN, 10.750%, 2/01/2010	ISK	95,000,000	453,150
Merrill Lynch & Co., Inc., 5.700%, 5/02/2017		1,635,000	1,602,581
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		6,110,000	5,632,944
Merrill Lynch & Co., Inc., 10.710%, 3/08/2017	BRL	100,400,000	54,784,607
Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018	EUR	4,887,000	6,238,712
Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018		8,660,000	9,330,613
Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034		3,600,000	3,231,540
Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017		1,970,000	2,073,185
Morgan Stanley, 4.750%, 4/01/2014		38,951,000	39,174,851
Morgan Stanley, GMTN, 5.125%, 11/30/2015	GBP	7,500,000	12,107,551
Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018		11,700,000	12,649,666
Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017		4,400,000	4,419,479
Morgan Stanley, Series F, MTN, 5.625%, 9/23/2019		9,600,000	9,670,176
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017		7,795,000	8,040,075

			1,290,953,215

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Brokerage – 0.0%
Jefferies Group, Inc., 8.500%, 7/15/2019		$5,915,000	$6,465,858

Building Materials – 0.9%
Masco Corp., 0.554%, 3/12/2010(b)		9,360,000	9,321,839
Masco Corp., 4.800%, 6/15/2015		4,805,000	4,417,044
Masco Corp., 5.850%, 3/15/2017		3,285,000	3,056,555
Masco Corp., 6.125%, 10/03/2016		19,873,000	18,937,797
Masco Corp., 6.500%, 8/15/2032		2,900,000	2,467,880
Owens Corning, Inc., 6.500%, 12/01/2016		26,195,000	26,825,592
Owens Corning, Inc., 7.000%, 12/01/2036		51,180,000	47,732,566
USG Corp., 6.300%, 11/15/2016		35,370,000	31,656,150
USG Corp., 9.500%, 1/15/2018		17,605,000	18,133,150

			162,548,573

Chemicals – 0.8%
Borden, Inc., 7.875%, 2/15/2023		30,054,000	19,985,910
Borden, Inc., 8.375%, 4/15/2016		2,886,000	2,164,500
Borden, Inc., 9.200%, 3/15/2021		11,305,000	8,365,700
Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A		51,205,000	60,265,571
Hercules, Inc., 6.500%, 6/30/2029		19,619,000	13,340,920
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014		18,895,000	18,517,100
Methanex Corp., 6.000%, 8/15/2015		10,565,000	9,011,713
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028		9,415,000	9,908,647
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018		4,095,000	4,498,505

			146,058,566

Construction Machinery – 0.8%
Case New Holland, Inc., 7.750%, 9/01/2013, 144A		72,540,000	74,172,150
Joy Global, Inc., 6.625%, 11/15/2036		1,975,000	1,757,606
RSC Equipment Rental, Inc., 9.500%, 12/01/2014		2,345,000	2,347,931
Toro Co., 6.625%, 5/01/2037(c)		27,030,000	21,820,508
United Rentals North America, Inc., 7.000%, 2/15/2014		26,139,000	23,655,795
United Rentals North America, Inc., 7.750%, 11/15/2013		21,346,000	20,065,240

			143,819,230

Consumer Cyclical Services – 0.8%
Western Union Co. (The), 6.200%, 11/17/2036		154,180,000	153,366,855

Consumer Products – 0.2%
Snap-on, Inc., 6.700%, 3/01/2019		7,210,000	7,654,597
Whirlpool Corp., MTN, 8.000%, 5/01/2012		14,465,000	15,671,424
Whirlpool Corp., MTN, 8.600%, 5/01/2014		8,680,000	9,828,026

			33,154,047

Distributors – 0.0%
EQT Corp., 8.125%, 6/01/2019		1,775,000	2,050,787
ONEOK, Inc., 6.000%, 6/15/2035		3,805,000	3,551,302

			5,602,089

Diversified Manufacturing – 0.7%
Textron Financial Corp., 5.400%, 4/28/2013		1,435,000	1,434,320
Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014		550,000	520,055
Textron, Inc., 3.875%, 3/11/2013	EUR	14,050,000	19,026,149
Textron, Inc., 5.600%, 12/01/2017		7,145,000	6,886,501

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Diversified Manufacturing – continued
Textron, Inc., 6.200%, 3/15/2015		$45,180,000	$47,024,564
Textron, Inc., 7.250%, 10/01/2019		30,490,000	31,559,284
Textron, Inc., EMTN, 6.625%, 4/07/2020	GBP	23,088,000	32,561,300

			139,012,173

Electric – 2.8%
AES Corp. (The), 7.750%, 3/01/2014		4,875,000	4,948,125
AES Corp. (The), 8.375%, 3/01/2011(c)	GBP	2,090,000	3,392,649
AES Ironwood LLC, 8.857%, 11/30/2025		13,044,402	12,913,958
AES Red Oak LLC, Series A, 8.540%, 11/30/2019		1,566,896	1,562,978
Bruce Mansfield Unit, 6.850%, 6/01/2034(c)		95,219,290	89,595,638
CE Generation LLC, 7.416%, 12/15/2018		4,856,325	4,670,483
Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036		64,200,000	59,803,263
Commonwealth Edison Co., 4.750%, 12/01/2011(c)		201,000	200,377
Dynegy Holdings, Inc., 7.125%, 5/15/2018		5,295,000	4,315,425
Dynegy Holdings, Inc., 7.625%, 10/15/2026		11,835,000	8,166,150
Dynegy Holdings, Inc., 7.750%, 6/01/2019		1,504,000	1,304,720
Dynegy Holdings, Inc., 8.375%, 5/01/2016		2,000,000	1,900,000
Edison Mission Energy, 7.625%, 5/15/2027		23,200,000	15,718,000
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027		11,581,000	12,900,018
Enersis SA, 7.400%, 12/01/2016		4,250,000	4,741,083
Illinois Power Co., 6.250%, 4/01/2018		3,105,000	3,290,359
ITC Holdings Corp., 5.875%, 9/30/2016, 144A		25,460,000	25,713,582
ITC Holdings Corp., 6.375%, 9/30/2036, 144A		37,955,000	35,138,208
NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027		23,775,000	12,481,875
NiSource Finance Corp., 5.400%, 7/15/2014		2,230,000	2,289,771
NiSource Finance Corp., 6.400%, 3/15/2018		57,010,000	59,254,142
NiSource Finance Corp., 6.800%, 1/15/2019		1,235,000	1,320,767
Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A		1,259,090	1,283,630
Quezon Power Philippines Co., 8.860%, 6/15/2017		5,355,000	4,980,150
Salton Sea Funding Corp., Series E, 8.300%, 5/30/2011		1,222,006	1,264,727
Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018		212,143	226,397
Southern California Edison Co., 7.625%, 1/15/2010		2,000,000	2,003,604
SP Powerassets Ltd., EMTN, 3.730%, 10/22/2010	SGD	1,000,000	725,635
Toledo Edison Co., 6.150%, 5/15/2037		10,910,000	10,779,484
TXU Corp., Series P, 5.550%, 11/15/2014		62,501,000	44,325,584
TXU Corp., Series Q, 6.500%, 11/15/2024		139,736,000	65,636,235
TXU Corp., Series R, 6.550%, 11/15/2034		8,271,000	3,834,609
White Pine Hydro LLC, 6.310%, 7/10/2017(c)		9,175,000	7,705,248
White Pine Hydro LLC, 6.960%, 7/10/2037(c)		14,695,000	10,131,864
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)		5,000,000	4,322,125

			522,840,863

Entertainment – 0.2%
Time Warner, Inc., 6.625%, 5/15/2029		15,000	15,641
Time Warner, Inc., 7.625%, 4/15/2031		10,000	11,616
Viacom, Inc., Class B, 6.875%, 4/30/2036		32,525,000	35,169,478

			35,196,735

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Financial Other – 0.2%
National Life Insurance Co., 10.500%, 9/15/2039, 144A		$38,476,000	$40,052,092

Food & Beverage – 0.3%
Anheuser-Busch Cos., Inc., 6.500%, 5/01/2042		15,000	15,410
ARAMARK Corp., 5.000%, 6/01/2012		2,115,000	2,030,400
Corn Products International, Inc., 6.625%, 4/15/2037		31,590,000	29,643,140
Kraft Foods, Inc., 6.500%, 11/01/2031		3,000,000	3,013,578
Sara Lee Corp., 6.125%, 11/01/2032		18,615,000	17,916,752

			52,619,280

Government Owned - No Guarantee – 0.1%
DP World Ltd., 6.850%, 7/02/2037, 144A		26,185,000	20,142,078

Government Sponsored – 0.3%
Queensland Treasury Corp., 7.125%, 9/18/2017, 144A	NZD	84,345,000	63,767,766

Health Insurance – 1.1%
CIGNA Corp., 6.150%, 11/15/2036		20,530,000	18,339,921
CIGNA Corp., 6.350%, 3/15/2018		2,500,000	2,516,797
WellPoint, Inc., 6.375%, 6/15/2037		191,190,000	194,550,547

			215,407,265

Healthcare – 3.5%
Boston Scientific Corp., 5.450%, 6/15/2014		3,725,000	3,911,250
Boston Scientific Corp., 6.000%, 1/15/2020		15,410,000	15,745,584
Boston Scientific Corp., 6.400%, 6/15/2016		14,330,000	15,404,750
Boston Scientific Corp., 7.000%, 11/15/2035		22,142,000	21,726,837
HCA, Inc., 5.750%, 3/15/2014		13,400,000	12,596,000
HCA, Inc., 6.250%, 2/15/2013		7,800,000	7,585,500
HCA, Inc., 6.300%, 10/01/2012		2,500,000	2,500,000
HCA, Inc., 6.375%, 1/15/2015		17,380,000	16,402,375
HCA, Inc., 6.500%, 2/15/2016		63,735,000	60,548,250
HCA, Inc., 6.750%, 7/15/2013		3,045,000	2,999,325
HCA, Inc., 7.050%, 12/01/2027		26,900,000	23,066,750
HCA, Inc., 7.190%, 11/15/2015		20,005,000	18,604,650
HCA, Inc., 7.500%, 12/15/2023		25,974,000	23,733,587
HCA, Inc., 7.500%, 11/06/2033		19,870,000	17,377,050
HCA, Inc., 7.690%, 6/15/2025		67,078,000	61,423,459
HCA, Inc., 8.360%, 4/15/2024		41,839,000	39,747,050
HCA, Inc., MTN, 7.580%, 9/15/2025		19,959,000	17,763,510
HCA, Inc., MTN, 7.750%, 7/15/2036		11,821,000	10,520,690
Hospira, Inc., 6.050%, 3/30/2017		15,175,000	15,882,383
Medco Health Solutions, Inc., 7.125%, 3/15/2018		221,130,000	248,580,857
Owens & Minor, Inc., 6.350%, 4/15/2016(c)		4,710,000	4,308,133
Tenet Healthcare Corp., 6.875%, 11/15/2031		30,578,000	24,462,400
Tenet Healthcare Corp., 7.375%, 2/01/2013		2,236,000	2,241,590
Tenet Healthcare Corp., 9.250%, 2/01/2015		560,000	596,400

			667,728,380

Home Construction – 1.1%
D.R. Horton, Inc., 5.625%, 9/15/2014		7,235,000	6,999,863
D.R. Horton, Inc., 5.625%, 1/15/2016		26,345,000	24,632,575
D.R. Horton, Inc., 6.500%, 4/15/2016		1,975,000	1,925,625
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015		6,430,000	4,597,450

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Home Construction – continued
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016		$19,270,000	$13,585,350
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014		6,249,000	4,530,525
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014		4,050,000	2,956,500
K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016		1,650,000	1,179,750
K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013		2,865,000	2,153,964
K. Hovnanian Enterprises, Inc., 8.875%, 4/01/2012		1,690,000	1,419,600
KB Home, 5.875%, 1/15/2015		895,000	827,875
Lennar Corp., Series B, 5.125%, 10/01/2010		3,495,000	3,512,475
Lennar Corp., Series B, 5.500%, 9/01/2014		22,940,000	21,334,200
Lennar Corp., Series B, 5.600%, 5/31/2015		9,282,000	8,504,632
Lennar Corp., Series B, 6.500%, 4/15/2016		40,845,000	37,577,400
Pulte Homes, Inc., 5.200%, 2/15/2015		6,007,000	5,601,528
Pulte Homes, Inc., 6.000%, 2/15/2035		63,855,000	50,445,450
Pulte Homes, Inc., 6.375%, 5/15/2033		17,240,000	13,921,300
Toll Brothers Finance Corp., 5.150%, 5/15/2015		8,100,000	7,750,550

			213,456,612

Independent Energy – 1.3%
Anadarko Petroleum Corp., 6.450%, 9/15/2036		80,585,000	84,160,476
Chesapeake Energy Corp., 6.250%, 1/15/2017	EUR	5,925,000	7,729,343
Chesapeake Energy Corp., 6.500%, 8/15/2017		2,615,000	2,562,700
Chesapeake Energy Corp., 6.875%, 11/15/2020		13,805,000	13,321,825
Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A		20,226,000	18,506,790
Connacher Oil and Gas Ltd., 11.750%, 7/15/2014, 144A		3,640,000	4,022,200
Penn Virginia Corp., 10.375%, 6/15/2016		2,500,000	2,725,000
Pioneer Natural Resources Co., 5.875%, 7/15/2016		10,275,000	9,836,227
Pioneer Natural Resources Co., 6.875%, 5/01/2018		2,125,000	2,102,517
Pioneer Natural Resources Co., 7.200%, 1/15/2028		8,782,000	7,931,112
Questar Market Resources, Inc., 6.800%, 4/01/2018		51,955,000	54,142,513
Talisman Energy, Inc., 5.850%, 2/01/2037		12,190,000	11,646,814
Talisman Energy, Inc., 6.250%, 2/01/2038		32,560,000	32,596,728

			251,284,245

Industrial Other – 0.1%
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013		3,590,000	3,572,050
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A		26,410,000	22,448,500

			26,020,550

Integrated Energy – 0.0%
PF Export Receivables Master Trust, Series A, 6.436%, 6/01/2015, 144A		1,331,455	1,351,426

Life Insurance – 0.5%
American International Group, Inc., MTN, 5.450%, 5/18/2017		3,655,000	2,958,013
American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016		3,245,000	2,685,354
American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018		20,540,000	16,853,666
MetLife, Inc., 10.750%, 8/01/2039		12,020,000	14,801,741
Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A		57,985,000	48,775,648
Unum Group, 7.125%, 9/30/2016		9,965,000	10,324,677

			96,399,099

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued

Local Authorities – 0.1%
Ontario Hydro, Zero Coupon, 11/27/2020	CAD	1,507,000		$854,344
Province of Alberta, 5.930%, 9/16/2016	CAD	16,293,535		17,295,123
Province of British Columbia, 5.750%, 1/09/2012	CAD	730,000		754,423
Province of Ontario, 4.400%, 12/02/2011	CAD	760,000		764,702
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	60,000		54,923

				19,723,515

Media Cable – 2.0%
Comcast Corp., 5.650%, 6/15/2035		54,965,000		51,377,325
Comcast Corp., 6.450%, 3/15/2037		16,120,000		16,620,848
Comcast Corp., 6.500%, 11/15/2035		16,205,000		16,802,332
Comcast Corp., 6.950%, 8/15/2037		192,208,000		209,486,154
CSC Holdings LLC, 7.875%, 2/15/2018		1,550,000		1,604,250
CSC Holdings LLC, 8.500%, 4/15/2014, 144A		15,000,000		15,975,000
Shaw Communications, Inc., 5.650%, 10/01/2019	CAD	37,585,000		36,193,149
Time Warner Cable, Inc., 6.750%, 7/01/2018		26,541,000		29,156,961
Virgin Media Finance PLC, 9.125%, 8/15/2016		1,700,000		1,791,375
Virgin Media Finance PLC, 9.750%, 4/15/2014	GBP	1,388,187		2,320,678

				381,328,072

Media Non-Cable – 0.6%
News America, Inc., 6.150%, 3/01/2037		54,025,000		53,748,824
News America, Inc., 6.200%, 12/15/2034		17,785,000		17,874,192
News America, Inc., 6.400%, 12/15/2035		29,275,000		30,060,712
R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013(d)		4,713,000		441,844
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013(d)		2,840,000		266,250
R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016(d)		927,000		86,906
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017(d)		3,564,000		334,125

				102,812,853

Metals & Mining – 0.4%
Alcoa, Inc., 5.550%, 2/01/2017		650,000		646,300
Alcoa, Inc., 5.720%, 2/23/2019		11,557,000		11,173,655
Alcoa, Inc., 5.870%, 2/23/2022		4,935,000		4,582,572
Alcoa, Inc., 6.750%, 1/15/2028		6,490,000		6,267,237
Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A		13,180,000		11,219,475
Rio Tinto Alcan, Inc., 5.750%, 6/01/2035		1,840,000		1,782,616
Teck Resources Ltd., 10.250%, 5/15/2016		1,730,000		2,015,450
Teck Resources Ltd., 10.750%, 5/15/2019		1,000,000		1,195,000
United States Steel Corp., 6.050%, 6/01/2017		11,175,000		10,668,404
United States Steel Corp., 6.650%, 6/01/2037		9,625,000		7,743,139
United States Steel Corp., 7.000%, 2/01/2018		23,520,000		23,037,699

				80,331,547

Mortgage Related – 0.0%
FHLMC, 5.000%, 12/01/2031		281,419		290,174

Non-Captive Consumer – 3.4%
American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017		322,970,000		224,255,511
Residential Capital LLC, 8.375%, 6/30/2010		5,000		4,250
SLM Corp., 6.000%, 12/15/2043		150,125	(††)	2,337,071

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Non-Captive Consumer – continued
SLM Corp., EMTN, 4.750%, 3/17/2014	EUR	9,200,000	$11,276,304
SLM Corp., MTN, 5.050%, 11/14/2014		27,310,000	24,633,046
SLM Corp., MTN, 5.125%, 8/27/2012		4,875,000	4,570,186
SLM Corp., Series A, MTN, 4.500%, 7/26/2010		8,090,000	8,061,022
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		73,175,000	67,316,609
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		53,696,000	46,776,250
SLM Corp., Series A, MTN, 5.000%, 6/15/2018		22,998,000	17,678,908
SLM Corp., Series A, MTN, 5.375%, 1/15/2013		28,262,000	26,660,392
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		32,635,000	30,101,545
SLM Corp., Series A, MTN, 5.400%, 10/25/2011		1,785,000	1,783,424
SLM Corp., Series A, MTN, 5.625%, 8/01/2033		38,535,000	29,053,810
SLM Corp., Series A, MTN, 6.500%, 6/15/2010(c)	NZD	8,020,000	5,667,302
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		140,870,000	139,003,895

			639,179,525

Non-Captive Diversified – 6.0%
CIT Group, Inc., 7.000%, 5/01/2013		25,935,178	24,184,553
CIT Group, Inc., 7.000%, 5/01/2014		38,902,776	36,130,953
CIT Group, Inc., 7.000%, 5/01/2015		38,902,776	34,817,985
CIT Group, Inc., 7.000%, 5/01/2016		64,837,976	57,057,419
CIT Group, Inc., 7.000%, 5/01/2017		90,773,173	78,745,728
GATX Corp., 8.750%, 5/15/2014		8,840,000	9,940,730
General Electric Capital Australia Funding, EMTN, 8.000%, 2/13/2012	AUD	44,525,000	41,398,264
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016	NZD	89,985,000	63,430,489
General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012	SGD	15,000,000	10,578,873
General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012	SGD	150,000,000	107,087,732
General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014	NZD	3,500,000	2,616,843
General Electric Capital Corp., Series A, MTN, 0.584%, 5/13/2024(b)		22,590,000	19,157,043
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015	NZD	266,643,000	188,677,787
General Motors Acceptance Corp. of Canada Ltd., EMTN, 7.125%, 9/13/2011	AUD	4,950,000	3,980,227
GMAC, Inc., 5.375%, 6/06/2011, 144A		61,815,000	59,496,937
GMAC, Inc., 5.750%, 9/27/2010, 144A		7,263,000	7,190,370
GMAC, Inc., 6.000%, 4/01/2011, 144A		945,000	926,100
GMAC, Inc., 6.000%, 12/15/2011, 144A		53,975,000	52,895,500
GMAC, Inc., 6.625%, 12/17/2010, 144A		464,000	458,200
GMAC, Inc., 6.625%, 5/15/2012, 144A		20,691,000	20,277,180
GMAC, Inc., 6.750%, 12/01/2014, 144A		30,190,000	28,680,500
GMAC, Inc., 6.875%, 9/15/2011, 144A		8,439,000	8,312,415
GMAC, Inc., 6.875%, 8/28/2012, 144A		4,229,000	4,144,420
GMAC, Inc., 6.875%, 8/28/2012		10,000	9,786
GMAC, Inc., 7.000%, 2/01/2012, 144A		10,637,000	10,477,445
GMAC, Inc., 7.250%, 3/02/2011, 144A		25,000	24,750

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Non-Captive Diversified – continued
GMAC, Inc., 7.500%, 12/31/2013, 144A		$23,588,000	$22,762,420
GMAC, Inc., 8.000%, 12/31/2018, 144A		44,981,000	39,583,280
GMAC, Inc., 8.000%, 11/01/2031, 144A		35,442,000	31,897,800
International Lease Finance Corp., 6.375%, 3/25/2013		14,910,000	12,258,704
International Lease Finance Corp., Series R, MTN, 5.625%, 9/15/2010		120,000	118,703
International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014		570,000	430,783
iStar Financial, Inc., 5.150%, 3/01/2012		52,875,000	32,253,750
iStar Financial, Inc., 5.375%, 4/15/2010		6,905,000	6,585,644
iStar Financial, Inc., 5.500%, 6/15/2012		3,865,000	2,319,000
iStar Financial, Inc., 5.650%, 9/15/2011		30,335,000	22,296,225
iStar Financial, Inc., 5.800%, 3/15/2011		5,305,000	3,978,750
iStar Financial, Inc., 5.850%, 3/15/2017		6,565,000	3,676,400
iStar Financial, Inc., 5.875%, 3/15/2016		11,605,000	6,527,812
iStar Financial, Inc., 6.050%, 4/15/2015		5,655,000	3,180,937
iStar Financial, Inc., 8.625%, 6/01/2013		46,795,000	29,948,800
iStar Financial, Inc., Series B, 5.125%, 4/01/2011		2,330,000	1,700,900
iStar Financial, Inc., Series B, 5.700%, 3/01/2014		7,645,000	4,281,200
iStar Financial, Inc., Series B, 5.950%, 10/15/2013		60,205,000	35,069,412

			1,129,568,749

Oil Field Services – 2.1%
Allis-Chalmers Energy, Inc., 8.500%, 3/01/2017		1,985,000	1,717,025
Allis-Chalmers Energy, Inc., 9.000%, 1/15/2014		5,125,000	4,894,375
Nabors Industries, Inc., 6.150%, 2/15/2018		15,693,000	16,310,394
Nabors Industries, Inc., 9.250%, 1/15/2019		184,360,000	225,788,642
North American Energy Partners, Inc., 8.750%, 12/01/2011		12,685,000	12,685,000
Rowan Cos., Inc., 7.875%, 8/01/2019		23,050,000	25,645,223
Weatherford International Ltd., 6.500%, 8/01/2036		25,600,000	24,448,691
Weatherford International Ltd., 6.800%, 6/15/2037		4,250,000	4,213,229
Weatherford International Ltd., 7.000%, 3/15/2038		13,670,000	13,853,998
Weatherford International Ltd., 9.625%, 3/01/2019		51,825,000	64,610,383

			394,166,960

Packaging – 0.2%
OI European Group BV, 6.875%, 3/31/2017, 144A	EUR	3,450,000	4,747,917
Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014	EUR	2,500,000	3,494,278
Owens-Illinois, Inc., 7.800%, 5/15/2018		18,644,000	18,783,830

			27,026,025

Paper – 2.9%
Fibria Overseas Finance Ltd., 9.250%, 10/30/2019, 144A		32,370,000	36,335,325
Georgia-Pacific LLC, 7.250%, 6/01/2028		26,262,000	24,423,660
Georgia-Pacific LLC, 7.375%, 12/01/2025		31,317,000	29,907,735
Georgia-Pacific LLC, 7.700%, 6/15/2015		470,000	493,500
Georgia-Pacific LLC, 7.750%, 11/15/2029		80,840,000	79,829,500
Georgia-Pacific LLC, 8.000%, 1/15/2024		21,749,000	22,183,980
Georgia-Pacific LLC, 8.875%, 5/15/2031		27,237,000	28,871,220
International Paper Co., 6.875%, 11/01/2023		4,447,000	4,474,349
International Paper Co., 7.950%, 6/15/2018		216,710,000	249,955,481

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Paper – continued
International Paper Co., 8.700%, 6/15/2038	$10,392,000	$12,648,062
Jefferson Smurfit Corp., 7.500%, 6/01/2013(d)	5,540,000	4,875,200
Smurfit-Stone Container Enterprises, Inc., 8.000%, 3/15/2017(d)	1,115,000	982,594
Stone Container Finance, 7.375%, 7/15/2014(d)	90,000	84,712
Westvaco Corp., 7.950%, 2/15/2031	24,586,000	23,991,535
Westvaco Corp., 8.200%, 1/15/2030	25,389,000	26,119,848

		545,176,701

Pharmaceuticals – 0.3%
Elan Financial PLC, 8.875%, 12/01/2013	58,330,000	58,038,350

Pipelines – 2.2%
DCP Midstream LP, 6.450%, 11/03/2036, 144A	27,325,000	25,856,992
El Paso Corp., 6.950%, 6/01/2028	12,209,000	10,471,501
El Paso Corp., 7.420%, 2/15/2037	2,045,000	1,792,013
El Paso Corp., GMTN, 7.750%, 1/15/2032	1,500,000	1,418,419
El Paso Corp., GMTN, 7.800%, 8/01/2031	1,000,000	941,433
Energy Transfer Partners LP, 6.125%, 2/15/2017	7,325,000	7,597,629
Energy Transfer Partners LP, 6.625%, 10/15/2036	11,435,000	11,412,130
Enterprise Products Operating LLP, 6.300%, 9/15/2017	25,030,000	26,945,371
Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	7,500,000	8,778,262
Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	843,000	781,033
Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	59,207,124	64,798,645
NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	116,405,000	128,449,658
ONEOK Partners LP, 6.650%, 10/01/2036	9,450,000	9,638,272
Plains All American Pipeline LP, 6.125%, 1/15/2017	28,845,000	30,297,721
Plains All American Pipeline LP, 6.650%, 1/15/2037	62,130,000	63,387,511
Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	5,572,000	4,931,220
Williams Cos., Inc. (The), 7.500%, 1/15/2031	6,655,000	7,178,968

		404,676,778

Property & Casualty Insurance – 0.8%
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	46,320,000	47,372,205
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	34,729,000	36,231,689
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	51,522,000	45,739,583
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	1,190,000	1,443,853
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	8,600,000	3,698,000
White Mountains RE Group, 6.375%, 3/20/2017, 144A	75,000	70,385
Willis North America, Inc., 6.200%, 3/28/2017	12,000,000	11,895,888
XL Capital Ltd., 6.250%, 5/15/2027	6,575,000	5,978,990
XL Capital Ltd., 6.375%, 11/15/2024	2,110,000	1,972,548

		154,403,141

Railroads – 0.3%
Canadian Pacific Railway Co., 5.750%, 3/15/2033	3,830,000	3,534,753
Canadian Pacific Railway Co., 5.950%, 5/15/2037	24,475,000	23,237,055
CSX Corp., MTN, 6.000%, 10/01/2036	28,039,000	27,704,803
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	7,944,000	5,322,480
Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	63,300	58,236

		59,857,327

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Refining – 0.0%
Valero Energy Corp., 6.625%, 6/15/2037		$1,782,000	$1,672,108

REITs – 1.2%
Camden Property Trust, 5.000%, 6/15/2015		2,565,000	2,475,505
Camden Property Trust, 5.700%, 5/15/2017		40,075,000	37,799,181
Duke Realty LP, 5.950%, 2/15/2017		5,720,000	5,323,598
ERP Operating LP, 5.125%, 3/15/2016		4,680,000	4,562,167
ERP Operating LP, 5.375%, 8/01/2016		3,000,000	2,949,489
First Industrial LP, 5.950%, 5/15/2017		7,750,000	5,515,659
Highwoods Properties, Inc., 5.850%, 3/15/2017		57,890,000	52,809,805
Highwoods Properties, Inc., 7.500%, 4/15/2018		5,640,000	5,490,032
ProLogis, 5.625%, 11/15/2015		6,022,000	5,726,254
ProLogis, 5.625%, 11/15/2016		6,110,000	5,630,640
ProLogis, 5.750%, 4/01/2016		6,375,000	5,987,649
ProLogis, 6.625%, 5/15/2018		1,377,000	1,305,910
ProLogis, 7.375%, 10/30/2019		3,020,000	2,978,943
Simon Property Group LP, 5.250%, 12/01/2016		4,505,000	4,381,225
Simon Property Group LP, 5.750%, 12/01/2015		9,032,000	9,210,400
Simon Property Group LP, 5.875%, 3/01/2017		3,145,000	3,149,409
Simon Property Group LP, 6.100%, 5/01/2016		2,325,000	2,372,758
Simon Property Group LP, 6.125%, 5/30/2018		1,690,000	1,717,020
WEA Finance LLC/WT Finance Australia Pty Ltd., 6.750%, 9/02/2019, 144A		68,360,000	73,401,071

			232,786,715

Restaurants – 0.0%
McDonald’s Corp., EMTN, 3.628%, 10/10/2010	SGD	3,750,000	2,716,133

Retailers – 1.7%
Dillard’s, Inc., 6.625%, 1/15/2018		1,920,000	1,593,600
Dillard’s, Inc., 7.000%, 12/01/2028		4,680,000	3,439,800
Dillard’s, Inc., 7.130%, 8/01/2018		1,740,000	1,505,100
Dillard’s, Inc., 7.750%, 7/15/2026		7,182,000	5,458,320
Dillard’s, Inc., 7.750%, 5/15/2027		1,000,000	755,000
Foot Locker, Inc., 8.500%, 1/15/2022		14,269,000	13,484,205
Home Depot, Inc. (The), 5.875%, 12/16/2036		88,405,000	85,333,545
J.C. Penney Corp., Inc., 5.750%, 2/15/2018		5,160,000	5,089,050
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		98,218,000	87,217,584
J.C. Penney Corp., Inc., 7.125%, 11/15/2023		2,798,000	2,773,518
J.C. Penney Corp., Inc., 7.400%, 4/01/2037		4,655,000	4,620,087
J.C. Penney Corp., Inc., 7.625%, 3/01/2097		5,580,000	5,022,000
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037		36,772,000	31,072,340
Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027		14,133,000	11,871,720
Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029		2,098,000	1,846,240
Macy’s Retail Holdings, Inc., 8.875%, 7/15/2015		1,485,000	1,637,213
Marks & Spencer PLC, 7.125%, 12/01/2037, 144A		9,245,000	9,395,268
Toys R Us, Inc., 7.375%, 10/15/2018		39,965,000	36,567,975
Toys R Us, Inc., 7.875%, 4/15/2013		11,255,000	11,311,275

			319,993,840

Sovereigns – 4.7%
Indonesia Treasury Bond, 9.500%, 7/15/2023	IDR	10,000,000,000	983,449

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued

Sovereigns – continued
Indonesia Treasury Bond, 10.250%, 7/15/2027	IDR	25,000,000,000		$2,560,846
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	145,156,000,000		15,245,181
Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024	IDR	498,832,000,000		50,275,788
Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030	IDR	317,658,000,000		33,017,802
Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012	IDR	378,003,000,000		31,920,673
Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016	MXN	5,258,000	(†††)	39,530,658
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	28,585,700	(†††)	210,951,191
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	4,557,000	(†††)	36,892,820
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	110,620,000		101,659,616
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	15,305,000		14,026,229
New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017	AUD	95,840,000		83,242,790
Republic of Brazil, 10.250%, 1/10/2028	BRL	98,690,000		56,685,813
Republic of Brazil, 12.500%, 1/05/2016	BRL	17,305,000		11,231,849
Republic of Brazil, 12.500%, 1/05/2022	BRL	114,735,000		74,469,012
Republic of Croatia, 6.750%, 11/05/2019, 144A		26,800,000		28,865,637
Republic of Iceland, Zero Coupon, 2/15/2010	ISK	261,085,000		1,231,936
Republic of Iceland, 7.000%, 3/17/2010	ISK	4,024,483,000		19,107,670
Republic of Iceland, 7.250%, 5/17/2013	ISK	4,616,100,000		21,816,568
Republic of Iceland, 8.000%, 7/22/2011	ISK	2,470,000,000		11,839,063
Republic of Iceland, 13.750%, 12/10/2010	ISK	6,136,688,000		30,778,705
Republic of Venezuela, 7.000%, 3/16/2015	EUR	5,980,000		6,772,377

				883,105,673

Supermarkets – 0.8%
American Stores Co., 7.900%, 5/01/2017		3,000,000		2,837,040
American Stores Co., Series B, MTN, 7.100%, 3/20/2028		13,145,000		10,713,175
New Albertson’s, Inc., 7.450%, 8/01/2029		100,590,000		86,255,925
New Albertson’s, Inc., 7.750%, 6/15/2026		20,550,000		18,392,250
New Albertson’s, Inc., 8.000%, 5/01/2031		9,715,000		8,816,362
New Albertson’s, Inc., 8.700%, 5/01/2030		2,995,000		2,905,150
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		17,575,000		13,378,969

				143,298,871

Supranational – 1.8%
Eurofima, EMTN, 11.000%, 2/05/2010	ISK	290,000,000		1,385,123
European Investment Bank, Zero Coupon, 3/10/2021	AUD	149,830,000		60,760,719
European Investment Bank, 11.250%, 2/14/2013	BRL	11,505,000		6,867,976
European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A	IDR	837,962,640,000		67,456,215
European Investment Bank, EMTN, 7.000%, 1/18/2012	NZD	16,500,000		12,529,528
Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013	IDR	345,270,000,000		26,739,590
Inter-American Development Bank, EMTN, 6.000%, 12/15/2017	NZD	185,840,000		132,373,402
International Bank for Reconstruction & Development, 1.430%, 3/05/2014	SGD	40,000,000		27,438,773

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Supranational – continued
International Bank for Reconstruction & Development, 9.500%, 5/27/2010	ISK	2,126,200,000	$10,198,268

			345,749,594

Technology – 2.3%
Agilent Technologies, Inc., 6.500%, 11/01/2017		65,276,000	69,078,131
Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029		67,787,000	48,552,439
Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028		3,916,000	2,785,255
Alcatel-Lucent, EMTN, 6.375%, 4/07/2014	EUR	1,000,000	1,336,785
Amkor Technology, Inc., 7.750%, 5/15/2013		11,495,000	11,681,794
Arrow Electronics, Inc., 6.875%, 7/01/2013		12,960,000	14,134,928
Arrow Electronics, Inc., 6.875%, 6/01/2018		2,630,000	2,755,217
Avnet, Inc., 5.875%, 3/15/2014		36,145,000	37,476,654
Avnet, Inc., 6.000%, 9/01/2015		50,915,000	51,696,545
Avnet, Inc., 6.625%, 9/15/2016		15,245,000	15,728,068
Corning, Inc., 5.900%, 3/15/2014		9,330,000	9,852,396
Corning, Inc., 6.200%, 3/15/2016		5,155,000	5,471,007
Corning, Inc., 6.850%, 3/01/2029		10,821,000	10,808,220
Corning, Inc., 7.250%, 8/15/2036		5,645,000	5,751,832
Eastman Kodak Co., 7.250%, 11/15/2013		3,640,000	3,003,000
Equifax, Inc., 7.000%, 7/01/2037		15,578,000	15,316,741
Freescale Semiconductor, Inc., 10.125%, 12/15/2016		6,016,000	4,842,880
Motorola, Inc., 5.220%, 10/01/2097		13,780,000	7,120,195
Motorola, Inc., 6.000%, 11/15/2017		929,000	898,849
Motorola, Inc., 6.500%, 9/01/2025		12,730,000	11,059,977
Motorola, Inc., 6.500%, 11/15/2028		30,375,000	26,128,302
Motorola, Inc., 6.625%, 11/15/2037		27,275,000	23,729,250
Motorola, Inc., 7.500%, 5/15/2025		250,000	239,213
Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)		12,015,000	8,050,050
Nortel Networks Corp., 1.750%, 4/15/2012(d)		1,045,000	709,294
Nortel Networks Ltd., 6.875%, 9/01/2023(d)		18,622,000	8,379,900
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		4,554,000	4,760,141
Xerox Capital Trust I, 8.000%, 2/01/2027		30,285,000	29,982,150
Xerox Corp., 5.500%, 5/15/2012		7,110,000	7,513,990
Xerox Corp., 6.350%, 5/15/2018		550,000	573,720
Xerox Corp., MTN, 7.200%, 4/01/2016		615,000	661,338

			440,078,261

Tobacco – 0.8%
Altria Group, Inc., 8.500%, 11/10/2013		30,725,000	35,506,732
Altria Group, Inc., 9.250%, 8/06/2019		23,736,000	28,925,354
Altria Group, Inc., 9.700%, 11/10/2018		1,450,000	1,792,442
Reynolds American, Inc., 6.750%, 6/15/2017		71,085,000	73,616,053
Reynolds American, Inc., 7.250%, 6/15/2037		17,990,000	18,117,333

			157,957,914

Transportation Services – 0.5%
APL Ltd., 8.000%, 1/15/2024(c)		20,469,000	15,755,399
Atlas Air, Inc., Series 1999-1, Class A-1, 7.200%, 7/02/2020		11,939,761	9,551,808
Atlas Air, Inc., Series 1999-1A, 6.880%, 1/02/2011		894,030	822,508
Atlas Air, Inc., Series 1999-1B, 7.630%, 7/02/2016		16,271,225	12,691,556

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Transportation Services – continued
Atlas Air, Inc., Series 1999-1C, 8.770%, 7/02/2012(e)		$15,689,997	$11,139,898
Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 7/02/2017(e)		8,554,310	7,784,422
Atlas Air, Inc., Series 2000-1, Class C, 9.702%, 7/02/2011(e)		201,720	151,290
Atlas Air, Inc., Series B, 7.680%, 1/02/2014		35,851,805	30,474,034
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(e)		6,552,024	4,520,897
Erac USA Finance Co., 7.000%, 10/15/2037, 144A		2,675,000	2,618,311

			95,510,123

Treasuries – 16.8%
Canadian Government, 1.000%, 9/01/2011	CAD	421,197,000	400,673,790
Canadian Government, 1.250%, 12/01/2011	CAD	17,205,000	16,380,160
Canadian Government, 2.000%, 9/01/2012	CAD	587,055,000	562,396,276
Canadian Government, 2.750%, 12/01/2010	CAD	245,000	238,703
Canadian Government, 3.500%, 6/01/2013	CAD	228,647,000	227,306,840
Canadian Government, 3.750%, 6/01/2012	CAD	412,215,000	412,475,135
Canadian Government, 3.750%, 6/01/2019	CAD	246,645,000	238,405,027
Canadian Government, 4.250%, 6/01/2018	CAD	297,760,000	300,342,286
Canadian Government, 5.250%, 6/01/2012	CAD	431,800,000	446,630,287
New Zealand Government, 6.000%, 12/15/2017	NZD	33,000,000	24,215,053
Norwegian Government, 4.250%, 5/19/2017	NOK	668,075,000	117,290,445
Norwegian Government, 5.000%, 5/15/2015	NOK	319,620,000	58,522,567
Norwegian Government, 6.000%, 5/16/2011	NOK	530,990,000	96,082,245
Norwegian Government, 6.500%, 5/15/2013	NOK	379,945,000	72,516,878
U.S. Treasury Bond, 4.375%, 11/15/2039		160,000,000	153,150,080
U.S. Treasury Note, 3.125%, 5/15/2019		40,000,000	37,881,240

			3,164,507,012

Wireless – 1.2%
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		38,644,000	37,581,290
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		20,563,000	19,946,110
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		57,512,000	53,701,830
Rogers Wireless, Inc., 6.375%, 3/01/2014		1,895,000	2,098,133
Sprint Capital Corp., 6.875%, 11/15/2028		29,984,000	24,924,200
Sprint Capital Corp., 6.900%, 5/01/2019		23,845,000	21,937,400
Sprint Capital Corp., 8.750%, 3/15/2032		8,390,000	7,907,575
Sprint Nextel Corp., 6.000%, 12/01/2016		15,252,000	13,917,450
True Move Co. Ltd., 10.375%, 8/01/2014, 144A		1,000,000	940,000
True Move Co. Ltd., 10.750%, 12/16/2013, 144A		39,930,000	38,532,450

			221,486,438

Wirelines – 3.4%
AT&T Corp., 6.500%, 3/15/2029		27,859,000	27,731,712
AT&T, Inc., 6.450%, 6/15/2034		35,000	35,688
AT&T, Inc., 6.500%, 9/01/2037		37,095,000	38,448,968
Axtel SAB de CV, 9.000%, 9/22/2019, 144A		8,395,000	8,604,875
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	5,790,000	5,427,381
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	12,705,000	12,934,476
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	45,835,000	40,731,071
BellSouth Telecommunications, Inc., 7.000%, 12/01/2095		3,940,000	3,862,016
Embarq Corp., 7.995%, 6/01/2036		8,735,000	9,396,222

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Wirelines – continued
Frontier Communications Corp., 9.000%, 8/15/2031		$730,000	$717,225
GTE Corp., 6.940%, 4/15/2028		17,975,000	18,440,463
Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(d)		640,000	64
Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016	GBP	1,600,000	2,697,308
Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015	EUR	2,750,000	4,001,041
Level 3 Financing, Inc., 8.750%, 2/15/2017		43,605,000	39,789,562
Level 3 Financing, Inc., 9.250%, 11/01/2014		17,580,000	16,613,100
New England Telephone & Telegraph, 7.875%, 11/15/2029		2,905,000	3,178,085
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		30,365,000	26,265,725
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		64,147,000	51,959,070
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		15,925,000	14,173,250
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		40,420,000	34,357,000
Qwest Corp., 6.875%, 9/15/2033		40,555,000	35,688,400
Qwest Corp., 7.200%, 11/10/2026		1,505,000	1,362,025
Qwest Corp., 7.250%, 9/15/2025		10,620,000	9,823,500
Qwest Corp., 7.500%, 6/15/2023		2,890,000	2,731,050
Telecom Italia Capital SA, 6.000%, 9/30/2034		39,844,000	37,679,953
Telecom Italia Capital SA, 6.375%, 11/15/2033		26,495,000	26,121,924
Telefonica Emisiones SAU, 7.045%, 6/20/2036		21,505,000	24,556,538
Telus Corp., 4.950%, 3/15/2017	CAD	45,415,000	44,026,734
Telus Corp., Series CG, 5.050%, 12/04/2019	CAD	27,020,000	25,178,191
Verizon Communications, Inc., 5.850%, 9/15/2035		47,227,000	46,052,559
Verizon Maryland, Inc., 5.125%, 6/15/2033		10,305,000	8,153,017
Verizon New York, Inc., Series B, 7.375%, 4/01/2032		10,310,000	11,105,963
Verizon Pennsylvania, Inc., 6.000%, 12/01/2028		7,860,000	7,011,442

			638,855,598

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $15,464,108,255)			16,001,559,237

CONVERTIBLE BONDS – 7.1%

Airlines – 0.1%
AMR Corp., 6.250%, 10/15/2014		11,290,000	11,699,263

Automotive – 1.2%
Ford Motor Co., 4.250%, 11/15/2016		176,290,000	221,023,588
Navistar International Corp., 3.000%, 10/15/2014		12,335,000	12,751,306

			233,774,894

Diversified Manufacturing – 0.1%
Trinity Industries, Inc., 3.875%, 6/01/2036		20,340,000	15,204,150

Electric – 0.0%
CMS Energy Corp., 5.500%, 6/15/2029		1,000,000	1,222,500

Healthcare – 0.3%
Affymetrix, Inc., 3.500%, 1/15/2038		18,449,000	16,327,365
Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)		14,861,000	12,687,579
Life Technologies Corp., 1.500%, 2/15/2024		14,480,000	16,724,400
LifePoint Hospitals, Inc., 3.250%, 8/15/2025		285,000	262,556

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Healthcare – continued
LifePoint Hospitals, Inc., 3.500%, 5/15/2014	$2,510,000	$2,337,438
Omnicare, Inc., 3.250%, 12/15/2035	3,107,000	2,528,321

		50,867,659

Independent Energy – 0.0%
Penn Virginia Corp., 4.500%, 11/15/2012	4,290,000	4,064,775

Industrial Other – 0.1%
Incyte Corp., 3.500%, 2/15/2011	24,646,000	24,738,422

Life Insurance – 0.0%
MetLife, Inc., 6.400%, 12/15/2036	1,500,000	1,312,500

Lodging – 0.2%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	32,045,000	30,042,187

Media Non-Cable – 0.0%
Liberty Media LLC, 3.500%, 1/15/2031	10,184,386	6,161,554

Metals & Mining – 0.2%
Steel Dynamics, Inc., 5.125%, 6/15/2014	1,255,000	1,589,144
United States Steel Corp., 4.000%, 5/15/2014	16,535,000	30,982,456

		32,571,600

Non-Captive Diversified – 0.2%
iStar Financial, Inc., 0.790%, 10/01/2012(b)	60,585,000	33,400,510

Oil Field Services – 0.1%
Transocean, Inc., Series B, 1.500%, 12/15/2037	2,015,000	1,944,475
Transocean, Inc., Series C, 1.500%, 12/15/2037	11,525,000	11,092,813

		13,037,288

Pharmaceuticals – 0.8%
Human Genome Sciences, Inc., 2.250%, 10/15/2011	940,000	1,909,375
Human Genome Sciences, Inc., 2.250%, 8/15/2012	51,585,000	94,078,144
Kendle International, Inc., 3.375%, 7/15/2012	1,615,000	1,437,350
Nektar Therapeutics, 3.250%, 9/28/2012	26,120,000	24,030,400
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	34,079,000	40,724,405

		162,179,674

REITs – 0.1%
ProLogis, 1.875%, 11/15/2037	9,525,000	8,429,625
ProLogis, 2.250%, 4/01/2037	8,740,000	8,106,350

		16,535,975

Technology – 2.6%
Advanced Micro Devices, Inc., 5.750%, 8/15/2012	9,062,000	8,937,397
Advanced Micro Devices, Inc., 6.000%, 5/01/2015	2,615,000	2,353,500
Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	3,760,000	3,205,400
Ciena Corp., 0.250%, 5/01/2013	330,000	249,150
Ciena Corp., 0.875%, 6/15/2017	44,624,000	25,826,140
Intel Corp., 2.950%, 12/15/2035	3,031,000	2,924,915
Intel Corp., 3.250%, 8/01/2039, 144A	343,275,000	394,337,156
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	10,025,000	8,759,344
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	5,915,000	5,707,975
Maxtor Corp., 5.750%, 3/01/2012(c)	8,415,000	8,120,475
Nortel Networks Corp., 2.125%, 4/15/2014(d)	49,636,000	33,690,435
Richardson Electronics Ltd., 7.750%, 12/15/2011	395,000	379,200

		494,491,087

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	$123,000	$105,780

Wireless – 0.1%
NII Holdings, Inc., 3.125%, 6/15/2012	21,974,000	20,161,145

Wirelines – 1.0%
Level 3 Communications, Inc., 3.500%, 6/15/2012	48,075,000	42,065,625
Level 3 Communications, Inc., 5.250%, 12/15/2011	20,240,000	19,202,700
Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	64,473,000	73,015,672
Level 3 Communications, Inc., 10.000%, 5/01/2011	3,655,000	3,691,550
Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	48,975,000	55,464,188
Qwest Communications International, Inc., 3.500%, 11/15/2025	700,000	726,250

		194,165,985

TOTAL CONVERTIBLE BONDS (Identified Cost $1,179,855,317)		1,345,736,948

MUNICIPALS – 1.2%

California – 0.3%
San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), 3.750%, 8/01/2028, Series C	5,425,000	4,158,751
San Jose California Redevelopment Agency Tax Allocation (Merged Area), 3.750%, 8/01/2028, Series C, (Registered), (MBIA insured)	2,165,000	1,822,172
State of California, 4.500%, 8/01/2027 (AMBAC insured)	7,340,000	6,496,120
State of California, 4.500%, 10/01/2029	20,455,000	17,604,391
State of California, 4.500%, 8/01/2030	5,140,000	4,418,807
State of California, 4.500%, 8/01/2030 (AMBAC insured)	5,945,000	5,074,652
State of California (Various Purpose), 3.250%, 12/01/2027, (MBIA insured)	3,805,000	2,796,713
State of California (Various Purpose), 4.500%, 12/01/2033 (AMBAC insured)	17,945,000	14,883,583

		57,255,189

Illinois – 0.0%
Chicago O’Hare International Airport, 4.500%, 1/01/2038, Series A (FSA insured)	2,440,000	2,313,535

Michigan – 0.1%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(c)	21,265,000	16,991,160

Nebraska – 0.1%
Omaha Public Power District, 4.500%, 2/01/2034, Series AA (FGIC insured)	8,140,000	8,161,734

Ohio – 0.0%
Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	10,390,000	7,811,098

Virginia – 0.7%
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	178,970,000	129,105,379

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

TOTAL MUNICIPALS (Identified Cost $279,865,346)		$221,638,095

TOTAL BONDS AND NOTES (Identified Cost $16,923,828,918)		17,568,934,280

BANK LOANS – 0.7%

Airlines – 0.1%
Delta Air Lines, Inc., Secured Term Loan, 8.750%, 9/27/2013(g)	$8,374,013	8,351,319

Chemicals – 0.0%
Hexion Specialty Chemicals, Inc., Term Loan C1, 5/05/2013(h)	943,036	824,213
Hexion Specialty Chemicals, Inc., Term Loan C1, 2.563%, 5/05/2013(g)	5,985,776	5,231,568
Hexion Specialty Chemicals, Inc., Term Loan C2, 5/05/2013(h)	208,214	181,979
Hexion Specialty Chemicals, Inc., Term Loan C2, 2.563%, 5/05/2013(g)	1,296,921	1,133,509

		7,371,269

Media Non-Cable – 0.1%
Idearc, Inc., Exit Term Loan, 11.000%, 12/31/2015(g)	42,409,833	21,911,889
Tribune Co., Term Loan X, 5.000%, 6/04/2009(d)(g)(l)	4,666,005	2,611,516

		24,523,405

Oil Field Services – 0.1%
ATP Oil & Gas Corp., Tranche B-1 Term Loan, 11.250%, 7/15/2014(g)	18,850,581	18,302,783
ATP Oil & Gas Corp., Tranche B2 Term Loan, 11.750%, 1/15/2011(g)	2,813,131	2,731,382
Dresser, Inc., Second Lien Term Loan, 6.001%, 5/04/2015(g)	3,515,000	3,249,196
Dresser, Inc., Term Loan, 2.521%, 5/04/2014(g)	1,734,381	1,615,680

		25,899,041

Retailers – 0.0%
Harbor Freight Tools USA, Inc., Tranche C Term Loan, 9.750%, 2/12/2013(g)	2,214,193	2,214,193

Technology – 0.2%
Nuance Communications, Inc., Incremental Term Loan, 2.240%, 3/29/2013(g)	9,644,634	9,120,255
Nuance Communications, Inc., Term Loan, 2.240%, 3/31/2013(g)	771,979	730,007
Sungard Data Systems, Inc., Tranche B, 3.898%, 2/26/2016(g)	17,477,628	16,931,452

		26,781,714

Wirelines – 0.2%
Fairpoint Communications, Inc., Initial Term Loan A, 4.750%, 3/31/2014(d)(g)	5,859,871	4,564,429
Fairpoint Communications, Inc., Initial Term Loan B, 5.000%, 3/31/2015(d)(g)	17,739,671	13,798,981
Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(g)(i)	24,304,108	17,529,338

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

	Principal Amount (‡)	Value (†)
BANK LOANS – continued

Level 3 Financing, Inc., Tranche A Term Loan, 2.530%, 3/13/2014(g)	$7,875,000	$7,126,875

		43,019,623

TOTAL BANK LOANS (Identified Cost $146,947,981)		138,160,564

	Shares
PREFERRED STOCKS – 1.5%

CONVERTIBLE PREFERRED STOCKS – 1.0%

Automotive – 0.4%
Ford Motor Co. Capital Trust II, 6.500%	1,957,111	78,049,586

Capital Markets – 0.1%
Newell Financial Trust I, 5.250%	266,041	9,311,435

Commercial Banks – 0.0%
Wells Fargo & Co., Series L, Class A, 7.500%	8,193	7,521,174

Diversified Financial Services – 0.1%
Sovereign Capital Trust IV, 4.375%	304,895	9,432,689

Electric Utilities – 0.1%
AES Trust III, 6.750%	346,577	16,072,508
CMS Energy Trust I, 7.750%(c)(j)	208,375	7,293,125

		23,365,633

Hotels, Restaurants & Leisure – 0.0%
Six Flags, Inc., 7.250%(e)	1	1

Machinery – 0.0%
United Rentals Trust, 6.500%	206,396	6,049,983

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp., 4.500%	87,351	7,359,322
El Paso Energy Capital Trust I, 4.750%	189,879	6,942,451
Williams Cos., Inc., 5.500%	25,000	2,440,625

		16,742,398

REITs – 0.0%
FelCor Lodging Trust, Inc., Series A, 7.800%	53,600	582,900

Semiconductors & Semiconductor Equipment – 0.2%
Lucent Technologies Capital Trust, 7.750%	44,266	34,394,682

TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost $187,244,151)		185,450,481

NON-CONVERTIBLE PREFERRED STOCKS – 0.5%

Banking – 0.2%
GMAC, Inc., Series G, 7.000%, 144A	52,843	34,830,142

Diversified Financial Services – 0.1%
Bank of America Corp., 6.375%	53,000	1,009,650
Bank of America Corp., Series L, 7.250%	21,799	19,183,120
CIT Group, Inc., Series A, 6.350%	352,663	—

		20,192,770

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

	Shares	Value (†)
PREFERRED STOCKS – continued

Electric Utilities – 0.0%
Connecticut Light & Power Co., 1.900%	2,925	$85,191
Entergy Arkansas, Inc., 4.320%	100	6,669
Entergy Mississippi, Inc., 4.360%	5,000	318,906
Entergy New Orleans, Inc., 4.360%	665	41,562
Entergy New Orleans, Inc., 4.750%	200	13,619
MDU Resources Group, Inc., 5.100%	1,091	107,395
Public Service Company of Oklahoma, 4.000%	360	23,243
Southern California Edison Co., 4.780%	50,100	1,007,010
Xcel Energy, Inc., 3.600%	1,100	67,375

		1,670,970

Thrifts & Mortgage Finance – 0.2%
Countrywide Capital IV, 6.750%	534,725	11,427,073
Federal Home Loan Mortgage Corp., 5.000%(e)(k)	104,800	184,448
Federal Home Loan Mortgage Corp., 5.570%(e)(k)	2,451,457	2,304,370
Federal Home Loan Mortgage Corp., 5.660%(e)(k)	624,479	530,807
Federal Home Loan Mortgage Corp., 5.700%(e)(k)	171,050	265,127
Federal Home Loan Mortgage Corp., 5.790%(e)(k)	399,250	674,732
Federal Home Loan Mortgage Corp., 5.810%(e)(k)	115,450	199,729
Federal Home Loan Mortgage Corp., 5.900%(e)(k)	310,023	266,620
Federal Home Loan Mortgage Corp., 6.000%(e)(k)	134,800	226,464
Federal Home Loan Mortgage Corp., 6.420%(e)(k)	125,980	225,504
Federal Home Loan Mortgage Corp., 6.550%(e)(k)	541,540	525,294
Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(e)(k)	5,366,843	5,635,185
Federal National Mortgage Association, 4.750%(e)(k)	270,954	392,883
Federal National Mortgage Association, 5.125%(e)(k)	204,700	302,956
Federal National Mortgage Association, 5.375%(e)(k)	146,350	234,160
Federal National Mortgage Association, 5.810%(e)(k)	79,850	122,171
Federal National Mortgage Association, 6.750%(e)(k)	123,143	112,060
Federal National Mortgage Association, 8.250%(e)(k)	250,000	247,500
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(e)(k)	9,415,246	10,356,771

		34,233,854

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $443,178,523)		90,927,736

TOTAL PREFERRED STOCKS (Identified Cost $630,422,674)		276,378,217

COMMON STOCKS – 0.7%

Biotechnology – 0.3%
Vertex Pharmaceuticals, Inc.(e)	1,409,794	60,409,673

Containers & Packaging – 0.1%
Owens-Illinois, Inc.(e)	645,508	21,217,848

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

	Shares	Value (†)
COMMON STOCKS – continued

Electronic Equipment Instruments & Components – 0.1%
Corning, Inc.	630,490	$12,174,762

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp.	1,026,979	26,578,216

Thrifts & Mortgage Finance – 0.1%
Federal Home Loan Mortgage Corp.(e)(k)	6,751,988	9,925,422

TOTAL COMMON STOCKS (Identified Cost $181,944,983)		130,305,921

CLOSED END INVESTMENT COMPANIES – 0.2%
BlackRock Senior High Income Fund, Inc.	191,806	671,321
Dreyfus High Yield Strategies Fund	1,033,274	3,874,778
DWS High Income Trust	88,954	753,440
Highland Credit Strategies Fund	860,000	5,435,200
Morgan Stanley Emerging Markets Debt Fund, Inc.	356,954	3,598,096
Van Kampen High Income Trust II	28,322	410,103
Western Asset High Income Opportunity Fund, Inc.	2,217,450	13,260,351
Western Asset Managed High Income Fund, Inc.	1,218,442	7,054,779

TOTAL CLOSED END INVESTMENT COMPANIES (Identified Cost $44,128,614)		35,058,068

WARRANTS – 0.0%

PHARMACEUTICALS – 0.0%
Valeant Pharmaceuticals International, Expiration 8/16/2010(c)(e)(j) (Identified Cost $0)	862,648	155,277

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 2.5%
Repurchase Agreement with State Street Corporation dated 12/31/2009 at 0.000%, to be repurchased at $54,364 on 1/04/2010 collateralized by $60,000 U.S. Treasury Bill, due 2/25/2010 valued at $59,996 including accrued interest(m)	$54,364	54,364

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

	Principal Amount (‡)	Value (†)
SHORT-TERM INVESTMENTS – continued

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000%, to be repurchased at $477,855,271 on 1/04/2010 collateralized by $250,000,000 Federal Home Loan Mortgage Corp., 3.125% due 11/05/2014 valued at $250,000,000; $14,335,000 Federal Home Loan Bank, 1.625% due 4/05/2012 valued at $14,370,838; $4,480,000 Federal National Mortgage Association, 4.250% due 8/15/2010 valued at $4,659,200; $6,080,000 Federal National Mortgage Association, 5.000% due 10/15/2011 valued at $6,574,000; $36,855,000 Federal Home Loan Mortgage Corp., 5.125% due 10/18/2016 valued at $40,862,981; $37,855,000 Federal Home Loan Mortgage Corp., 5.125% due 8/23/2010 valued at $39,700,431; $75,000,000 Federal National Mortgage Association, 4.000% due 1/28/2013 valued at $80,812,500; $50,000,000 Federal National Mortgage Association, 2.150% due 4/13/2012 valued at $50,437,500 including accrued interest(m)

	$477,855,271	$477,855,271

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $477,909,635)		477,909,635

TOTAL INVESTMENTS – 98.6% (Identified Cost $18,405,182,805)(a)		18,626,901,962
Other assets less liabilities—1.4%		255,212,998

NET ASSETS – 100.0%		$18,882,114,960

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At December 31, 2009, the net unrealized appreciation on investments based on a cost of $18,435,049,964 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,350,335,273
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,158,483,275)

Net unrealized appreciation	$191,851,998

At September 30, 2009, the Fund had a capital loss carryforward of approximately $73,277,381 which expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $708,591,846. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2009 is disclosed.
(c)	Illiquid security. At December 31, 2009, the value of these securities amounted to $641,523,612 or 3.4% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2009.
(h)	All or a portion of this security has not settled. Contract rates are not determined and do not take effect until settlement date.
(i)	All or a portion of interest payment is paid-in-kind.
(j)	Fair valued security by the Fund’s investment adviser. At December 31, 2009 the value of these securities amounted to $7,448,402 or 0.0% of net assets.
(k)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(l)	Issuer has filed for bankruptcy.
(m)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the total value of these securities amounted to $2,372,115,482 or 12.6% of net assets.
ABS	Asset-Backed Securities
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investor Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; KRW: South Korean Won; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thai Baht

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Chemicals	$—	$126,072,656	$19,985,910	$146,058,566
Integrated Energy	—	—	1,351,426	1,351,426
Supranational	—	278,293,379	67,456,215	345,749,594
All Other Non-Convertible Bonds*	—	15,508,399,651	—	15,508,399,651

Total Non-Convertible Bonds	—	15,912,765,686	88,793,551	16,001,559,237

Convertible Bonds*	—	1,345,736,948	—	1,345,736,948
Municipals*	—	221,638,095	—	221,638,095

Total Bonds and Notes	—	17,480,140,729	88,793,551	17,568,934,280

Bank Loans*	—	138,160,564	—	138,160,564

Preferred Stocks
Convertible Preferred Stocks
Automotive	78,049,586	—	—	78,049,586
Capital Markets	—	9,311,435	—	9,311,435
Commercial Banks	7,521,174	—	—	7,521,174
Diversified Financial Services	—	9,432,689	—	9,432,689
Electric Utilities	—	16,072,508	7,293,125	23,365,633
Hotels, Restaurants & Leisure	1	—	—	1
Machinery	—	6,049,983	—	6,049,983
Oil, Gas & Consumable Fuels	7,359,322	9,383,076	—	16,742,398
REITs	—	582,900	—	582,900
Semiconductors & Semiconductor Equipment	—	34,394,682	—	34,394,682

Total Convertible Preferred Stocks	92,930,083	85,227,273	7,293,125	185,450,481

Non-Convertible Preferred Stocks
Banking	—	34,830,142	—	34,830,142
Diversified Financial Services	1,009,650	19,183,120	—	20,192,770
Electric Utilities	1,074,385	596,585	—	1,670,970
Thrifts & Mortgage Finance	20,002,492	14,231,362	—	34,233,854

Total Non-Convertible Preferred Stocks	22,086,527	68,841,209	—	90,927,736

Total Preferred Stocks	115,016,610	154,068,482	7,293,125	276,378,217

Common Stocks*	130,305,921	—	—	130,305,921
Closed End Investment Companies	35,058,068	—	—	35,058,068
Warrants*	—	—	155,277	155,277
Short-Term Investments	—	477,909,635	—	477,909,635

Total	$280,380,599	$18,250,279,410	$96,241,953	$18,626,901,962

*	Major categories of the Fund’s investments are included above.

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into/(out of) Level 3	Balance as of December 31, 2009
Bonds and Notes
Non-Convertible Bonds
Airlines	$4,164,511	$—	$—	$461,260	$—	$(4,625,771)	$—
Automotive	3,570,396	15,088	—	107,677	—	(3,693,161)	—
Chemicals	25,744,100	53,592	—	4,718,418	—	(10,530,200)	19,985,910
Diversified Manufacturing	30,625,436	127,257	—	1,808,607	—	(32,561,300)	—
Integrated Energy	1,447,652	—	—	(35,708)	(60,518)	—	1,351,426
Non-Captive Consumer	5,428,994	93,693	—	144,615	—	(5,667,302)	—
Non-Captive Diversified	4,017,538	43,739	—	(81,050)	—	(3,980,227)	—
Supranational	45,293,529	—	—	3,937,971	18,224,715	—	67,456,215
Technology	225,000	394	—	13,819	—	(239,213)	—
Convertible Bonds
Technology	7,657,650	48,169	—	414,656	—	(8,120,475)	—
Wirelines	68,341,380	47,758	—	4,626,535	—	(73,015,673)	—
Preferred Stocks
Convertible Preferred Stocks
Electric Utilities	7,293,125	—	—	—	—	—	7,293,125
REITs	616,400	—	—	(33,500)	—	(582,900)	—
Warrants
Pharmaceuticals	—	—	—	155,277	—	—	155,277

Total	$204,425,711	$429,690	$—	$16,238,577	$18,164,197	$(143,016,222)	$96,241,953

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Bond Fund – continued

INDUSTRY SUMMARY AT DECEMBER 31, 2009 (Unaudited)

Treasuries	16.8%
Banking	7.0
Non-Captive Diversified	6.2
Technology	5.1
Automotive	4.7
Sovereigns	4.7
Wirelines	4.6
Healthcare	3.8
Non-Captive Consumer	3.4
Paper	2.9
Electric	2.8
Oil Field Services	2.3
Pipelines	2.2
Media Cable	2.0
Airlines	2.0
Other Investments, less than 2% each	25.6
Short-Term Investments	2.5

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

CURRENCY EXPOSURE AT DECEMBER 31, 2009 OF NET ASSETS (Unaudited)

United States Dollar	69.1%
Canadian Dollar	14.8
New Zealand Dollar	2.6
Indonesian Rupiah	2.2
Other, less than 2% each	9.9

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 91.3% of Net Assets

NON-CONVERTIBLE BONDS – 84.7%

ABS Credit Card – 0.6%
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014		$4,265,000	$4,403,253

ABS Other – 0.1%
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029		725,000	649,143

Aerospace & Defense – 0.0%
Bombardier, Inc., 7.450%, 5/01/2034, 144A		175,000	151,375

Airlines – 0.7%
American Airlines, Inc., Pass Through Trust, Series 2009-1A, 10.375%, 7/02/2019		995,000	1,099,475
American Airlines, Inc., Pass Through Trust, Series 1993-A6, 8.040%, 9/16/2011		15,049	13,882
Continental Airlines, Inc., Series 1997-1, Class A, 7.461%, 10/01/2016		425,470	404,196
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019		115,186	105,396
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017		183,735	162,605
Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A		610,000	633,638
Delta Air Lines, Inc., 9.750%, 12/17/2016		500,000	508,750
Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014		1,680,127	1,498,858
United Air Lines, Inc., Series 2007-1, Class A, 6.636%, 1/02/2024		1,178,775	1,001,959

			5,428,759

Automotive – 3.3%
Cummins, Inc., 7.125%, 3/01/2028		2,400,000	2,367,276
FCE Bank PLC, EMTN, 4.625%, 10/25/2010	NOK	50,000	8,031
FCE Bank PLC, EMTN, 7.125%, 1/16/2012	EUR	300,000	421,464
FCE Bank PLC, EMTN, 7.125%, 1/15/2013	EUR	200,000	278,109
FCE Bank PLC, EMTN, 7.875%, 2/15/2011	GBP	300,000	482,137
Ford Motor Co., 6.375%, 2/01/2029		730,000	563,925
Ford Motor Co., 6.500%, 8/01/2018		50,000	42,187
Ford Motor Co., 6.625%, 10/01/2028		2,435,000	1,881,037
Ford Motor Co., 7.125%, 11/15/2025		595,000	464,100
Ford Motor Co., 7.450%, 7/16/2031		5,065,000	4,476,194
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013		230,000	229,654
Ford Motor Credit Co. LLC, 7.250%, 10/25/2011		140,000	141,385
Ford Motor Credit Co. LLC, 7.500%, 8/01/2012		1,355,000	1,366,461
Ford Motor Credit Co. LLC, 7.875%, 6/15/2010		500,000	507,553
Ford Motor Credit Co. LLC, 8.000%, 6/01/2014		10,915,000	11,207,391
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		565,000	565,751
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028		375,000	324,375

			25,327,030

Banking – 7.3%
AgriBank FCB, 9.125%, 7/15/2019(b)		4,330,000	4,758,462
Associates Corp. of North America, 6.950%, 11/01/2018		1,710,000	1,728,986
BAC Capital Trust VI, 5.625%, 3/08/2035		2,385,000	1,909,066
Bank of America Corp., 4.850%, 11/15/2014		500,000	491,796
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	2,340,000,000	2,007,687

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Banking – continued
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	175,000,000	$5,278,544
Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, 144A	THB	45,000,000	1,361,948
BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, 144A	IDR	18,710,000,000	1,765,650
Citigroup, Inc., 5.000%, 9/15/2014		6,020,000	5,803,424
Citigroup, Inc., 5.850%, 12/11/2034		135,000	119,106
Citigroup, Inc., 5.875%, 2/22/2033		3,075,000	2,593,901
Citigroup, Inc., 5.875%, 5/29/2037		570,000	502,275
Citigroup, Inc., 6.000%, 10/31/2033		1,460,000	1,256,218
Citigroup, Inc., 6.125%, 8/25/2036		225,000	192,959
Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017(c)	EUR	200,000	246,651
Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018		1,955,000	2,092,826
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		1,470,000	1,510,994
JPMorgan Chase & Co., Zero Coupon, 5/17/2010, 144A	BRL	16,585,000	9,115,558
JPMorgan Chase & Co., Zero Coupon, 3/28/2011, 144A	IDR	17,920,000,000	1,739,356
JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A	IDR	21,194,634,240	1,854,615
JPMorgan Chase & Co., Zero Coupon, EMTN, 3/28/2011, 144A	IDR	24,502,029,000	2,378,222
JPMorgan Chase London, EMTN, Zero Coupon, 10/21/2010, 144A	IDR	18,824,303,000	1,894,051
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		600,000	553,153
Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018	EUR	1,000,000	1,276,593
Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034		300,000	269,295
Morgan Stanley, 4.750%, 4/01/2014		1,795,000	1,805,316
Morgan Stanley, EMTN, 5.450%, 1/09/2017		370,000	373,965
Morgan Stanley, GMTN, 5.125%, 11/30/2015	GBP	350,000	565,019
Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017		800,000	803,542
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017		625,000	644,650

			56,893,828

Building Materials – 1.2%
Masco Corp., 0.554%, 3/12/2010(c)		1,675,000	1,668,171
Masco Corp., 4.800%, 6/15/2015		860,000	790,564
Masco Corp., 5.850%, 3/15/2017		240,000	223,310
Masco Corp., 6.125%, 10/03/2016		2,600,000	2,477,646
Masco Corp., 6.500%, 8/15/2032		305,000	259,553
Owens Corning, Inc., 6.500%, 12/01/2016		805,000	824,379
Owens Corning, Inc., 7.000%, 12/01/2036		2,050,000	1,911,914
USG Corp., 6.300%, 11/15/2016		1,680,000	1,503,600

			9,659,137

Chemicals – 2.0%
Borden, Inc., 7.875%, 2/15/2023		5,240,000	3,484,600
Borden, Inc., 8.375%, 4/15/2016		55,000	41,250
Borden, Inc., 9.200%, 3/15/2021		905,000	669,700
Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A		3,440,000	4,048,698
Cytec Industries, Inc., 8.950%, 7/01/2017		2,500,000	2,965,290
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014		1,255,000	1,229,900
ICI Wilmington, Inc., 5.625%, 12/01/2013		115,000	120,030
Lubrizol Corp., 5.500%, 10/01/2014		365,000	388,547
Lubrizol Corp., 6.500%, 10/01/2034		1,170,000	1,196,025

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Chemicals – continued
Methanex Corp., 6.000%, 8/15/2015	$1,565,000	$1,334,911

		15,478,951

Commercial Mortgage-Backed Securities – 0.1%
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	95,000	91,976
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,000,000	813,482

		905,458

Construction Machinery – 0.3%
Toro Co., 6.625%, 5/01/2037(b)	965,000	779,016
United Rentals North America, Inc., 7.000%, 2/15/2014	55,000	49,775
United Rentals North America, Inc., 7.750%, 11/15/2013	1,745,000	1,640,300

		2,469,091

Distributors – 0.1%
ONEOK, Inc., 6.000%, 6/15/2035	1,000,000	933,325

Diversified Manufacturing – 0.5%
Textron, Inc., 5.600%, 12/01/2017	245,000	236,136
Textron, Inc., 6.200%, 3/15/2015	1,910,000	1,987,980
Textron, Inc., 7.250%, 10/01/2019	1,290,000	1,335,240

		3,559,356

Electric – 3.3%
AES Corp. (The), 7.750%, 3/01/2014	730,000	740,950
Bruce Mansfield Unit, 6.850%, 6/01/2034(b)	4,219,957	3,970,726
Dynegy Holdings, Inc., 7.125%, 5/15/2018	380,000	309,700
Dynegy Holdings, Inc., 7.625%, 10/15/2026	810,000	558,900
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027	1,589,000	1,769,979
Enersis SA, 7.375%, 1/15/2014	275,000	306,558
Enersis SA, 7.400%, 12/01/2016	4,000,000	4,462,196
Mackinaw Power LLC, 6.296%, 10/31/2023, 144A	3,738,663	3,666,731
NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	695,000	364,875
NiSource Finance Corp., 5.250%, 9/15/2017	250,000	245,894
NiSource Finance Corp., 6.150%, 3/01/2013	850,000	905,043
NiSource Finance Corp., 6.400%, 3/15/2018	2,855,000	2,967,384
Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A	528,289	538,585
Quezon Power Philippines Co., 8.860%, 6/15/2017	1,237,600	1,150,968
TXU Corp., Series P, 5.550%, 11/15/2014	765,000	542,536
TXU Corp., Series Q, 6.500%, 11/15/2024	1,515,000	711,620
TXU Corp., Series R, 6.550%, 11/15/2034	1,275,000	591,117
White Pine Hydro LLC, 6.310%, 7/10/2017(b)	450,000	377,914
White Pine Hydro LLC, 6.960%, 7/10/2037(b)	670,000	461,949
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(b)	1,280,000	1,106,464

		25,750,089

Entertainment – 1.4%
Time Warner, Inc., 6.625%, 5/15/2029	2,065,000	2,153,178
Time Warner, Inc., 6.950%, 1/15/2028	875,000	941,548
Time Warner, Inc., 7.625%, 4/15/2031	730,000	847,988
Time Warner, Inc., 7.700%, 5/01/2032	1,155,000	1,356,357

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Entertainment – continued
Viacom, Inc., Class B, 6.875%, 4/30/2036	$4,880,000	$5,276,773

		10,575,844

Food & Beverage – 0.2%
Corn Products International, Inc., 6.625%, 4/15/2037	1,540,000	1,445,091
Sara Lee Corp., 6.125%, 11/01/2032	295,000	283,935

		1,729,026

Government Owned - No Guarantee – 0.2%
DP World Ltd., 6.850%, 7/02/2037, 144A	2,000,000	1,538,444

Health Insurance – 0.3%
CIGNA Corp., 6.350%, 3/15/2018	2,000,000	2,013,438

Healthcare – 2.7%
Boston Scientific Corp., 5.450%, 6/15/2014	290,000	304,500
Boston Scientific Corp., 6.400%, 6/15/2016	860,000	924,500
Boston Scientific Corp., 7.000%, 11/15/2035	860,000	843,875
HCA, Inc., 5.750%, 3/15/2014	455,000	427,700
HCA, Inc., 6.250%, 2/15/2013	2,345,000	2,280,513
HCA, Inc., 6.375%, 1/15/2015	410,000	386,938
HCA, Inc., 6.500%, 2/15/2016	610,000	579,500
HCA, Inc., 6.750%, 7/15/2013	115,000	113,275
HCA, Inc., 7.050%, 12/01/2027	3,545,000	3,039,837
HCA, Inc., 7.190%, 11/15/2015	820,000	762,600
HCA, Inc., 7.500%, 12/15/2023	1,475,000	1,347,772
HCA, Inc., 7.500%, 11/06/2033	1,440,000	1,259,333
HCA, Inc., 7.690%, 6/15/2025	2,660,000	2,435,767
HCA, Inc., 8.360%, 4/15/2024	2,220,000	2,109,000
HCA, Inc., MTN, 7.580%, 9/15/2025	2,930,000	2,607,700
HCA, Inc., MTN, 7.750%, 7/15/2036	430,000	382,700
Owens & Minor, Inc., 6.350%, 4/15/2016(b)	320,000	292,697
Tenet Healthcare Corp., 6.875%, 11/15/2031	1,075,000	860,000
Tenet Healthcare Corp., 7.375%, 2/01/2013	85,000	85,213

		21,043,420

Home Construction – 1.0%
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	115,000	81,075
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	155,000	112,375
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	115,000	83,950
Lennar Corp., Series B, 5.600%, 5/31/2015	1,700,000	1,557,625
Pulte Homes, Inc., 5.200%, 2/15/2015	1,152,000	1,074,240
Pulte Homes, Inc., 6.000%, 2/15/2035	3,920,000	3,096,800
Pulte Homes, Inc., 6.375%, 5/15/2033	1,960,000	1,582,700
Toll Brothers Finance Corp., 5.150%, 5/15/2015	565,000	540,625

		8,129,390

Independent Energy – 2.2%
Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,230,000	3,493,882
Anadarko Petroleum Corp., 6.450%, 9/15/2036	2,845,000	2,971,230
Chesapeake Energy Corp., 6.500%, 8/15/2017	380,000	372,400
Chesapeake Energy Corp., 6.875%, 1/15/2016	200,000	200,000
Chesapeake Energy Corp., 6.875%, 11/15/2020	900,000	868,500
Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A	792,000	724,680

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Independent Energy – continued
Connacher Oil and Gas Ltd., 11.750%, 7/15/2014, 144A		$525,000	$580,125
Penn Virginia Corp., 10.375%, 6/15/2016		500,000	545,000
Pioneer Natural Resources Co., 5.875%, 7/15/2016		435,000	416,424
Pioneer Natural Resources Co., 7.200%, 1/15/2028		1,465,000	1,323,056
Questar Market Resources, Inc., 6.800%, 4/01/2018		3,820,000	3,980,837
Talisman Energy, Inc., 5.850%, 2/01/2037		550,000	525,492
Talisman Energy, Inc., 6.250%, 2/01/2038		1,485,000	1,486,675

			17,488,301

Industrial Other – 0.2%
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A		1,575,000	1,338,750

Integrated Energy – 0.1%
PF Export Receivables Master Trust, Series A, 6.436%, 6/01/2015, 144A		1,109,545	1,126,188

Life Insurance – 0.7%
Hartford Life Insurance Co., 2.020%, 9/15/2011(c)		500,000	474,120
MetLife, Inc., 10.750%, 8/01/2039		3,385,000	4,168,377
Protective Life Secured Trust, 1.550%, 9/10/2014(c)		1,000,000	922,500

			5,564,997

Local Authorities – 4.1%
Province of Alberta, 5.930%, 9/16/2016	CAD	821,399	871,891
Province of British Columbia, Zero Coupon, 8/23/2013	CAD	11,700,000	10,136,271
Province of Ontario, Canada, 4.200%, 3/08/2018	CAD	19,825,000	19,231,492
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	2,150,000	1,968,087

			32,207,741

Lodging – 0.0%
Host Marriott LP, Series O, 6.375%, 3/15/2015		150,000	147,000

Media Cable – 3.1%
Comcast Corp., 5.650%, 6/15/2035		2,040,000	1,906,845
Comcast Corp., 6.450%, 3/15/2037		805,000	830,011
Comcast Corp., 6.500%, 11/15/2035		2,275,000	2,358,859
Comcast Corp., 6.950%, 8/15/2037		7,695,000	8,386,727
CSC Holdings LLC, 6.750%, 4/15/2012		26,000	26,845
CSC Holdings LLC, 7.875%, 2/15/2018		170,000	175,950
CSC Holdings LLC, 8.500%, 4/15/2014, 144A		1,000,000	1,065,000
TCI Communications, Inc., 7.875%, 2/15/2026		550,000	616,519
Time Warner Cable, Inc., 6.550%, 5/01/2037		1,500,000	1,528,494
Time Warner Cable, Inc., 6.750%, 7/01/2018		6,500,000	7,140,659
Virgin Media Finance PLC, 9.125%, 8/15/2016		400,000	421,500
Virgin Media Finance PLC, 9.750%, 4/15/2014	GBP	52,543	87,838

			24,545,247

Media Non-Cable – 0.4%
News America, Inc., 6.150%, 3/01/2037		2,630,000	2,616,555
News America, Inc., 6.200%, 12/15/2034		795,000	798,987

			3,415,542

Metals & Mining – 0.2%
Alcoa, Inc., 5.720%, 2/23/2019		1,500,000	1,450,245
Alcoa, Inc., 5.870%, 2/23/2022		300,000	278,576

			1,728,821

5

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued

Non-Captive Consumer – 1.9%
SLM Corp., 6.000%, 12/15/2043		$31,725	(††)	$493,879
SLM Corp., MTN, 5.125%, 8/27/2012		760,000		712,480
SLM Corp., Series A, MTN, 4.500%, 7/26/2010		730,000		727,385
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		1,665,000		1,531,700
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		200,000		174,226
SLM Corp., Series A, MTN, 5.000%, 6/15/2018		145,000		111,464
SLM Corp., Series A, MTN, 5.375%, 1/15/2013		2,920,000		2,754,524
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		235,000		216,757
SLM Corp., Series A, MTN, 5.400%, 10/25/2011		405,000		404,642
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		7,986,000		7,880,209

				15,007,266

Non-Captive Diversified – 3.6%
CIT Group, Inc., 7.000%, 5/01/2013		870,554		811,792
CIT Group, Inc., 7.000%, 5/01/2014		1,305,836		1,212,795
CIT Group, Inc., 7.000%, 5/01/2015		1,305,836		1,168,723
CIT Group, Inc., 7.000%, 5/01/2016		2,176,397		1,915,229
CIT Group, Inc., 7.000%, 5/01/2017		3,046,961		2,643,239
General Electric Capital Australia Funding, EMTN, 8.000%, 2/13/2012	AUD	830,000		771,714
General Electric Capital Corp., 5.625%, 5/01/2018		35,000		35,866
General Electric Capital Corp., MTN, 5.875%, 1/14/2038		170,000		157,400
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016	NZD	1,345,000		948,091
General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014	NZD	2,500,000		1,869,173
General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015		1,145,000		1,189,427
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015	NZD	9,210,000		6,517,038
GMAC, Inc., 5.375%, 6/06/2011, 144A		2,268,000		2,182,950
GMAC, Inc., 5.750%, 9/27/2010, 144A		309,000		305,910
GMAC, Inc., 6.000%, 12/15/2011, 144A		1,305,000		1,278,900
GMAC, Inc., 6.875%, 8/28/2012, 144A		224,000		219,520
GMAC, Inc., 7.000%, 2/01/2012, 144A		253,000		249,205
GMAC, Inc., 7.500%, 12/31/2013, 144A		682,000		658,130
GMAC, Inc., 8.000%, 12/31/2018, 144A		1,460,000		1,284,800
GMAC, Inc., 8.000%, 11/01/2031, 144A		181,000		162,900
iStar Financial, Inc., 5.500%, 6/15/2012		85,000		51,000
iStar Financial, Inc., 5.650%, 9/15/2011		135,000		99,225
iStar Financial, Inc., 5.875%, 3/15/2016		30,000		16,875
iStar Financial, Inc., 6.050%, 4/15/2015		30,000		16,875
iStar Financial, Inc., 8.625%, 6/01/2013		2,495,000		1,596,800
iStar Financial, Inc., Series B, 5.700%, 3/01/2014		95,000		53,200
iStar Financial, Inc., Series B, 5.950%, 10/15/2013		1,245,000		725,213

				28,141,990

Oil Field Services – 0.2%
Allis-Chalmers Energy, Inc., 8.500%, 3/01/2017		85,000		73,525
Allis-Chalmers Energy, Inc., 9.000%, 1/15/2014		220,000		210,100

6

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Oil Field Services – continued
North American Energy Partners, Inc., 8.750%, 12/01/2011	$1,000,000	$1,000,000

		1,283,625

Packaging – 0.3%
Owens-Illinois, Inc., 7.800%, 5/15/2018	2,000,000	2,015,000

Paper – 1.9%
Georgia-Pacific LLC, 7.250%, 6/01/2028	2,000,000	1,860,000
Georgia-Pacific LLC, 7.375%, 12/01/2025	2,868,000	2,738,940
Georgia-Pacific LLC, 7.750%, 11/15/2029	6,005,000	5,929,937
Georgia-Pacific LLC, 8.000%, 1/15/2024	132,000	134,640
Jefferson Smurfit Corp., 7.500%, 6/01/2013(d)	335,000	294,800
Westvaco Corp., 7.950%, 2/15/2031	1,045,000	1,019,733
Westvaco Corp., 8.200%, 1/15/2030	1,080,000	1,111,089
Weyerhaeuser Co., 7.375%, 3/15/2032	1,565,000	1,483,733

		14,572,872

Pharmaceuticals – 0.0%
Elan Financial PLC, 8.875%, 12/01/2013	335,000	333,325

Pipelines – 1.8%
DCP Midstream LP, 6.450%, 11/03/2036, 144A	1,740,000	1,646,520
El Paso Corp., 6.950%, 6/01/2028	925,000	793,360
El Paso Corp., 12.000%, 12/12/2013	2,195,000	2,573,638
El Paso Corp., GMTN, 7.800%, 8/01/2031	250,000	235,358
Enterprise Products Operating LLP, 6.300%, 9/15/2017	1,550,000	1,668,611
Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	300,000	351,131
Plains All American Pipeline LP, 6.125%, 1/15/2017	1,785,000	1,874,898
Plains All American Pipeline LP, 6.650%, 1/15/2037	3,850,000	3,927,924
Williams Cos., Inc. (The), 7.500%, 1/15/2031	1,000,000	1,078,733

		14,150,173

Property & Casualty Insurance – 1.2%
Axis Capital Holdings Ltd., 5.750%, 12/01/2014	80,000	80,527
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	1,190,000	1,217,032
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	775,000	808,534
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	180,000	159,798
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	1,880,000	2,281,045
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	1,545,000	664,350
White Mountains RE Group, 6.375%, 3/20/2017, 144A	2,140,000	2,008,328
XL Capital Ltd., 6.250%, 5/15/2027	1,430,000	1,300,373
XL Capital Ltd., 6.375%, 11/15/2024	1,135,000	1,061,063

		9,581,050

Railroads – 0.2%
CSX Corp., MTN, 6.000%, 10/01/2036	1,072,000	1,059,223
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	500,000	335,000

		1,394,223

REITs – 1.6%
Camden Property Trust, 5.700%, 5/15/2017	1,495,000	1,410,101
Duke Realty LP, 5.950%, 2/15/2017	210,000	195,447
ERP Operating LP, 5.125%, 3/15/2016	70,000	68,238
Highwoods Properties, Inc., 5.850%, 3/15/2017	3,485,000	3,179,170

7

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued

REITs – continued
Highwoods Properties, Inc., 7.500%, 4/15/2018		$475,000		$462,370
ProLogis, 5.625%, 11/15/2015		100,000		95,089
ProLogis, 5.750%, 4/01/2016		80,000		75,139
Realty Income Corp., 6.750%, 8/15/2019		1,000,000		979,215
Simon Property Group LP, 5.250%, 12/01/2016		1,125,000		1,094,091
Simon Property Group LP, 5.300%, 5/30/2013		685,000		706,786
Simon Property Group LP, 5.750%, 12/01/2015		350,000		356,913
Simon Property Group LP, 5.875%, 3/01/2017		200,000		200,280
Simon Property Group LP, 6.100%, 5/01/2016		290,000		295,957
WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A		2,960,000		3,178,279

				12,297,075

Restaurants – 0.1%
McDonald’s Corp., EMTN, 3.628%, 10/10/2010	SGD	1,000,000		724,302

Retailers – 1.9%
Dillard’s, Inc., 7.750%, 7/15/2026		1,025,000		779,000
Foot Locker, Inc., 8.500%, 1/15/2022		1,100,000		1,039,500
Home Depot, Inc. (The), 5.875%, 12/16/2036		6,693,000		6,460,465
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		2,110,000		1,873,680
J.C. Penney Corp., Inc., 7.125%, 11/15/2023		575,000		569,969
Toys R Us, Inc., 7.375%, 10/15/2018		3,240,000		2,964,600
Toys R Us, Inc., 7.875%, 4/15/2013		750,000		753,750

				14,440,964

Sovereigns – 4.5%
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	2,915,000,000		306,151
Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024	IDR	33,387,000,000		3,364,976
Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012	IDR	7,590,000,000		640,942
Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016	MXN	578,000	(†††)	4,345,515
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	125,000	(†††)	972,328
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	305,000	(†††)	2,250,780
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	501,000	(†††)	4,056,024
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	3,240,000		2,977,555
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	845,000		774,398
New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017	AUD	4,280,000		3,717,437
Republic of Brazil, 10.250%, 1/10/2028	BRL	14,885,000		8,549,684
Republic of Brazil, 12.500%, 1/05/2022	BRL	625,000		405,658
Republic of Iceland, Zero Coupon, 2/15/2010	ISK	11,345,000		53,532
Republic of Iceland, 7.000%, 3/17/2010	ISK	21,715,000		103,100
Republic of Iceland, 7.250%, 5/17/2013	ISK	212,600,000		1,004,788
Republic of Iceland, 8.000%, 7/22/2011	ISK	113,800,000		545,460
Republic of Iceland, 13.750%, 12/10/2010	ISK	157,245,000		788,666

				34,856,994

Supermarkets – 1.1%
American Stores Co., 8.000%, 6/01/2026		25,000		22,813
New Albertson’s, Inc., 7.450%, 8/01/2029		6,515,000		5,586,612

8

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Supermarkets – continued
New Albertson’s, Inc., 7.750%, 6/15/2026		$1,470,000	$1,315,650
New Albertson’s, Inc., 8.000%, 5/01/2031		565,000	512,738
New Albertson’s, Inc., 8.700%, 5/01/2030		5,000	4,850
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		1,745,000	1,328,381

			8,771,044

Supranational – 3.4%
Eurofima, EMTN, 11.000%, 2/05/2010	ISK	20,000,000	95,526
Inter-American Development Bank, EMTN, 6.000%, 12/15/2017	NZD	19,735,000	14,057,195
International Bank for Reconstruction & Development, 1.430%, 3/05/2014	SGD	17,000,000	11,661,478
International Bank for Reconstruction & Development, 9.500%, 5/27/2010	ISK	210,000,000	1,007,260

			26,821,459

Technology – 2.1%
Agilent Technologies, Inc., 6.500%, 11/01/2017		5,215,000	5,518,758
Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029		250,000	179,063
Amkor Technology, Inc., 7.750%, 5/15/2013		530,000	538,612
Arrow Electronics, Inc., 6.875%, 7/01/2013		2,850,000	3,108,375
Avnet, Inc., 6.000%, 9/01/2015		1,645,000	1,670,251
Avnet, Inc., 6.625%, 9/15/2016		130,000	134,119
Corning, Inc., 6.200%, 3/15/2016		250,000	265,325
Corning, Inc., 6.850%, 3/01/2029		450,000	449,469
Corning, Inc., 7.250%, 8/15/2036		1,175,000	1,197,237
Motorola, Inc., 5.220%, 10/01/2097		515,000	266,103
Motorola, Inc., 6.500%, 11/15/2028		815,000	701,056
Motorola, Inc., 6.625%, 11/15/2037		995,000	865,650
Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)		150,000	100,500
Nortel Networks Ltd., 6.875%, 9/01/2023(d)		1,325,000	596,250
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		1,042,200	1,089,376

			16,680,144

Tobacco – 0.9%
Altria Group, Inc., 9.250%, 8/06/2019		2,385,000	2,906,428
Reynolds American, Inc., 6.750%, 6/15/2017		3,320,000	3,438,212
Reynolds American, Inc., 7.250%, 6/15/2037		810,000	815,733

			7,160,373

Transportation Services – 0.6%
APL Ltd., 8.000%, 1/15/2024(b)		2,500,000	1,924,300
Atlas Air, Inc., Series 1999-1B, 7.630%, 7/02/2016		1,187,970	926,616
Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 7/02/2017(i)		364,292	331,506
Atlas Air, Inc., Series B, 7.680%, 1/02/2014		1,347,204	1,145,124

			4,327,546

Treasuries – 16.8%
Canadian Government, 1.000%, 9/01/2011	CAD	920,000	875,172
Canadian Government, 1.250%, 12/01/2011	CAD	490,000	466,509
Canadian Government, 2.000%, 9/01/2012	CAD	19,910,000	19,073,698
Canadian Government, 2.750%, 12/01/2010	CAD	12,760,000	12,432,048
Canadian Government, 3.500%, 6/01/2013	CAD	2,860,000	2,843,237

9

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Treasuries – continued
Canadian Government, 3.750%, 9/01/2011	CAD	18,145,000	$18,040,035
Canadian Government, 3.750%, 6/01/2012	CAD	14,255,000	14,263,996
Canadian Government, 3.750%, 6/01/2019	CAD	7,385,000	7,138,280
Canadian Government, 4.250%, 6/01/2018	CAD	9,615,000	9,698,385
Canadian Government, 5.250%, 6/01/2012	CAD	22,355,000	23,122,789
Norwegian Government, 4.250%, 5/19/2017	NOK	56,415,000	9,904,487
Norwegian Government, 5.000%, 5/15/2015	NOK	9,425,000	1,725,722
Norwegian Government, 6.000%, 5/16/2011	NOK	11,705,000	2,118,011
Norwegian Government, 6.500%, 5/15/2013	NOK	8,410,000	1,605,145
U.S. Treasury Bond, 4.375%, 11/15/2039		8,145,000	7,796,296

			131,103,810

Wireless – 1.3%
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		4,585,000	4,458,912
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		745,000	722,650
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		1,745,000	1,629,394
Rogers Cable, Inc., 5.500%, 3/15/2014		150,000	160,729
Sprint Capital Corp., 6.875%, 11/15/2028		1,262,000	1,049,038
Sprint Capital Corp., 6.900%, 5/01/2019		870,000	800,400
Sprint Capital Corp., 8.750%, 3/15/2032		300,000	282,750
Sprint Nextel Corp., 6.000%, 12/01/2016		898,000	819,425

			9,923,298

Wirelines – 3.0%
AT&T Corp., 6.500%, 3/15/2029		355,000	353,378
AT&T, Inc., 6.500%, 9/01/2037		1,630,000	1,689,495
Axtel SAB de CV, 9.000%, 9/22/2019, 144A		355,000	363,875
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	195,000	182,787
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	690,000	702,463
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	600,000	533,187
Embarq Corp., 7.082%, 6/01/2016		235,000	259,576
Embarq Corp., 7.995%, 6/01/2036		200,000	215,140
GTE Corp., 6.940%, 4/15/2028		350,000	359,063
Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(d)		75,000	7
Level 3 Financing, Inc., 9.250%, 11/01/2014		500,000	472,500
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		3,305,000	2,858,825
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		7,205,000	5,836,050
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		350,000	311,500
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		775,000	658,750
Qwest Corp., 6.875%, 9/15/2033		790,000	695,200
Qwest Corp., 7.200%, 11/10/2026		1,780,000	1,610,900
Qwest Corp., 7.250%, 9/15/2025		1,220,000	1,128,500
Telecom Italia Capital SA, 6.000%, 9/30/2034		1,330,000	1,257,764
Telecom Italia Capital SA, 6.375%, 11/15/2033		1,320,000	1,301,413
Telefonica Emisiones SAU, 7.045%, 6/20/2036		93,000	106,197
Verizon Communications, Inc., 5.850%, 9/15/2035		2,675,000	2,608,478

			23,505,048

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $620,193,259)			661,292,525

10

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

CONVERTIBLE BONDS – 5.6%

Airlines – 0.2%
AMR Corp., 6.250%, 10/15/2014	$1,860,000	$1,927,425

Automotive – 0.5%
Ford Motor Co., 4.250%, 11/15/2016	2,925,000	3,667,219

Construction Machinery – 0.0%
United Rentals North America, Inc., 1.875%, 10/15/2023	50,000	48,625

Electric – 0.1%
CMS Energy Corp., 5.500%, 6/15/2029	500,000	611,250

Healthcare – 0.1%
Affymetrix, Inc., 3.500%, 1/15/2038	604,000	534,540

Industrial Other – 0.2%
Incyte Corp., 3.500%, 2/15/2011	1,290,000	1,294,838

Life Insurance – 0.1%
MetLife, Inc., 6.400%, 12/15/2036	1,000,000	875,000

Lodging – 0.2%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	1,430,000	1,340,625

Media Non-Cable – 0.0%
Liberty Media LLC, 3.500%, 1/15/2031	452,457	273,737

Metals & Mining – 0.4%
Steel Dynamics, Inc., 5.125%, 6/15/2014	235,000	297,569
United States Steel Corp., 4.000%, 5/15/2014	1,540,000	2,885,575

		3,183,144

Non-Captive Diversified – 0.0%
iStar Financial, Inc., 0.790%, 10/01/2012(c)	380,000	209,494

Oil Field Services – 0.0%
Transocean, Inc., Series C, 1.500%, 12/15/2037	360,000	346,500

Pharmaceuticals – 0.4%
Human Genome Sciences, Inc., 2.250%, 10/15/2011	175,000	355,469
Human Genome Sciences, Inc., 2.250%, 8/15/2012	205,000	373,868
Nektar Therapeutics, 3.250%, 9/28/2012	1,065,000	979,800
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	1,095,000	1,308,525

		3,017,662

Pipelines – 0.2%
CenterPoint Energy Resources Corp., 6.000%, 3/15/2012(b)	1,467,700	1,431,008

REITs – 0.5%
ProLogis, 1.875%, 11/15/2037	2,505,000	2,216,925
ProLogis, 2.250%, 4/01/2037	1,515,000	1,405,162

		3,622,087

Technology – 1.9%
Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	5,000	4,262
Intel Corp., 2.950%, 12/15/2035	2,785,000	2,687,525
Intel Corp., 3.250%, 8/01/2039, 144A	7,000,000	8,041,250
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	3,585,000	3,132,394
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	380,000	366,700
Maxtor Corp., 5.750%, 3/01/2012(b)	363,000	350,295
Nortel Networks Corp., 2.125%, 4/15/2014(d)	248,000	168,330

11

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Technology – continued
Richardson Electronics Ltd., 7.750%, 12/15/2011	$263,000	$252,480

		15,003,236

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	63,000	54,180

Wirelines – 0.8%
Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(b)	3,040,000	3,442,800
Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(b)	1,990,000	2,253,675
Qwest Communications International, Inc., 3.500%, 11/15/2025	250,000	259,375

		5,955,850

TOTAL CONVERTIBLE BONDS (Identified Cost $37,648,246)		43,396,420

MUNICIPALS – 1.0%

Michigan – 0.3%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(b)	2,435,000	1,945,614

Virginia – 0.7%
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(b)	7,725,000	5,572,660

TOTAL MUNICIPALS (Identified Cost $10,140,334)		7,518,274

TOTAL BONDS AND NOTES (Identified Cost $667,981,839)		712,207,219

BANK LOANS – 0.3%

Media Non-Cable – 0.1%
Idearc, Inc., Exit Term Loan, 11.000%, 12/31/2015(e)	1,609,994	831,835
Tribune Co., Term Loan X, 5.000%, 6/04/2009(d)(e)(f)	74,971	41,961

		873,796

Technology – 0.1%
Sungard Data Systems, Inc., Tranche B, 3.898%, 2/26/2016(e)	769,035	745,002

Wirelines – 0.1%
Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(e)(g)	484,418	349,387
Level 3 Financing, Inc., Tranche A Term Loan, 2.530%, 3/31/2014(e)	345,000	312,225

		661,612

TOTAL BANK LOANS (Identified Cost $2,839,534)		2,280,410

12

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

	Shares	Value (†)
PREFERRED STOCKS – 2.0%

CONVERTIBLE PREFERRED STOCKS – 1.4%

Automotive – 0.4%
Ford Motor Co. Capital Trust II, 6.500%	81,667	$3,256,880

Capital Markets – 0.1%
Newell Financial Trust I, 5.250%	25,075	877,625

Diversified Financial Services – 0.2%
Sovereign Capital Trust IV, 4.375%	55,343	1,712,174

Electric Utilities – 0.1%
AES Trust III, 6.750%	10,000	463,750

Machinery – 0.1%
United Rentals Trust, 6.500%	30,199	885,208

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp., 4.500%	775	65,294
El Paso Energy Capital Trust I, 4.750%	20,200	738,562

		803,856

REITs – 0.0%
FelCor Lodging Trust, Inc., Series A, 7.800%	2,500	27,188

Semiconductors & Semiconductor Equipment – 0.4%
Lucent Technologies Capital Trust, 7.750%	3,715	2,886,555

TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost $10,708,194)		10,913,236

NON-CONVERTIBLE PREFERRED STOCKS – 0.6%

Banking – 0.1%
GMAC, Inc., Series G, 7.000%, 144A	1,121	738,879

Diversified Financial Services – 0.3%
Bank of America Corp., 6.375%	5,000	95,250
Bank of America Corp., Series L, 7.250%	2,844	2,502,720

		2,597,970

Electric Utilities – 0.1%
Entergy New Orleans, Inc., 4.360%	90	5,625
Entergy New Orleans, Inc., 4.750%	2,876	195,838
MDU Resources Group, Inc., 5.100%	254	25,003
Public Service Electric & Gas Co., 4.180%	1,950	138,450
Union Electric Co., 4.500%	4,670	330,402
Xcel Energy, Inc., 4.110%	100	6,800

		702,118

Thrifts & Mortgage Finance – 0.1%
Countrywide Capital IV, 6.750%	20,975	448,236
Federal Home Loan Mortgage Corp., 5.000%(h)(i)	4,150	7,304
Federal Home Loan Mortgage Corp., 5.570%(h)(i)	63,750	59,925
Federal Home Loan Mortgage Corp., 5.660%(h)(i)	18,900	16,065
Federal Home Loan Mortgage Corp., 5.700%(h)(i)	6,550	10,152
Federal Home Loan Mortgage Corp., 5.790%(h)(i)	12,100	20,449
Federal Home Loan Mortgage Corp., 5.810%(h)(i)	4,250	7,353
Federal Home Loan Mortgage Corp., 5.900%(h)(i)	9,400	8,084
Federal Home Loan Mortgage Corp., 6.000%(h)(i)	5,350	8,988
Federal Home Loan Mortgage Corp., 6.420%(h)(i)	3,800	6,802

13

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

	Shares	Value (†)
PREFERRED STOCKS – continued

Thrifts & Mortgage Finance – continued
Federal Home Loan Mortgage Corp., 6.550%(h)(i)	24,825	$24,080
Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(h)(i)	88,575	93,004
Federal National Mortgage Association, 4.750%(h)(i)	8,200	11,890
Federal National Mortgage Association, 5.125%(h)(i)	2,900	4,292
Federal National Mortgage Association, 5.375%(h)(i)	5,800	9,280
Federal National Mortgage Association, 5.810%(h)(i)	2,400	3,672
Federal National Mortgage Association, 6.750%(h)(i)	3,750	3,413
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(h)(i)	119,675	131,642

		874,631

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $9,015,791)		4,913,598

TOTAL PREFERRED STOCKS (Identified Cost $19,723,985)		15,826,834

COMMON STOCKS – 1.5%

Biotechnology – 0.7%
Vertex Pharmaceuticals, Inc.(i)	127,420	5,459,947

Containers & Packaging – 0.1%
Owens-Illinois, Inc.(i)	35,353	1,162,053

Electronic Equipment Instruments & Components – 0.5%
Corning, Inc.	205,167	3,961,775

Oil, Gas & Consumable Fuels – 0.2%
Chesapeake Energy Corp.	54,259	1,404,223

TOTAL COMMON STOCKS (Identified Cost $7,824,020)		11,987,998

WARRANTS – 0.0%

Pharmaceuticals – 0.0%
Valeant Pharmaceuticals International, Expiration 8/16/2010(b)(i)(j) (Identified Cost $0)	26,098	4,698

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 3.5%
Repurchase Agreement with State Street Corporation, dated 12/31/2009 at 0.000%, to be repurchased at $1,987 on 1/04/2010 collateralized by $5,000 U.S. Treasury Bill, due 2/25/2010 valued at $5,000 including accrued interest(k)	$1,987	1,987

14

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)
SHORT-TERM INVESTMENTS – continued

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $27,581,821 on 1/04/2010 collateralized by $27,825,000 Federal Home Loan Mortgage Corp., 2.250% due 8/24/2012 valued at $28,138,031 including accrued interest(k)	$27,581,821	$27,581,821

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $27,583,808)		27,583,808

TOTAL INVESTMENTS – 98.6% (Identified Cost $725,953,186)(a)		769,890,967
Other assets less liabilities—1.4%		10,671,991

NET ASSETS – 100.0%		$780,562,958

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2009, the net unrealized appreciation on investments based on a cost of $727,421,616 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$68,393,155
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(25,923,804)

Net unrealized appreciation	$42,469,351

15

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

At September 30, 2009, the Fund had a capital loss carryforward of approximately $129,506 expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $19,706,451. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Illiquid security. At December 31, 2009, the value of these securities amounted to $29,007,278 or 3.7% of net assets.
(c)	Variable rate security. Rate as of December 31, 2009 is disclosed.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2009.
(f)	Issuer has filed for bankruptcy.
(g)	All or a portion of interest payment is paid-in-kind.
(h)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(i)	Non-income producing security.
(j)	Fair valued security by the Fund’s investment adviser. At December 31, 2009 the value of this security amounted to $4,698 or 0.0% of net assets.
(k)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the total value of these securities amounted to $72,198,360 or 9.2% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; KRW: South Korean Won; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thai Baht

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Chemicals	$—	$11,994,351	$3,484,600	$15,478,951
Integrated Energy	—	—	1,126,188	1,126,188
All Other Non-Convertible Bonds*	—	644,687,386	—	644,687,386

Total Non-Convertible Bonds	—	656,681,737	4,610,788	661,292,525

16

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes – continued
Convertible Bonds*	$—	$43,396,420	$—	$43,396,420
Municipals*	—	7,518,274	—	7,518,274

Total Bonds and Notes	—	707,596,431	4,610,788	712,207,219

Bank Loans*	—	2,280,410	—	2,280,410

Preferred Stocks
Convertible Preferred Stocks
Automotive	3,256,880	—	—	3,256,880
Capital Markets	—	877,625	—	877,625
Diversified Financial Services	—	1,712,174	—	1,712,174
Electric Utilities	—	463,750	—	463,750
Machinery	—	885,208	—	885,208
Oil, Gas & Consumable Fuels	65,294	738,562	—	803,856
REITs	—	27,188	—	27,188
Semiconductors & Semiconductor Equipment	—	2,886,555	—	2,886,555

Total Convertible Preferred Stocks	3,322,174	7,591,062	—	10,913,236

Non-Convertible Preferred Stocks
Banking	—	738,879	—	738,879
Diversified Financial Services	95,250	2,502,720	—	2,597,970
Electric Utilities	475,652	226,466	—	702,118
Thrifts & Mortgage Finance	634,835	239,796	—	874,631

Total Non-Convertible Preferred Stocks	1,205,737	3,707,861	—	4,913,598

Total Preferred Stocks	4,527,911	11,298,923	—	15,826,834

Common Stocks*	11,987,998	—	—	11,987,998
Warrants*	—	—	4,698	4,698

Short-Term Investments	—	27,583,808	—	27,583,808

Total	$16,515,909	$748,759,572	$4,615,486	$769,890,967

*	Major categories of the Fund’s investments are included above.

17

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into/(out of) Level 3	Balance as of December 31, 2009
Bonds and Notes
Non-Convertible Bonds
Automotive	$2,281,964	$2,691	$—	$90,653	$—	$(2,375,308)	$—
Chemicals	3,531,800	7,257	—	656,493	—	(710,950)	3,484,600
Integrated Energy	1,206,376	—	346	(30,103)	(50,431)	—	1,126,188
Life Insurance	450,000	1,094	—	23,025	—	(474,119)	—
Non-Captive Diversified	250,188	511	—	234,855	(485,554)	—	—
Convertible Bonds
Technology	330,330	1,812	—	18,153	—	(350,295)	—
Wirelines	3,222,400	2,252	—	218,148	—	(3,442,800)	—
Preferred Stocks
Convertible Preferred Stocks
REITs	28,750	—	—	(1,562)	—	(27,188)	—
Warrants
Pharmaceuticals	—	—	—	4,698	—	—	4,698

Total	$11,301,808	$15,617	$346	$1,214,360	$(535,985)	$(7,380,660)	$4,615,486

INDUSTRY SUMMARY AT DECEMBER 31, 2009 (Unaudited)

Treasuries	16.8%
Banking	7.4
Sovereigns	4.5
Automotive	4.2
Technology	4.1
Local Authorities	4.1
Wirelines	3.9
Non-Captive Diversified	3.6
Supranational	3.4
Electric	3.4
Media Cable	3.1
Healthcare	2.8
Independent Energy	2.2
REITs	2.1
Pipelines	2.0
Chemicals	2.0
Other Investments, less than 2% each	25.5
Short-Term Investments	3.5

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

18

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

CURRENCY EXPOSURE AT DECEMBER 31, 2009 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	65.3%
Canadian Dollar	17.9
New Zealand Dollar	3.0
Brazilian Real	2.3
Other, less than 2% each	10.1

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

19

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 95.2% of Net Assets

NON-CONVERTIBLE BONDS – 95.0%
Argentina – 0.4%
Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A		$8,320,000	$7,363,200

Australia – 0.8%
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	16,675,000	15,324,301
New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017	AUD	445,000	386,509

			15,710,810

Austria – 1.0%
Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010	JPY	1,944,000,000	20,908,995

Belgium – 2.8%
Kingdom of Belgium, 5.500%, 9/28/2017	EUR	36,130,000	59,027,214

Bermuda – 0.6%
Noble Group Ltd., 8.500%, 5/30/2013, 144A		4,805,000	5,369,588
White Mountains RE Group, 6.375%, 3/20/2017, 144A		6,905,000	6,480,142

			11,849,730

Brazil – 1.2%
Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 6/10/2019, 144A		7,000,000	7,525,000
NET Servicos De Comunicacao SA, 7.500%, 1/27/2020, 144A		3,800,000	3,876,000
Republic of Brazil, 10.250%, 1/10/2028	BRL	17,750,000	10,195,290
Telemar Norte Leste SA, 9.500%, 4/23/2019, 144A		3,200,000	3,824,000

			25,420,290

Canada – 4.7%
ArcelorMittal USA Partnership, 9.750%, 4/01/2014		1,000,000	1,050,000
Bell Aliant Regional Communications, 5.410%, 9/26/2016	CAD	4,440,000	4,364,730
Bell Canada, MTN, 5.000%, 2/15/2017	CAD	1,240,000	1,206,790
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	160,000	149,979
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	3,180,000	3,237,437
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	3,090,000	2,745,915
Canadian Government, 4.500%, 6/01/2015	CAD	41,303,000	42,673,382
Canadian Pacific Railway Co., 5.950%, 5/15/2037		1,745,000	1,656,738
Pacific Rubiales Energy Corp., 8.750%, 11/10/2016, 144A		3,800,000	3,990,000
Province of Quebec Canada, 1.600%, 5/09/2013	JPY	766,000,000	8,135,926
Province of Quebec Canada, EMTN, 3.375%, 6/20/2016	EUR	11,000,000	15,609,798
Shaw Communications, Inc., 6.500%, 6/02/2014	CAD	1,550,000	1,624,710
Teck Resources Ltd., 9.750%, 5/15/2014		9,345,000	10,781,794

			97,227,199

Cayman Islands – 1.4%
CCL Finance Ltd., 9.500%, 8/15/2014, 144A		5,000,000	5,375,000
Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A		1,170,000	1,175,850
Petrobras International Finance Co., 5.875%, 3/01/2018		15,600,000	15,731,196
Vale Overseas Ltd., 6.875%, 11/21/2036		6,716,000	6,710,365

			28,992,411

Colombia – 0.2%
Empresas Publicas de Medellin ESP, 7.625%, 7/29/2019, 144A		4,500,000	4,950,000

Croatia – 0.3%
Republic of Croatia, 6.750%, 11/05/2019, 144A		5,200,000	5,600,795

France – 2.1%
Government of France, 5.000%, 10/25/2016	EUR	10,070,000	16,132,060

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

France – continued
Lafarge SA, EMTN, 4.750%, 3/23/2020	EUR	3,435,000	$4,650,308
Lafarge SA, EMTN, 5.375%, 6/26/2017	EUR	3,000,000	4,321,792
Wendel, 4.375%, 8/09/2017	EUR	4,650,000	5,266,146
Wendel, 4.875%, 5/26/2016	EUR	10,250,000	12,416,334
WPP Finance SA, 5.250%, 1/30/2015	EUR	685,000	1,008,908

			43,795,548

Germany – 19.8%
Bertelsmann AG, EMTN, 3.625%, 10/06/2015	EUR	8,845,000	12,155,061
Bundesobligation, 4.000%, 10/11/2013	EUR	55,085,000	84,321,858
Bundesrepublik Deutschland, Series 06, 3.750%, 1/04/2017	EUR	12,780,000	19,179,463
Bundesrepublik Deutschland, Series 153, 4.250%, 7/04/2017	EUR	7,700,000	11,882,877
Kreditanstalt fuer Wiederaufbau, 1.350%, 1/20/2014	JPY	1,494,000,000	16,415,649
Kreditanstalt fuer Wiederaufbau, 2.500%, 10/11/2010	EUR	15,925,000	23,117,845
Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037	JPY	1,140,000,000	12,536,120
Kreditanstalt fuer Wiederaufbau, Series INTL, 1.850%, 9/20/2010	JPY	834,000,000	9,041,568
Landesbank Baden-Wuerttemberg, Series 14, 3.750%, 2/12/2014	EUR	8,720,000	13,038,267
Muenchener Hypothekenbank eG, 5.000%, 1/16/2012	EUR	11,515,000	17,504,222
Republic of Germany, 3.750%, 7/04/2013	EUR	70,210,000	106,570,754
Republic of Germany, 4.000%, 4/13/2012	EUR	50,825,000	77,032,149
Republic of Germany, 4.000%, 1/04/2037	EUR	7,639,000	10,665,289

			413,461,122

India – 1.1%
Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021		17,500,000	16,421,318
ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A		7,940,000	7,127,841

			23,549,159

Indonesia – 0.7%
Indonesia Government International Bond, 7.750%, 1/17/2038, 144A		9,000,000	10,125,000
Indonesia Government International Bond, 11.500%, 9/15/2019	IDR	42,900,000,000	4,970,514

			15,095,514

Ireland – 2.0%
Depfa ACS Bank, EMTN, 1.650%, 12/20/2016	JPY	4,140,000,000	37,561,471
Elan Corp. PLC, 8.750%, 10/15/2016, 144A		4,200,000	4,011,000

			41,572,471

Italy – 0.4%
Finmeccanica SpA, EMTN, 4.875%, 3/24/2025	EUR	4,850,000	6,763,895
Telecom Italia SpA, EMTN, 5.375%, 1/29/2019	EUR	1,500,000	2,239,779

			9,003,674

Japan – 4.5%
Development Bank of Japan, 1.750%, 3/17/2017	JPY	400,000,000	4,529,434
Japan Finance Organization for Municipal Enterprises, 1.350%, 11/26/2013	JPY	1,000,000,000	11,083,212
Japan Finance Organization for Municipal Enterprises, 1.550%, 2/21/2012	JPY	1,200,000,000	13,196,225
Japan Government, 1.300%, 3/20/2019	JPY	1,536,000,000	16,701,458

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund – continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued

Japan – continued
Japan Government, 1.400%, 6/20/2011	JPY	4,412,100,000		$48,237,586

				93,747,915

Korea – 0.6%
SK Broadband Co. Ltd., 7.000%, 2/01/2012, 144A		1,610,000		1,690,500
SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A		11,600,000		11,883,388

				13,573,888

Luxembourg – 0.7%
ArcelorMittal, 7.000%, 10/15/2039		11,000,000		11,582,054
ArcelorMittal, 9.850%, 6/01/2019		2,800,000		3,621,526

				15,203,580

Mexico – 2.4%
Axtel SAB de CV, 7.625%, 2/01/2017, 144A		4,030,000		3,949,400
Corp. GEO SAB de CV, 8.875%, 9/25/2014, 144A		2,026,000		2,091,845
Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015		8,400,000		7,980,000
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	700,000	(††)	5,445,039
Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018	MXN	1,537,500	(††)	12,218,083
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	1,373,000	(††)	10,132,198
Mexichem SAB de CV, 8.750%, 11/06/2019, 144A		6,800,000		7,310,000

				49,126,565

Netherlands – 1.6%
Kingdom of Netherlands, 5.500%, 1/15/2028(b)	EUR	12,995,000		21,663,270
Majapahit Holding BV, 7.250%, 6/28/2017, 144A		3,440,000		3,517,400
Majapahit Holding BV, 7.750%, 1/20/2020, 144A		7,000,000		7,332,500
OI European Group BV, 6.875%, 3/31/2017, 144A	EUR	1,000,000		1,376,208

				33,889,378

Norway – 3.3%
Norwegian Government, 4.250%, 5/19/2017	NOK	40,055,000		7,032,248
Norwegian Government, 5.000%, 5/15/2015	NOK	60,020,000		10,989,689
Norwegian Government, 6.000%, 5/16/2011	NOK	61,705,000		11,165,474
Norwegian Government, 6.500%, 5/15/2013	NOK	211,560,000		40,378,662

				69,566,073

Qatar – 0.5%
Qatar Government International Bond, 4.000%, 1/20/2015, 144A		10,100,000		10,125,250

Singapore – 1.1%
Prime Dig Pte Ltd., 11.750%, 11/03/2014, 144A		5,300,000		5,353,000
Singapore Government, 2.250%, 7/01/2013	SGD	24,355,000		18,124,603

				23,477,603

South Africa – 0.4%
Edcon Proprietary Ltd., 3.964%, 6/15/2014, 144A(c)	EUR	8,495,000		7,708,678

Supranational – 1.3%
Asia Development Bank, 2.350%, 6/21/2027	JPY	1,700,000,000		18,873,787
European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A	IDR	90,681,660,000		7,299,898
International Bank for Reconstruction & Development, 9.500%, 5/27/2010	ISK	8,000,000		38,372

				26,212,057

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Sweden – 1.6%
Nordea Bank AB, 3.700%, 11/13/2014, 144A		$5,500,000	$5,489,396
Swedish Government, 5.500%, 10/08/2012	SEK	176,475,000	27,148,140

			32,637,536

United Arab Emirates – 1.7%
Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A		6,800,000	6,932,641
Dolphin Energy Ltd., 5.888%, 6/15/2019, 144A		5,544,000	5,599,440
DP World Ltd., 6.850%, 7/02/2037, 144A		29,110,000	22,392,052

			34,924,133

United Kingdom – 5.6%
Abbey National Treasury Services PLC, 3.875%, 11/10/2014, 144A		9,500,000	9,533,810
Barclays Bank PLC, 6.050%, 12/04/2017, 144A		500,000	508,851
British Sky Broadcasting Group PLC, EMTN, 6.000%, 5/21/2027	GBP	950,000	1,518,836
Lloyds TSB Group PLC, 5.875%, 7/08/2014	EUR	270,000	379,670
Rexam PLC, 6.750%, 6/01/2013, 144A		13,775,000	14,633,554
United Kingdom Treasury, 4.000%, 9/07/2016(b)	GBP	23,005,000	38,382,045
United Kingdom Treasury, 4.750%, 3/07/2020	GBP	14,775,000	25,090,041
United Kingdom Treasury, 5.000%, 9/07/2014	GBP	4,000,000	7,081,429
United Kingdom Treasury, 5.000%, 3/07/2025	GBP	7,445,000	12,759,548
WPP PLC, 6.000%, 4/04/2017	GBP	4,550,000	7,470,205

			117,357,989

United States – 30.2%
AES Corp. (The), 8.750%, 5/15/2013, 144A		6,125,000	6,278,125
AES Corp. (The), 9.375%, 9/15/2010		3,000,000	3,097,500
Ahold Finance USA, Inc., EMTN, 6.500%, 3/14/2017	GBP	6,055,000	10,459,364
American Express Issuance Trust, Series 2005-2, Class A, 0.303%, 8/15/2013(c)		815,000	800,582
American Home Mortgage Investment Trust, Series 2007-2, Class 12A1, 0.501%, 3/25/2037(c)		302,486	125,282
American Stores Co., Series B, MTN, 7.100%, 3/20/2028		2,250,000	1,833,750
Avis Budget Rental Car Funding AESOP LLC, 5.680%, 2/20/2014, 144A		10,200,000	10,532,242
Bank of America Credit Card Trust, Series 2007-B2, Class B2, 0.433%, 6/15/2016(c)		1,265,000	1,115,348
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041		300,000	292,182
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044		200,000	172,595
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.719%, 6/11/2040(c)		100,000	90,897
Boston Scientific Corp., 4.500%, 1/15/2015		3,710,000	3,717,572
Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014		385,000	398,811
Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 1.230%, 8/17/2017(c)	EUR	4,150,000	4,617,187
Capital One Multi-Asset Execution Trust, Series 2005-A10, Class A, 0.313%, 9/15/2015(c)		840,000	823,825

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

United States – continued
Chase Issuance Trust, Series 2007-B1, Class B1, 0.483%, 4/15/2019(c)		$1,000,000	$864,676
Chesapeake Energy Corp., 6.500%, 8/15/2017		550,000	539,000
Chesapeake Energy Corp., 6.875%, 11/15/2020		3,270,000	3,155,550
Chesapeake Energy Corp., 7.500%, 9/15/2013		265,000	269,638
Chesapeake Energy Corp., 7.500%, 6/15/2014		2,600,000	2,652,000
Citi Credit Card Issuance Trust, Series 2001-A4, Class A4, 5.375%, 4/10/2013	EUR	5,130,000	7,517,645
Citibank Credit Card Issuance Trust, Series 2005-C1, Class C1, 5.500%, 3/24/2017		100,000	94,531
Citigroup, Inc., 5.000%, 9/15/2014		7,360,000	7,095,217
Citigroup, Inc., 6.125%, 8/25/2036		1,500,000	1,286,391
Citigroup, Inc., MTN, 5.500%, 10/15/2014		1,500,000	1,518,797
Comcast Corp., 4.950%, 6/15/2016		6,300,000	6,469,955
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048%, 5/01/2022		772,800	759,276
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019		1,557,895	1,425,474
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017		517,562	458,042
Continental Airlines, Inc., Series 2007-1, Class A, 5.983%, 4/19/2022		4,000,000	3,860,000
Corning, Inc., 7.250%, 8/15/2036		740,000	754,005
Couche-Tard US/Finance, 7.500%, 12/15/2013		3,775,000	3,841,062
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.808%, 9/15/2039(c)		900,000	725,904
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040		1,675,000	1,336,367
CSC Holdings LLC, 8.500%, 4/15/2014, 144A		8,590,000	9,148,350
CSX Corp., MTN, 6.000%, 10/01/2036		5,554,000	5,487,802
Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024		6,980,932	6,666,790
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		1,853,823	1,626,729
DISH DBS Corp., 6.625%, 10/01/2014		3,350,000	3,379,312
DISH DBS Corp., 7.000%, 10/01/2013		4,585,000	4,716,819
Embarq Corp., 7.995%, 6/01/2036		6,047,000	6,504,746
Erac USA Finance Co., 6.375%, 10/15/2017, 144A		7,181,000	7,253,291
Erac USA Finance Co., 6.700%, 6/01/2034, 144A		120,000	106,055
Erac USA Finance Co., 7.000%, 10/15/2037, 144A		7,530,000	7,370,424
Frontier Communications Corp., 6.250%, 1/15/2013		10,195,000	10,220,487
Frontier Communications Corp., 6.625%, 3/15/2015		480,000	466,800
General Electric Capital Corp., EMTN, 1.000%, 3/21/2012	JPY	888,000,000	9,406,812
General Electric Capital Corp., Series A, GMTN, 5.250%, 4/15/2013		230,000	230,597
Georgia-Pacific LLC, 7.250%, 6/01/2028		4,540,000	4,222,200
Georgia-Pacific LLC, 8.000%, 1/15/2024		180,000	183,600
Georgia-Pacific LLC, 8.875%, 5/15/2031		1,805,000	1,913,300
Goldman Sachs Group, Inc. (The), 1.065%, 5/23/2016(c)	EUR	5,800,000	7,568,546
Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038	GBP	1,250,000	2,057,976

5

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

United States – continued
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037		$11,075,000	$11,118,180
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049		1,000,000	887,664
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039		700,000	618,481
GTE Corp., 6.940%, 4/15/2028		355,000	364,193
HCA, Inc., 5.750%, 3/15/2014		3,535,000	3,322,900
HCA, Inc., 6.250%, 2/15/2013		1,270,000	1,235,075
HCA, Inc., 6.375%, 1/15/2015		1,205,000	1,137,219
HCA, Inc., 6.500%, 2/15/2016		2,440,000	2,318,000
HCA, Inc., 6.750%, 7/15/2013		770,000	758,450
HCA, Inc., 7.500%, 11/06/2033		525,000	459,132
HCA, Inc., 7.690%, 6/15/2025		635,000	581,471
HCA, Inc., 8.750%, 9/01/2010		1,500,000	1,535,625
HCA, Inc., MTN, 7.580%, 9/15/2025		624,000	555,360
HCA, Inc., MTN, 7.750%, 7/15/2036		165,000	146,850
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 4.260%, 3/25/2014, 144A		5,400,000	5,381,336
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A		5,680,000	5,566,400
Home Depot, Inc. (The), 5.875%, 12/16/2036		5,772,000	5,571,463
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4, 0.481%, 3/25/2036(c)		850,000	296,777
Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A		7,295,000	7,217,906
IPALCO Enterprises, Inc., 7.250%, 4/01/2016, 144A		1,875,000	1,879,687
JPMorgan Chase & Co., 5.150%, 10/01/2015		6,000,000	6,213,270
JPMorgan Chase Bank NA, EMTN, Zero Coupon, 10/17/2011, 144A	IDR	26,740,000,000	2,487,290
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 6/15/2049(c)		1,900,000	1,654,617
Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018		10,800,000	11,439,522
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.882%, 6/15/2038(c)		300,000	283,991
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A		7,086,960	7,041,228
Merrill Auto Trust Securitization, Series 2008-1, Class A4A, 6.150%, 4/15/2015		8,155,000	8,670,972
Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018	EUR	7,950,000	10,148,918
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039		5,755,000	5,840,588
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051		1,000,000	813,482
Morgan Stanley, 4.750%, 4/01/2014		6,665,000	6,703,304
Morgan Stanley, 5.375%, 11/14/2013	GBP	2,070,000	3,492,016
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041		100,000	93,941
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.649%, 6/11/2042(c)		700,000	675,832

6

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

United States – continued
Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.280%, 1/11/2043(c)		$200,000	$199,964
Motorola, Inc., 5.220%, 10/01/2097		60,000	31,002
Motorola, Inc., 6.500%, 9/01/2025		125,000	108,602
Motorola, Inc., 6.500%, 11/15/2028		115,000	98,922
Motorola, Inc., 6.625%, 11/15/2037		6,120,000	5,324,400
Nabors Industries, Inc., 6.150%, 2/15/2018		6,360,000	6,610,215
National Semiconductor Corp., 6.150%, 6/15/2012		9,275,000	9,715,071
National Semiconductor Corp., 6.600%, 6/15/2017		335,000	343,161
New Albertson’s, Inc., 7.450%, 8/01/2029		2,354,000	2,018,555
New Albertson’s, Inc., 8.000%, 5/01/2031		1,000,000	907,500
News America, Inc., 6.150%, 3/01/2037		3,730,000	3,710,932
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		5,525,000	5,373,062
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		540,000	504,225
NiSource Finance Corp., 6.400%, 3/15/2018		6,105,000	6,345,317
Owens & Minor, Inc., 6.350%, 4/15/2016(d)		7,740,000	7,079,608
Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014	EUR	2,170,000	3,033,033
ProLogis, 6.625%, 5/15/2018		15,685,000	14,875,231
Questar Market Resources, Inc., 6.800%, 3/01/2020		4,495,000	4,685,161
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		855,000	739,575
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		365,000	295,650
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		3,410,000	2,898,500
Qwest Corp., 6.875%, 9/15/2033		2,635,000	2,318,800
Qwest Corp., 7.200%, 11/10/2026		100,000	90,500
Qwest Corp., 7.250%, 9/15/2025		1,656,000	1,531,800
Qwest Corp., 7.250%, 10/15/2035		5,165,000	4,545,200
Qwest Corp., 7.500%, 6/15/2023		5,285,000	4,994,325
Qwest Corp., 7.625%, 6/15/2015		2,487,000	2,574,045
Reynolds American, Inc., 6.750%, 6/15/2017		9,935,000	10,288,746
Rowan Cos., Inc., 7.875%, 8/01/2019		10,745,000	11,954,790
Sierra Receivables Funding Co., Series 2009-2A, 4.520%, 8/20/2026, 144A		4,525,018	4,517,982
Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A		10,427,237	10,410,599
Simon Property Group LP, 5.875%, 3/01/2017		50,000	50,070
Simon Property Group LP, 6.125%, 5/30/2018		5,240,000	5,323,777
Simon Property Group LP, 10.350%, 4/01/2019		120,000	150,728
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		6,610,000	6,080,803
Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.381%, 7/25/2036(c)		1,038,172	670,461
Sprint Capital Corp., 8.375%, 3/15/2012		4,309,000	4,459,815
Steel Dynamics, Inc., 7.375%, 11/01/2012		5,415,000	5,577,450
SUPERVALU, Inc., 7.500%, 11/15/2014		1,430,000	1,447,875
Textron, Inc., 3.875%, 3/11/2013	EUR	11,350,000	15,369,878
Time Warner, Inc., 6.625%, 5/15/2029		2,170,000	2,262,661
Time Warner, Inc., 6.950%, 1/15/2028		2,795,000	3,007,574
U.S. Treasury Note, 1.000%, 7/31/2011		27,905,000	27,947,499
U.S. Treasury Note, 1.000%, 10/31/2011		39,785,000	39,749,193

7

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

United States – continued
U.S. Treasury Note, 1.500%, 12/31/2013		$14,265,000	$13,889,431
U.S. Treasury Note, 1.875%, 6/15/2012		20,000,000	20,218,760
U.S. Treasury Note, 2.625%, 6/30/2014		44,295,000	44,616,847
UnitedHealth Group, Inc., 5.800%, 3/15/2036		2,715,000	2,433,297
UnitedHealth Group, Inc., 6.500%, 6/15/2037		1,750,000	1,725,671
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048		300,000	281,505
WEA Finance LLC, 7.125%, 4/15/2018, 144A		148,000	161,814
WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A		235,000	252,330
Wells Fargo & Co., 4.625%, 11/02/2035	GBP	7,780,000	10,904,564
World Financial Network Credit Card Master Trust, Series 2008-A, Class M, 5.233%, 6/15/2014(c)		2,000,000	1,990,626

			630,717,670

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $1,916,040,602)			1,981,796,447

CONVERTIBLE BONDS – 0.2%
United States – 0.2%
ERP Operating LP, 3.850%, 8/15/2026		1,500,000	1,485,000
Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(e)		3,820,000	3,261,325

TOTAL CONVERTIBLE BONDS (Identified Cost $4,029,733)			4,746,325

TOTAL BONDS AND NOTES (Identified Cost $1,920,070,335)			1,986,542,772

		Shares
PREFERRED STOCKS – 0.1%

NON-CONVERTIBLE PREFERRED STOCKS – 0.1%
United States – 0.1%
Federal Home Loan Mortgage Corp., 5.000%(f)(g)		1,000	1,760
Federal Home Loan Mortgage Corp., 5.570%(f)(g)		33,383	31,380
Federal Home Loan Mortgage Corp., 5.660%(f)(g)		5,433	4,618
Federal Home Loan Mortgage Corp., 6.420%(f)(g)		2,889	5,171
Federal Home Loan Mortgage Corp., 6.550%(f)(g)		1,755	1,702
Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(f)(g)		552,117	579,723
Federal National Mortgage Association, 4.750%(f)(g)		6,159	8,931
Federal National Mortgage Association, 5.125%(f)(g)		650	962
Federal National Mortgage Association, 5.375%(f)(g)		1,350	2,160
Federal National Mortgage Association, 6.750%(f)(g)		2,802	2,550
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(f)(g)		1,085,090	1,193,599

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $38,335,382)			1,832,556

TOTAL PREFERRED STOCKS (Identified Cost $38,335,382)			1,832,556

8

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund – continued

	Principal Amount (‡)	Value (†)
SHORT-TERM INVESTMENTS – 1.9%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation dated 12/31/2009 at 0.000% to be repurchased at $39,590,130 on 1/04/2010 collateralized by $25,745,000 Federal Home Loan Mortgage Corp., 2.250% due 8/24/2012 valued at $26,034,631; $5,485,000 Federal Home Loan Mortgage Corp., 2.000% due 11/05/2012 valued at $5,498,713; $8,755,000 Federal National Mortgage Association, 1.500% due 8/24/2012 valued at $8,853,494 including accrued interest(h) (Identified Cost $39,590,130)	$39,590,130	$39,590,130

TOTAL INVESTMENTS – 97.2% (Identified Cost $1,997,995,847)(a)		2,027,965,458
Other assets less liabilities—2.8%		57,974,089

NET ASSETS – 100.0%		$2,085,939,547

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price. Credit default swaps are valued based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2009, the net unrealized appreciation on investments based on a cost of $2,005,352,279 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$88,159,254
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(65,546,075)

Net unrealized appreciation	$22,613,179

9

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund – continued

At September 30, 2009, the Fund had a capital loss carryforward of approximately $31,183,878 of which $1,046,616 expires on September 30, 2014; $5,497,643 expires on September 30, 2015; $3,309,847 expires on September 30, 2016 and $21,329,772 expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $67,714,661. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for forward foreign currency contracts or open swap agreements.
(c)	Variable rate security. Rate as of December 31, 2009 is disclosed.
(d)	Illiquid security. At December 31, 2009, the value of this security amounted to $7,079,608 or 0.3% of net assets.
(e)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(f)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(g)	Non-income producing security.
(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the total value of these securities amounted to $297,276,265 or 14.3% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; JPY: Japanese Yen; MXN :Mexican Peso; NOK: Norwegian Krone; SEK: Swedish Krona; SGD: Singapore Dollar

Credit Default Swap Agreement

The Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. If a credit event occurs, the protection seller must pay the protection buyer the agreed upon notional value (“par value”) of the reference obligation in exchange for the reference obligation (or may pay the difference between the par value and market value of the reference obligation). The Fund may also make upfront payments as the protection buyer or receive upfront payments as the protection seller.

The notional amounts of credit default swaps are not recorded. Credit default swaps are marked-to-market daily. Fluctuations in the value of credit default swaps are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as realized gain or loss when received or paid. Upfront fees received or paid by the Fund are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Credit default swaps are privately negotiated and traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to a Fund from counterparty default should be limited to the extent a Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements. The Fund covers its net obligations under outstanding credit default swaps by segregating liquid assets in the form of collateral.

At December 31, 2009, the Fund had the following open credit default swap agreement:

Buy Protection

Counterparty	Reference Obligation	(Pay)/Receive Fixed Rate	Expiration Date	Notional Value	Unamortized Up Front Payment	Market Value	Unrealized Depreciation
Morgan Stanley	CDX North America Investment Grade Index	(1.00%)	6/20/2014	$35,000,000	$339,259	$(266,872)	$(597,738	)*

*	Unrealized depreciation includes fees payable of $9,722.

10

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts require the movement of cash or securities to or from the counterparty as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2009, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	11/16/2010	Chinese Renminbi	138,000,000	$20,355,896	$(578,570)
Sell[2]	3/15/2010	Japanese Yen	1,520,000,000	16,326,130	862,898
Buy[2]	3/15/2010	South Korean Won	21,500,000,000	18,420,342	(79,852)
Buy[3]	3/15/2010	South Korean Won	43,930,000,000	37,637,470	(112,809)

Total					$91,667

[1]	Counterparty is Morgan Stanley & Co., Inc.
[2]	Counterparty is UBS.
[3]	Counterparty is Barclays Bank PLC.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Supranational	$—	$18,912,159	$7,299,898	$26,212,057
United States	—	628,230,380	2,487,290	630,717,670
All Other Non-Convertible Bonds*	—	1,324,866,720	—	1,324,866,720

Total Non-Convertible Bonds	—	1,972,009,259	9,787,188	1,981,796,447

Convertible Bonds*	—	4,746,325	—	4,746,325

Total Bonds and Notes	—	1,976,755,584	9,787,188	1,986,542,772

Preferred Stocks*	601,257	1,231,299	—	1,832,556
Short-Term Investments	—	39,590,130	—	39,590,130

Total Investments	601,257	2,017,577,013	9,787,188	2,027,965,458

Forward Foreign Currency Contracts (unrealized appreciation)	—	862,898	—	862,898

Total	$601,257	$2,018,439,911	$9,787,188	$2,028,828,356

*	Major categories of the Fund’s investments are included above.

11

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(771,231)	$—	$(771,231)
Credit Default Swap Agreement	—	(266,872)	—	(266,872)

Total	$—	$(1,038,103)	$—	$(1,038,103)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into/(out of) Level 3	Balance as of December 31, 2009
Bonds and Notes
Non-Convertible Bonds
Ireland	$4,139,625	$1,424	$—	$(130,049)	$—	$(4,011,000)	$—
Supranational	6,678,449	149,357	—	472,092	—	—	7,299,898
United States	14,464,520	38,124	330	171,994	(150,350)	(12,037,328)	2,487,290

Total	$25,282,594	$188,905	$330	$514,037	$(150,350)	$(16,048,328)	$9,787,188

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses includes forward foreign currency contracts and swaps.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the funds.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps to reduce its credit exposure to issuers of bonds it holds without having to sell the bonds. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of the fees paid by the protection buyer.

The following is a summary of derivative instrument for the Fund as of December 31, 2009:

Asset Derivatives	Forwards	Swaps
Foreign exchange contracts	$862,898	—

Liability Derivatives	Forwards	Swaps
Foreign exchange contracts	$(771,231)	—
Credit Contracts	—	$(266,872)

12

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Global Bond Fund – continued

INDUSTRY SUMMARY AT DECEMBER 31, 2009 (Unaudited)

Treasuries	41.2%
Banking	8.0
Sovereigns	4.4
Government Guaranteed	4.3
Wirelines	2.9
Government Owned—No Guarantee	2.2
Metals & Mining	2.1
Other Investments, less than 2% each	30.2
Short-Term Investments	1.9

Total Investments	97.2
Other assets less liabilities (including open credit default swap agreement & open forward foreign currency contracts)	2.8

Net Assets	100.0%

CURRENCY EXPOSURE AT DECEMBER 31, 2009 OF NET ASSETS (Unaudited)

United States Dollar	41.3%
Euro	27.9
Japanese Yen	10.9
British Pound	5.7
Norwegian Krone	3.3
Canadian Dollar	2.7
Other, less than 2% each	5.4

Total Investments	97.2
Other assets less liabilities (including open credit default swap agreement & open forward foreign currency contracts)	2.8

Net Assets	100.0%

13

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund

	Principal Amount	Value (†)
BONDS AND NOTES – 94.1% of Net Assets

NON-CONVERTIBLE BONDS – 85.3%

ABS Home Equity – 0.9%
Asset Backed Funding Certificates, Series 2006-HE1, Class A2B, 0.341%, 1/25/2037(b)	$250,000	$116,779
Fremont Home Loan Trust, Series 2004-D, Class M2, 0.831%, 11/25/2034(b)	250,000	141,475
GSAMP Trust, Series 2006- HE5, Class A2C, 0.381%, 8/25/2036(b)	275,000	107,087
Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.431%, 1/25/2036(b)	219,122	158,162
Structured Asset Securities Corp., Series 2007-EQ1, Class A2, 0.321%, 3/25/2037(b)	249,274	148,631

		672,134

ABS Other – 0.1%
Diamond Resorts Owner Trust, Series 2009-1, Class B, 12.000%, 3/20/2026, 144A	93,241	86,009

Aerospace & Defense – 1.3%
Bombardier, Inc., 6.300%, 5/01/2014, 144A	200,000	198,000
Bombardier, Inc., 7.450%, 5/01/2034, 144A	885,000	765,525

		963,525

Airlines – 2.8%
American Airlines, Inc., Pass Through Trust, Series 1993-A6, 8.040%, 9/16/2011	48,908	45,118
Continental Airlines, Inc., Series 1997-1, Class A, 7.461%, 10/01/2016	164,911	156,665
Continental Airlines, Inc., Series 1997-4, Class B, 6.900%, 7/02/2018	67,358	62,979
Continental Airlines, Inc., Series 1998-1, Class B, 6.748%, 9/15/2018	158,701	141,244
Continental Airlines, Inc., Series 1999-1, Class B, 6.795%, 2/02/2020	146,669	132,002
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019	14,398	13,174
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017	67,283	59,546
Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	220,000	228,525
Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	218,838	208,990
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	676,513	593,641
Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 11/01/2017	481,891	401,671

		2,043,555

Automotive – 3.2%
Cummins, Inc., 6.750%, 2/15/2027	139,000	133,680
Ford Motor Co., 6.625%, 2/15/2028	165,000	127,462
Ford Motor Co., 7.125%, 11/15/2025	35,000	27,300
Ford Motor Co., 7.500%, 8/01/2026	110,000	86,625
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	1,040,000	1,038,434
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	225,000	225,299
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	320,000	276,800
Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016	125,000	138,125
Tenneco, Inc., Series B, 10.250%, 7/15/2013	70,000	72,363

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Automotive – continued
TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	$200,000	$194,000

		2,320,088

Building Materials – 1.3%
Masco Corp., 4.800%, 6/15/2015	110,000	101,119
Masco Corp., 6.500%, 8/15/2032	155,000	131,904
Owens Corning, Inc., 6.500%, 12/01/2016	85,000	87,046
Owens Corning, Inc., 7.000%, 12/01/2036	130,000	121,243
Texas Industries, Inc., 7.250%, 7/15/2013	70,000	68,775
USG Corp., 6.300%, 11/15/2016	485,000	434,075
USG Corp., 9.500%, 1/15/2018	30,000	30,900

		975,062

Chemicals – 1.8%
Ashland, Inc., 9.125%, 6/01/2017, 144A	290,000	318,275
Georgia Gulf Corp., 9.000%, 1/15/2017, 144A	60,000	60,600
Hercules, Inc., 6.500%, 6/30/2029	675,000	459,000
Koppers, Inc., 7.875%, 12/01/2019, 144A	110,000	111,100
Methanex Corp., 6.000%, 8/15/2015	150,000	127,947
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028	235,000	247,321

		1,324,243

Collateralized Mortgage Obligations – 1.8%
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 0.491%, 1/25/2036(b)	179,282	102,158
Banc of America Funding Corp., Series 2005-5, Class 1A11, 5.500%, 9/25/2035	156,261	136,216
Bear Stearns Alt-A Trust, Series 2005-5, Class 1A1, 0.451%, 7/25/2035(b)	109,774	69,308
Impac CMB Trust, Series 2005-3, Class A1, 0.471%, 8/25/2035(b)	216,793	133,963
Lehman Mortgage Trust, Series 2005-3, Class 1A6, 1.500%, 1/25/2036(b)	281,157	168,126
Lehman Mortgage Trust, Series 2006-6, Class 5A1, 0.731%, 12/25/2036(b)	239,246	172,624
Master Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 3.536%, 3/25/2035(b)	134,297	108,451
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 5.956%, 11/25/2037(b)	222,415	145,745
Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, 0.411%, 11/25/2036(b)	443,033	209,518
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1A1, 0.531%, 8/25/2037(b)	96,560	55,289

		1,301,398

Commercial Mortgage-Backed Securities – 2.0%
Banc America Alternative Loan Trust, Series 2005-10, Class 1CB1, 0.631%, 11/25/2035(b)	84,128	54,106
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.689%, 4/10/2049(b)	50,000	43,090
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	100,000	86,297
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.719%, 6/11/2040(b)	25,000	22,724

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Commercial Mortgage-Backed Securities – continued
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.808%, 9/15/2039(b)	$100,000	$80,656
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	300,000	266,299
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	375,000	331,329
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 6/15/2049(b)	450,000	391,883
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	100,000	84,356
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.882%, 6/15/2038(b)	100,000	94,664

		1,455,404

Construction Machinery – 0.7%
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.250%, 11/15/2019, 144A	180,000	180,675
United Rentals North America, Inc., 7.000%, 2/15/2014	400,000	362,000

		542,675

Consumer Cyclical Services – 0.2%
KAR Auction Services, Inc., 10.000%, 5/01/2015	165,000	176,550

Consumer Products – 0.0%
Jostens IH Corp., 7.625%, 10/01/2012	25,000	25,125

Electric – 7.2%
AES Corp. (The), 8.000%, 10/15/2017	20,000	20,525
AES Corp. (The), 8.000%, 6/01/2020	325,000	330,688
Calpine Corp., 7.250%, 10/15/2017, 144A	760,000	729,600
CE Generation LLC, 7.416%, 12/15/2018	54,750	52,655
Dynegy Holdings, Inc., 7.125%, 5/15/2018	195,000	158,925
Dynegy Holdings, Inc., 7.500%, 6/01/2015	100,000	93,500
Dynegy Holdings, Inc., 7.625%, 10/15/2026	325,000	224,250
Dynegy Holdings, Inc., 7.750%, 6/01/2019	350,000	303,625
Dynegy Holdings, Inc., 8.375%, 5/01/2016	280,000	266,000
Edison Mission Energy, 7.625%, 5/15/2027	525,000	355,687
NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	460,000	241,500
NRG Energy, Inc., 7.375%, 1/15/2017	460,000	461,150
NSG Holdings LLC, 7.750%, 12/15/2025, 144A	355,000	317,725
RRI Energy, Inc., 7.875%, 6/15/2017	345,000	338,962
TXU Corp., Series P, 5.550%, 11/15/2014	160,000	113,472
TXU Corp., Series Q, 6.500%, 11/15/2024	1,415,000	664,648
TXU Corp., Series R, 6.550%, 11/15/2034	515,000	238,765
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)	365,000	315,515

		5,227,192

Food & Beverage – 1.0%
CCL Finance Ltd., 9.500%, 8/15/2014, 144A	200,000	215,000
Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	110,000	110,550
Tyson Foods, Inc., 7.850%, 4/01/2016	400,000	410,000

		735,550

Government Owned – No Guarantee – 0.3%
DP World Ltd., 6.850%, 7/02/2037, 144A	300,000	230,767

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Healthcare – 5.3%
CHS/Community Health Systems, Inc., 8.875%, 7/15/2015	$295,000	$305,325
DASA Finance Corp., 8.750%, 5/29/2018, 144A	200,000	207,500
HCA, Inc., 5.750%, 3/15/2014	15,000	14,100
HCA, Inc., 6.375%, 1/15/2015	510,000	481,313
HCA, Inc., 6.500%, 2/15/2016	720,000	684,000
HCA, Inc., 7.050%, 12/01/2027	430,000	368,725
HCA, Inc., 7.500%, 12/15/2023	30,000	27,412
HCA, Inc., 7.500%, 11/06/2033	840,000	734,611
HCA, Inc., 7.690%, 6/15/2025	160,000	146,512
HCA, Inc., 8.360%, 4/15/2024	40,000	38,000
HCA, Inc., MTN, 7.580%, 9/15/2025	200,000	178,000
HCA, Inc., MTN, 7.750%, 7/15/2036	20,000	17,800
Tenet Healthcare Corp., 6.875%, 11/15/2031	825,000	660,000

		3,863,298

Home Construction – 3.6%
Corporacion GEO SAB de CV, 8.875%, 9/25/2014, 144A	175,000	180,687
D.R. Horton, Inc., 5.625%, 9/15/2014	65,000	62,888
Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	1,030,000	978,500
KB Home, 5.750%, 2/01/2014	90,000	84,600
KB Home, 5.875%, 1/15/2015	390,000	360,750
KB Home, 6.250%, 6/15/2015	265,000	247,112
KB Home, 7.250%, 6/15/2018	290,000	275,500
Pulte Homes, Inc., 6.000%, 2/15/2035	475,000	375,250
Pulte Homes, Inc., 6.375%, 5/15/2033	100,000	80,750

		2,646,037

Independent Energy – 5.8%
Encore Acquisition Co., 6.000%, 7/15/2015	275,000	275,000
Encore Acquisition Co., 7.250%, 12/01/2017	115,000	115,000
Forest Oil Corp., 7.250%, 6/15/2019	715,000	706,063
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A	595,000	583,100
Hilcorp Energy I LP, 9.000%, 6/01/2016, 144A	185,000	187,775
Pioneer Natural Resources Co., 5.875%, 7/15/2016	20,000	19,146
Pioneer Natural Resources Co., 6.875%, 5/01/2018	260,000	257,249
Pioneer Natural Resources Co., 7.200%, 1/15/2028	1,640,000	1,481,100
Swift Energy Co., 7.125%, 6/01/2017	620,000	585,900

		4,210,333

Industrial Other – 1.3%
Baldor Electric Co., 8.625%, 2/15/2017	325,000	334,750
Chart Industries, Inc., 9.125%, 10/15/2015	305,000	305,000
JohnsonDiversey, Inc., 8.250%, 11/15/2019, 144A	200,000	202,500
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	155,000	131,750

		974,000

Lodging – 0.6%
Felcor Lodging LP, 10.000%, 10/01/2014, 144A	55,000	55,481
Host Marriott LP, Series O, 6.375%, 3/15/2015	50,000	49,000
Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016	315,000	304,369

		408,850

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Media Cable – 3.1%
CSC Holdings LLC, 7.625%, 7/15/2018	$1,260,000	$1,297,800
CSC Holdings LLC, 7.875%, 2/15/2018	310,000	320,850
Virgin Media Finance PLC, 8.375%, 10/15/2019	300,000	308,625
Virgin Media Finance PLC, 8.750%, 4/15/2014	183,000	188,948
Virgin Media Finance PLC, 9.125%, 8/15/2016	175,000	184,406

		2,300,629

Media Non-Cable – 1.0%
Intelsat Corp., 6.875%, 1/15/2028	235,000	200,925
Intelsat Subsidiary Holding Co., 8.500%, 1/15/2013	405,000	413,100
R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013(d)	405,000	37,969
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013(d)	340,000	31,875
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017(d)	160,000	15,000

		698,869

Metals & Mining – 1.4%
Prime Dig Pte Ltd., 11.750%, 11/03/2014, 144A	400,000	404,000
Steel Dynamics, Inc., 6.750%, 4/01/2015	130,000	128,862
Steel Dynamics, Inc., 7.375%, 11/01/2012	160,000	164,800
United States Steel Corp., 6.050%, 6/01/2017	80,000	76,373
United States Steel Corp., 6.650%, 6/01/2037	275,000	221,233

		995,268

Non-Captive Consumer – 3.3%
SLM Corp., MTN, 5.050%, 11/14/2014	60,000	54,119
SLM Corp., Series A, MTN, 5.000%, 10/01/2013	55,000	50,597
SLM Corp., Series A, MTN, 5.000%, 6/15/2018	65,000	49,966
SLM Corp., Series A, MTN, 5.375%, 1/15/2013	470,000	443,365
SLM Corp., Series A, MTN, 5.375%, 5/15/2014	70,000	64,566
SLM Corp., Series A, MTN, 5.625%, 8/01/2033	850,000	640,865
SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,135,000	1,119,965

		2,423,443

Non-Captive Diversified – 3.8%
GMAC, Inc., 6.000%, 12/15/2011, 144A	316,000	309,680
GMAC, Inc., 6.625%, 5/15/2012, 144A	539,000	528,220
GMAC, Inc., 6.750%, 12/01/2014, 144A	620,000	589,000
GMAC, Inc., 6.875%, 9/15/2011, 144A	110,000	108,350
GMAC, Inc., 6.875%, 8/28/2012, 144A	41,000	40,180
GMAC, Inc., 7.000%, 2/01/2012, 144A	63,000	62,055
GMAC, Inc., 7.250%, 3/02/2011, 144A	63,000	62,370
GMAC, Inc., 8.000%, 11/01/2031, 144A	141,000	126,900
International Lease Finance Corp., Series Q, MTN, 5.250%, 1/10/2013	330,000	269,161
International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	185,000	139,816
International Lease Finance Corp., Series R, MTN, 6.625%, 11/15/2013	340,000	273,695
iStar Financial, Inc., 5.150%, 3/01/2012	130,000	79,300
iStar Financial, Inc., 5.650%, 9/15/2011	45,000	33,075
iStar Financial, Inc., 5.800%, 3/15/2011	20,000	15,000

5

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Non-Captive Diversified – continued
iStar Financial, Inc., Series B, 5.950%, 10/15/2013	$190,000	$110,675

		2,747,477

Oil Field Services – 1.7%
Basic Energy Services, Inc., 7.125%, 4/15/2016	680,000	566,100
Complete Production Services, Inc., 8.000%, 12/15/2016	35,000	34,519
North American Energy Partners, Inc., 8.750%, 12/01/2011	620,000	620,000

		1,220,619

Paper – 3.6%
Fibria Overseas Finance Ltd., 9.250%, 10/30/2019, 144A	125,000	140,313
Georgia-Pacific LLC, 7.250%, 6/01/2028	215,000	199,950
Georgia-Pacific LLC, 7.375%, 12/01/2025	495,000	472,725
Georgia-Pacific LLC, 7.700%, 6/15/2015	125,000	131,250
Georgia-Pacific LLC, 7.750%, 11/15/2029	525,000	518,437
Georgia-Pacific LLC, 8.000%, 1/15/2024	260,000	265,200
Georgia-Pacific LLC, 8.875%, 5/15/2031	225,000	238,500
Westvaco Corp., 7.950%, 2/15/2031	190,000	185,406
Westvaco Corp., 8.200%, 1/15/2030	455,000	468,098

		2,619,879

Pharmaceuticals – 0.5%
Quintiles Transnational Corp., 9.500%, 12/30/2014, 144A(i)	330,000	331,650

Refining – 0.7%
Petroplus Finance Ltd., 6.750%, 5/01/2014, 144A	500,000	470,000
Petroplus Finance Ltd., 7.000%, 5/01/2017, 144A	75,000	67,500

		537,500

Retailers – 3.3%
Dillard’s, Inc., 6.625%, 1/15/2018	155,000	128,650
Dillard’s, Inc., 7.000%, 12/01/2028	480,000	352,800
Dillard’s, Inc., 7.130%, 8/01/2018	175,000	151,375
Dillard’s, Inc., 7.875%, 1/01/2023	75,000	58,875
Foot Locker, Inc., 8.500%, 1/15/2022	280,000	264,600
J.C. Penney Corp., Inc., 6.375%, 10/15/2036	40,000	35,520
Macy’s Retail Holdings, Inc., 5.900%, 12/01/2016	45,000	43,875
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	60,000	50,700
Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	180,000	151,200
Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	300,000	264,000
Toys R Us, Inc., 7.375%, 10/15/2018	985,000	901,275

		2,402,870

Supermarkets – 2.3%
American Stores Co., 8.000%, 6/01/2026	70,000	63,875
New Albertson’s, Inc., 7.450%, 8/01/2029	1,075,000	921,813
New Albertson’s, Inc., 7.750%, 6/15/2026	220,000	196,900
New Albertson’s, Inc., 8.000%, 5/01/2031	30,000	27,225
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	605,000	460,556

		1,670,369

Technology – 6.7%
Activant Solutions, Inc., 9.500%, 5/01/2016	90,000	84,150
Advanced Micro Devices, Inc., 8.125%, 12/15/2017, 144A	190,000	189,288
Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	3,020,000	2,163,075

6

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Technology – continued
Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	$290,000	$206,262
First Data Corp., 9.875%, 9/24/2015	570,000	531,525
Motorola, Inc., 6.500%, 9/01/2025	165,000	143,354
Motorola, Inc., 7.500%, 5/15/2025	125,000	119,606
Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)	860,000	576,200
Nortel Networks Ltd., 6.875%, 9/01/2023(d)	125,000	56,250
Seagate Technology HDD Holdings, 6.800%, 10/01/2016	750,000	725,625
Xerox Capital Trust I, 8.000%, 2/01/2027	90,000	89,100

		4,884,435

Textile – 0.5%
Jones Apparel Group, Inc., 6.125%, 11/15/2034	425,000	351,687

Transportation Services – 0.7%
APL Ltd., 8.000%, 1/15/2024(c)	185,000	142,398
Atlas Air, Inc., Series B, 7.680%, 1/02/2014	30,793	26,174
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(e)	347,188	239,560
Overseas Shipholding Group, 7.500%, 2/15/2024	155,000	132,913

		541,045

Wireless – 3.2%
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	170,000	165,325
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	40,000	38,800
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	520,000	485,550
NII Capital Corp., 8.875%, 12/15/2019, 144A	125,000	121,719
NII Capital Corp., 10.000%, 8/15/2016, 144A	760,000	796,100
Sprint Capital Corp., 6.875%, 11/15/2028	311,000	258,518
Sprint Nextel Corp., 6.000%, 12/01/2016	502,000	458,075

		2,324,087

Wirelines – 8.3%
Axtel SAB de CV, 7.625%, 2/01/2017, 144A	765,000	749,700
Cincinnati Bell Telephone Co., 6.300%, 12/01/2028	185,000	144,300
Cincinnati Bell, Inc., 7.000%, 2/15/2015	285,000	281,437
FairPoint Communications, Inc., 13.125%, 4/02/2018(d)	257,785	27,067
Frontier Communications Corp., 7.000%, 11/01/2025	15,000	12,338
Frontier Communications Corp., 7.125%, 3/15/2019	80,000	75,600
Frontier Communications Corp., 7.450%, 7/01/2035	325,000	264,063
Frontier Communications Corp., 7.875%, 1/15/2027	805,000	740,600
Global Crossing Ltd., 12.000%, 9/15/2015, 144A	500,000	548,750
Level 3 Financing, Inc., 8.750%, 2/15/2017	790,000	720,875
Level 3 Financing, Inc., 9.250%, 11/01/2014	835,000	789,075
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,030,000	890,950
Qwest Capital Funding, Inc., 6.875%, 7/15/2028	480,000	388,800
Qwest Capital Funding, Inc., 7.625%, 8/03/2021	315,000	280,350
Qwest Corp., 6.875%, 9/15/2033	190,000	167,200
Qwest Corp., 7.250%, 9/15/2025	10,000	9,250

		6,090,355

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $64,571,917)		62,321,977

7

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

CONVERTIBLE BONDS – 8.8%

Automotive – 1.3%
Ford Motor Co., 4.250%, 11/15/2016	$640,000	$802,400
Navistar International Corp., 3.000%, 10/15/2014	115,000	118,881

		921,281

Diversified Manufacturing – 0.2%
Trinity Industries, Inc., 3.875%, 6/01/2036	230,000	171,925

Electric – 0.5%
CMS Energy Corp., 5.500%, 6/15/2029	330,000	403,425

Healthcare – 1.3%
Affymetrix, Inc., 3.500%, 1/15/2038	480,000	424,800
Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)	400,000	341,500
LifePoint Hospitals, Inc., 3.500%, 5/15/2014	165,000	153,656

		919,956

Industrial Other – 0.2%
Incyte Corp., 3.500%, 2/15/2011	165,000	165,619

Lodging – 0.6%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	435,000	407,812

Media Non-Cable – 0.1%
Liberty Media LLC, 3.500%, 1/15/2031	152,190	92,075

Metals & Mining – 0.1%
Peabody Energy Corp., 4.750%, 12/15/2041	85,000	85,850

Non-Captive Diversified – 0.0%
iStar Financial, Inc., 0.790%, 10/01/2012(b)	5,000	2,757

Pharmaceuticals – 0.8%
Human Genome Sciences, Inc., 2.250%, 8/15/2012	325,000	592,719

REITs – 0.4%
ProLogis, 1.875%, 11/15/2037	145,000	128,325
ProLogis, 2.250%, 4/01/2037	145,000	134,487

		262,812

Technology – 1.7%
Ciena Corp., 0.250%, 5/01/2013	5,000	3,775
Ciena Corp., 0.875%, 6/15/2017	420,000	243,075
Intel Corp., 2.950%, 12/15/2035	380,000	366,700
Intel Corp., 3.250%, 8/01/2039, 144A	440,000	505,450
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	45,000	43,425
Maxtor Corp., 5.750%, 3/01/2012(c)	109,000	105,185

		1,267,610

Wirelines – 1.6%
Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	1,014,000	1,148,355

TOTAL CONVERTIBLE BONDS (Identified Cost $5,592,308)		6,442,196

TOTAL BONDS AND NOTES (Identified Cost $70,164,225)		68,764,173

8

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

	Principal Amount	Value (†)
BANK LOANS – 0.2%

Food & Beverage – 0.0%
Dole Food Co., Inc., Credit Link Deposit, 8.000%, 4/12/2013(g)	$2,041	$2,059
Dole Food Co., Inc., Tranche B Term Loan, 8.000%, 4/12/2013(g)	1,307	1,319
Dole Food Co., Inc., Tranche C Term Loan, 8.000%, 4/12/2013(g)	5,595	5,644

		9,022

Media Non-Cable – 0.1%
Tribune Co., Term Loan X, 5.000%, 6/04/2009(d)(g)(h)	181,970	101,847

Wirelines – 0.1%
Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(g)(i)	61,190	44,133

TOTAL BANK LOANS (Identified Cost $240,301)		155,002

	Shares
PREFERRED STOCKS – 2.0%

Automotive – 0.3%
Ford Motor Co. Capital Trust II, 6.500%	6,225	248,253

Banking – 0.4%
GMAC, Inc., Series G, 144A, 7.000%	428	282,105

Capital Markets – 0.3%
Newell Financial Trust I, 5.250%	5,724	200,340

Electric Utilities – 0.5%
AES Trust III, 6.750%	7,975	369,841

Hotels, Restaurants & Leisure – 0.0%
Six Flags, Inc., 7.250%(e)	2	1

Oil, Gas & Consumable Fuels – 0.4%
El Paso Energy Capital Trust I, 4.750%	8,050	294,328

Thrifts & Mortgage Finance – 0.1%
Federal Home Loan Mortgage Corp., 5.000%(e)(j)	500	880
Federal Home Loan Mortgage Corp., 5.570%(e)(j)	7,750	7,285
Federal Home Loan Mortgage Corp., 5.660%(e)(j)	2,300	1,955
Federal Home Loan Mortgage Corp., 5.700%(e)(j)	800	1,240
Federal Home Loan Mortgage Corp., 5.790%(e)(j)	1,450	2,450
Federal Home Loan Mortgage Corp., 5.810%(e)(j)	550	952
Federal Home Loan Mortgage Corp., 5.900%(e)(j)	1,100	946
Federal Home Loan Mortgage Corp., 6.000%(e)(j)	650	1,092
Federal Home Loan Mortgage Corp., 6.420%(e)(j)	450	806
Federal Home Loan Mortgage Corp., 6.550%(e)(j)	1,550	1,503
Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(e)(j)	9,450	9,922
Federal National Mortgage Association, 4.750%(e)(j)	1,000	1,450
Federal National Mortgage Association, 5.125%(e)(j)	350	518

9

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

	Shares	Value (†)
PREFERRED STOCKS – continued

Thrifts & Mortgage Finance – continued
Federal National Mortgage Association, 5.375%(e)(j)	700	$1,120
Federal National Mortgage Association, 5.810%(e)(j)	300	459
Federal National Mortgage Association, 6.750%(e)(j)	450	410
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(e)(j)	14,200	15,620

		48,608

TOTAL PREFERRED STOCKS (Identified Cost $1,799,019)		1,443,476

COMMON STOCKS – 0.3%

Oil, Gas & Consumable Fuels – 0.3%
Chesapeake Energy Corp. (Identified Cost $332,708)	9,278	240,115

	Principal Amount
SHORT-TERM INVESTMENTS – 1.7%

Repurchase Agreement with State Street Corporation. dated 12/31/2009 at 0.000%, to be repurchased at $40 on 1/04/2010 collateralized by $5,000 U.S. Treasury Bill, due 2/25/2010 valued at $5,000 including accrued interest(k)	$40	40
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $1,242,145 on 1/04/2010 collateralized by $1,255,000 Federal Home Loan Mortgage Corp., 2.250% due 8/17/2012 valued at $1,267,550 including accrued interest(k)	1,242,145	1,242,145

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,242,185)		1,242,185

TOTAL INVESTMENTS – 98.3% (Identified Cost $73,778,438)(a)		71,844,951
Other assets less liabilities—1.7%		1,244,709

NET ASSETS – 100.0%		$73,089,660

10

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At December 31, 2009, the net unrealized depreciation on investments based on a cost of $73,837,174 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,794,640
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,786,863)

Net unrealized depreciation	$(1,992,223)

At September 30, 2009, the Fund had a capital loss carryforward of approximately $811,815 which expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $6,438,019. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2009 is disclosed.
(c)	Illiquid security. At December 31, 2009, the value of these securities amounted to $1,711,453 or 2.3% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2009.
(h)	Issuer has filed for bankruptcy.
(i)	All or a portion of interest payment is paid-in-kind.
(j)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(k)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the total value of these securities amounted to $13,284,641 or 18.2% of net assets.
ABS	Asset-Backed Securities
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

11

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds*	$—	$62,321,977	$—	$62,321,977
Convertible Bonds*	—	6,442,196	—	6,442,196

Total Bonds and Notes	—	68,764,173	—	68,764,173

Bank Loans*	—	155,002	—	155,002

Preferred Stocks
Automotive	248,253	—	—	248,253

Banking	—	282,105	—	282,105

Capital Markets	—	200,340	—	200,340

Electric Utilities	—	369,841	—	369,841

Hotels, Restaurants & Leisure	1	—	—	1

Oil, Gas & Consumable Fuels	—	294,328	—	294,328

Thrifts & Mortgage Finance	21,299	27,309	—	48,608

Total Preferred Stocks	269,553	1,173,923	—	1,443,476

Common Stocks*	240,115	—	—	240,115
Short-Term Investments	—	1,242,185	—	1,242,185

Total	$509,668	$71,335,283	$—	$71,844,951

*	Major categories of the Fund’s investments are included above.

12

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into/(out of) Level 3	Balance as of December 31, 2009
Bonds and Notes
Non-Convertible Bonds
Airlines	$534,446	$—	$—	$59,195	$—	$(593,641)	$—

Commercial Mortgage-Backed Securities	57,083	—	1,043	(998)	(3,022)	(54,106)	—
Electric	257,001	—	8,909	(7,122)	(258,788)	—	—
Technology	112,500	227	—	6,879	—	(119,606)	—
Convertible Bonds
Technology	99,190	402	—	5,593	—	(105,185)	—
Wirelines	1,074,840	751	—	72,764	—	(1,148,355)	—

Total	$2,135,060	$1,380	$9,952	$136,311	$(261,810)	$(2,020,893)	$—

INDUSTRY SUMMARY AT DECEMBER 31, 2009 (Unaudited)

Wirelines	10.0%
Technology	8.4
Electric	7.7
Healthcare	6.6
Independent Energy	5.8
Automotive	4.8
Non-Captive Diversified	3.8
Home Construction	3.6
Paper	3.6
Non-Captive Consumer	3.3
Retailers	3.3
Wireless	3.2
Media Cable	3.1
Airlines	2.8
Supermarkets	2.3
Commercial Mortgage-Backed Securities	2.0
Other Investments, less than 2% each	22.3
Short-Term Investments	1.7

Total Investments	98.3
Other assets less liabilities	1.7

Net Assets	100.0%

13

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – 98.3% of Net Assets

NON-CONVERTIBLE BONDS – 98.3%

Banking – 1.2%
Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033		$10,000		$10,042
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		145,000		149,044

				159,086

Construction Machinery – 1.1%
Joy Global, Inc., 6.625%, 11/15/2036		165,000		146,838

Food & Beverage – 0.8%
Bottling Group LLC, 5.125%, 1/15/2019		40,000		41,566
Dean Foods Co., 6.900%, 10/15/2017		75,000		71,438

				113,004

Independent Energy – 0.3%
Chesapeake Energy Corp., 6.500%, 8/15/2017		35,000		34,300

Lodging – 0.3%
Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027		50,000		41,188

Metals & Mining – 0.9%
Alcoa, Inc., 5.950%, 2/01/2037		85,000		72,949
United States Steel Corp., 6.650%, 6/01/2037		55,000		44,246

				117,195

Paper – 0.5%
Georgia-Pacific LLC, 7.700%, 6/15/2015		70,000		73,500

Pipelines – 0.3%
Colorado Interstate Gas Co., 5.950%, 3/15/2015		3,000		3,150
Southern Natural Gas Co., 7.350%, 2/15/2031		30,000		32,754

				35,904

Sovereigns – 0.9%
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	15,000	(††)	116,679

Technology – 1.4%
Agilent Technologies, Inc., 6.500%, 11/01/2017		105,000		111,116
Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029		90,000		64,462
Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028		15,000		10,669

				186,247

Textile – 0.1%
Jones Apparel Group, Inc., 6.125%, 11/15/2034		10,000		8,275

Tobacco – 1.2%
Altria Group, Inc., 9.950%, 11/10/2038		130,000		169,456

U.S. Treasuries – 85.3%
U.S. Treasury Inflation Indexed Bond, 1.375%, 7/15/2018		275,677		276,236
U.S. Treasury Inflation Indexed Bond, 1.625%, 1/15/2018		866,762		887,280
U.S. Treasury Inflation Indexed Bond, 1.750%, 1/15/2028		206,372		197,891
U.S. Treasury Inflation Indexed Bond, 2.000%, 1/15/2026		147,034		147,666

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

U.S. Treasuries – continued
U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2017		$868,263	$937,792
U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2025		647,948	683,686
U.S. Treasury Inflation Indexed Bond, 2.500%, 7/15/2016		262,250	285,587
U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032		1,181,324	1,460,412
U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2013		265,910	270,397
U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2015		543,413	565,149
U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2013		688,533	725,165
U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2015		477,885	503,534
U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2014		918,387	971,195
U.S. Treasury Inflation Indexed Note, 2.000%, 7/15/2014		647,948	686,420
U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2016		811,409	856,861
U.S. Treasury Inflation Indexed Note, 2.375%, 1/15/2027		359,097	377,893
U.S. Treasury Inflation Indexed Note, 2.625%, 7/15/2017		714,462	785,741
U.S. Treasury Inflation Indexed Note, 3.000%, 7/15/2012		901,710	969,479

			11,588,384

Wireless – 0.9%
ALLTEL Corp., 7.875%, 7/01/2032		20,000	23,785
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		20,000	19,450
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		5,000	4,850
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		10,000	9,338
Sprint Capital Corp., 6.875%, 11/15/2028		85,000	70,656

			128,079

Wirelines – 3.1%
AT&T Corp., 8.000%, 11/15/2031		80,000	97,641
Bell Canada, MTN, 5.000%, 2/15/2017	CAD	30,000	29,197
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	5,000	4,687
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	15,000	15,271
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	35,000	31,103
BellSouth Telecommunications, Inc., 7.000%, 12/01/2095		70,000	68,614
Embarq Corp., 7.995%, 6/01/2036		165,000	177,490

			424,003

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $13,010,016)			13,342,138

TOTAL BONDS AND NOTES (Identified Cost $13,010,016)			13,342,138

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

	Shares	Value (†)
PREFERRED STOCKS – 0.0%

NON-CONVERTIBLE PREFERRED STOCKS – 0.0%

Thrifts & Mortgage Finance – 0.0%
Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(b)(c)	1,160	1,218
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(b)(c)	3,500	3,850

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $116,500)		5,068

TOTAL PREFERRED STOCKS (Identified Cost $116,500)		5,068

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 1.3%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $171,109 on 1/04/2010 collateralized by $175,000 Federal Home Loan Mortgage Corp., 2.250% due 8/17/2012 valued at $176,750 including accrued interest(d) (Identified Cost $171,109)	$171,109	$171,109

TOTAL INVESTMENTS – 99.6% (Identified Cost $13,297,625)(a)		13,518,315
Other assets less liabilities—0.4%		60,063

NET ASSETS – 100.0%		$13,578,378

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and inflation-protected securities. Amortization of premium on debt securities is excluded for tax purposes.): At December 31, 2009, the net unrealized appreciation on investments based on a cost of $13,384,435 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$359,882
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(226,002)

Net unrealized appreciation	$133,880

At September 30, 2009, the Fund had a capital loss carryforward of approximately $284,980 of which $19,853 expires on September 30, 2014; $155,005 expires on September 30, 2015 and $110,122 expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $364,539. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(c)	Non-income producing security.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the total value of this security amounted to $4,687 or 0.0% of net assets.
MTN	Medium Term Note

Key to Abbreviations: CAD: Canadian Dollar; MXN: Mexican Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Assets Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$13,342,138	$—	$13,342,138
Preferred Stocks*	1,218	3,850	—	5,068
Short-Term Investments	—	171,109	—	171,109

Total	$1,218	$13,517,097	$—	$13,518,315

*	Major categories of the Fund’s investments are included above.

INDUSTRY SUMMARY AT DECEMBER 31, 2009 (Unaudited)

U.S. Treasuries	85.3%
Wirelines	3.1
Other Investments, less than 2% each	9.9
Short-Term Investments	1.3

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 88.2% of Net Assets

NON-CONVERTIBLE BONDS – 70.7%

ABS Home Equity – 0.4%
Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.381%, 7/25/2036(b)		$2,897,224	$1,871,053

Aerospace & Defense – 0.6%
Bombardier, Inc., 7.350%, 12/22/2026	CAD	600,000	525,747
Bombardier, Inc., 7.450%, 5/01/2034, 144A		2,175,000	1,881,375

			2,407,122

Airlines – 0.7%
American Airlines, Inc., Pass Through Trust, Series 93A6, 8.040%, 9/16/2011		15,049	13,883
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707%, 10/02/2022		350,202	337,945
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019		311,003	284,568
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017		163,032	144,283
Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A		1,435,000	1,490,606
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		439,294	385,481
Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014		519,627	463,564

			3,120,330

Automotive – 4.4%
Cummins, Inc., 6.750%, 2/15/2027		500,000	480,863
Cummins, Inc., 7.125%, 3/01/2028		350,000	345,228
FCE Bank PLC, EMTN, 4.625%, 10/25/2010	NOK	150,000	24,094
FCE Bank PLC, EMTN, 7.125%, 1/16/2012	EUR	150,000	210,732
FCE Bank PLC, EMTN, 7.875%, 2/15/2011	GBP	2,200,000	3,535,675
Ford Motor Co., 6.500%, 8/01/2018		20,000	16,875
Ford Motor Co., 6.625%, 2/15/2028		30,000	23,175
Ford Motor Co., 6.625%, 10/01/2028		1,510,000	1,166,475
Ford Motor Co., 7.125%, 11/15/2025		190,000	148,200
Ford Motor Co., 7.450%, 7/16/2031		1,685,000	1,489,119
Ford Motor Co., 7.500%, 8/01/2026		30,000	23,625
Ford Motor Credit Co. LLC, 7.500%, 8/01/2012		555,000	559,694
Ford Motor Credit Co. LLC, 8.000%, 6/01/2014		2,795,000	2,869,872
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		940,000	941,249
Ford Motor Credit Co. LLC, 8.700%, 10/01/2014		1,250,000	1,306,865
Ford Motor Credit Co. LLC, EMTN, 4.875%, 1/15/2010	EUR	130,000	185,430
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028		2,090,000	1,807,850
Goodyear Tire & Rubber Co. (The), 7.857%, 8/15/2011		135,000	139,556
Goodyear Tire & Rubber Co. (The), 9.000%, 7/01/2015		633,000	658,320
Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016		2,690,000	2,972,450

			18,905,347

Banking – 3.3%
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	50,000,000	1,508,155
Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, 144A	THB	11,000,000	332,921
BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, 144A	IDR	10,477,600,000	988,764
Citigroup, Inc., 5.875%, 2/22/2033		3,883,000	3,275,485
Citigroup, Inc., 6.000%, 10/31/2033		575,000	494,743
JPMorgan Chase & Co., Zero Coupon, 5/17/2010, 144A	BRL	2,200,000	1,209,179

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Banking – continued
JPMorgan Chase & Co., Zero Coupon, 3/28/2011, 144A	IDR	5,376,000,000	$521,807
JPMorgan Chase & Co., EMTN, Zero Coupon, 3/28/2011, 144A	IDR	18,504,768,000	1,796,115
JPMorgan Chase London, EMTN, Zero Coupon, 10/21/2010, 144A	IDR	9,533,078,500	959,193
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		3,200,000	2,950,150
Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034		300,000	269,295

			14,305,807

Building Materials – 2.3%
Masco Corp., 4.800%, 6/15/2015		555,000	510,189
Masco Corp., 5.850%, 3/15/2017		440,000	409,402
Masco Corp., 6.125%, 10/03/2016		750,000	714,706
Masco Corp., 6.500%, 8/15/2032		670,000	570,165
Owens Corning, Inc., 7.000%, 12/01/2036		1,225,000	1,142,485
Owens Corning, Inc., 9.000%, 6/15/2019		2,760,000	3,077,894
USG Corp., 6.300%, 11/15/2016		3,250,000	2,908,750
USG Corp., 9.500%, 1/15/2018		620,000	638,600

			9,972,191

Chemicals – 1.8%
Borden, Inc., 7.875%, 2/15/2023		1,824,000	1,212,960
Borden, Inc., 9.200%, 3/15/2021		2,641,000	1,954,340
Hercules, Inc., 6.500%, 6/30/2029		2,558,000	1,739,440
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014		2,920,000	2,861,600

			7,768,340

Commercial Mortgage-Backed Securities – 0.2%
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040		555,000	442,797
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 6/15/2049(b)		415,000	361,403
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049		205,000	172,929

			977,129

Construction Machinery – 2.3%
Case New Holland, Inc., 7.750%, 9/01/2013, 144A		2,500,000	2,556,250
RSC Equipment Rental, Inc., 9.500%, 12/01/2014		295,000	295,369
Terex Corp., 8.000%, 11/15/2017		1,200,000	1,155,000
United Rentals North America, Inc., 7.000%, 2/15/2014		4,215,000	3,814,575
United Rentals North America, Inc., 7.750%, 11/15/2013		1,085,000	1,019,900
United Rentals North America, Inc., 10.875%, 6/15/2016		965,000	1,049,437

			9,890,531

Consumer Products – 0.3%
Acco Brands Corp., 7.625%, 8/15/2015		945,000	878,850
Acco Brands Corp., 10.625%, 3/15/2015, 144A		425,000	467,500

			1,346,350

Diversified Manufacturing – 0.7%
Textron, Inc., 5.600%, 12/01/2017		3,215,000	3,098,685

Electric – 2.9%
AES Corp. (The), 7.750%, 3/01/2014		1,185,000	1,202,775

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Electric – continued
AES Corp. (The), 7.750%, 10/15/2015	$645,000	$654,675
AES Ironwood LLC, 8.857%, 11/30/2025	329,671	326,375
Dynegy Holdings, Inc., 7.125%, 5/15/2018	100,000	81,500
Dynegy Holdings, Inc., 7.625%, 10/15/2026	490,000	338,100
Dynegy Holdings, Inc., 7.750%, 6/01/2019	1,250,000	1,084,375
Dynegy Holdings, Inc., 8.375%, 5/01/2016	250,000	237,500
Midwest Generation LLC, Series B, 8.560%, 1/02/2016	379,834	383,632
NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	1,685,000	884,625
NRG Energy, Inc., 7.375%, 2/01/2016	575,000	575,719
NRG Energy, Inc., 8.500%, 6/15/2019	180,000	184,500
Quezon Power Philippines Co., 8.860%, 6/15/2017	765,000	711,450
RRI Energy, Inc., 7.875%, 6/15/2017	1,025,000	1,007,062
Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	821,197	876,374
Texas Competitive Electric Holdings Co. LLC, Series A, 10.250%, 11/01/2015	2,090,000	1,692,900
TXU Corp., Series P, 5.550%, 11/15/2014	920,000	652,462
TXU Corp., Series Q, 6.500%, 11/15/2024	1,515,000	711,620
TXU Corp., Series R, 6.550%, 11/15/2034	420,000	194,721
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)	1,000,000	864,425

		12,664,790

Food & Beverage – 0.5%
ARAMARK Corp., 5.000%, 6/01/2012	475,000	456,000
Chiquita Brands International, Inc., 7.500%, 11/01/2014	940,000	930,600
Sara Lee Corp., 6.125%, 11/01/2032	690,000	664,118
Smithfield Foods, Inc., 7.750%, 7/01/2017	255,000	235,238

		2,285,956

Government Owned - No Guarantee – 0.0%
DP World Ltd., 6.850%, 7/02/2037, 144A	200,000	153,844

Healthcare – 3.9%
HCA, Inc., 5.750%, 3/15/2014	410,000	385,400
HCA, Inc., 6.250%, 2/15/2013	30,000	29,175
HCA, Inc., 6.300%, 10/01/2012	625,000	625,000
HCA, Inc., 6.375%, 1/15/2015	560,000	528,500
HCA, Inc., 6.500%, 2/15/2016	550,000	522,500
HCA, Inc., 6.750%, 7/15/2013	20,000	19,700
HCA, Inc., 7.050%, 12/01/2027	1,000,000	857,500
HCA, Inc., 7.190%, 11/15/2015	965,000	897,450
HCA, Inc., 7.500%, 12/15/2023	865,000	790,389
HCA, Inc., 7.500%, 11/06/2033	4,200,000	3,673,055
HCA, Inc., 7.690%, 6/15/2025	1,370,000	1,254,512
HCA, Inc., 8.360%, 4/15/2024	375,000	356,250
HCA, Inc., MTN, 7.580%, 9/15/2025	560,000	498,400
HCA, Inc., MTN, 7.750%, 7/15/2036	1,520,000	1,352,800
Tenet Healthcare Corp., 6.875%, 11/15/2031	5,914,000	4,731,200
Tenet Healthcare Corp., 9.250%, 2/01/2015	300,000	319,500

		16,841,331

Home Construction – 1.2%
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015	185,000	132,275

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Home Construction – continued
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016		$1,068,000	$752,940
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014		425,000	308,125
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014		272,000	198,560
K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016		755,000	539,825
K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013		10,000	7,518
KB Home, 7.250%, 6/15/2018		1,260,000	1,197,000
Lennar Corp., Series B, 5.500%, 9/01/2014		95,000	88,350
Lennar Corp., Series B, 5.600%, 5/31/2015		2,000,000	1,832,500
Pulte Homes, Inc., 6.000%, 2/15/2035		400,000	316,000

			5,373,093

Independent Energy – 1.6%
Chesapeake Energy Corp., 6.250%, 1/15/2017	EUR	250,000	326,133
Chesapeake Energy Corp., 6.500%, 8/15/2017		1,110,000	1,087,800
Chesapeake Energy Corp., 6.875%, 11/15/2020		1,415,000	1,365,475
Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A		704,000	644,160
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A		985,000	965,300
Pioneer Natural Resources Co., 5.875%, 7/15/2016		335,000	320,695
Pioneer Natural Resources Co., 6.875%, 5/01/2018		910,000	900,372
Pioneer Natural Resources Co., 7.200%, 1/15/2028		920,000	830,861
Swift Energy Co., 7.125%, 6/01/2017		415,000	392,175

			6,832,971

Industrial Other – 0.1%
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013		300,000	298,500

Life Insurance – 0.5%
MetLife, Inc., 10.750%, 8/01/2069		1,810,000	2,228,881

Local Authorities – 2.8%
Province of Ontario, Canada, 4.200%, 3/08/2018	CAD	12,200,000	11,834,764

Media Cable – 0.2%
Virgin Media Finance PLC, 9.125%, 8/15/2016		685,000	721,819

Media Non-Cable – 0.0%
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013(d)		510,000	47,812
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017(d)		1,460,000	136,875

			184,687

Metals & Mining – 3.0%
Alcoa, Inc., 5.720%, 2/23/2019		1,700,000	1,643,611
Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A		1,245,000	1,059,806
Ryerson, Inc., 12.000%, 11/01/2015		775,000	809,875
Steel Dynamics, Inc., 6.750%, 4/01/2015		750,000	743,438
Steel Dynamics, Inc., 7.375%, 11/01/2012		295,000	303,850
United States Steel Corp., 6.050%, 6/01/2017		4,740,000	4,525,122
United States Steel Corp., 6.650%, 6/01/2037		2,020,000	1,625,053
United States Steel Corp., 7.000%, 2/01/2018		2,035,000	1,993,270

			12,704,025

Non-Captive Consumer – 1.5%
American General Finance Corp., MTN, 5.750%, 9/15/2016		700,000	472,596
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		750,000	653,348
SLM Corp., Series A, MTN, 5.000%, 6/15/2018		115,000	88,402
SLM Corp., Series A, MTN, 6.500%, 6/15/2010(c)	NZD	4,720,000	3,335,370

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Non-Captive Consumer – continued
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		$2,020,000	$1,993,241

			6,542,957

Non-Captive Diversified – 4.2%
CIT Group, Inc., 7.000%, 5/01/2013		596,573	556,304
CIT Group, Inc., 7.000%, 5/01/2014		894,866	831,107
CIT Group, Inc., 7.000%, 5/01/2015		894,866	800,905
CIT Group, Inc., 7.000%, 5/01/2016		1,491,450	1,312,476
CIT Group, Inc., 7.000%, 5/01/2017		4,588,031	3,980,117
General Electric Capital Corp., 5.625%, 5/01/2018		10,000	10,247
General Electric Capital Corp., MTN, 5.875%, 1/14/2038		60,000	55,553
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016	NZD	250,000	176,225
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015	NZD	3,035,000	2,147,580
GMAC, Inc., 5.375%, 6/06/2011, 144A		442,000	425,425
GMAC, Inc., 6.000%, 4/01/2011, 144A		201,000	196,980
GMAC, Inc., 6.000%, 12/15/2011, 144A		937,000	918,260
GMAC, Inc., 6.625%, 12/17/2010, 144A		23,000	22,713
GMAC, Inc., 6.625%, 5/15/2012, 144A		47,000	46,060
GMAC, Inc., 6.750%, 12/01/2014, 144A		149,000	141,550
GMAC, Inc., 6.875%, 9/15/2011, 144A		53,000	52,205
GMAC, Inc., 6.875%, 8/28/2012, 144A		94,000	92,120
GMAC, Inc., 7.000%, 2/01/2012, 144A		110,000	108,350
GMAC, Inc., 7.500%, 12/31/2013, 144A		314,000	303,010
GMAC, Inc., 8.000%, 12/31/2018, 144A		585,000	514,800
GMAC, Inc., 8.000%, 11/01/2031, 144A		208,000	187,200
International Lease Finance Corp., 4.750%, 1/13/2012		375,000	316,602
International Lease Finance Corp., 5.000%, 4/15/2010		550,000	541,744
International Lease Finance Corp., 5.000%, 9/15/2012		455,000	381,524
International Lease Finance Corp., 5.125%, 11/01/2010		1,245,000	1,195,286
International Lease Finance Corp., Series Q, MTN, 5.250%, 1/10/2013		320,000	261,005
International Lease Finance Corp., Series R, MTN, 5.625%, 9/15/2010		250,000	247,297
International Lease Finance Corp., Series R, MTN, 6.625%, 11/15/2013		820,000	660,088
iStar Financial, Inc., 5.500%, 6/15/2012		65,000	39,000
iStar Financial, Inc., 5.650%, 9/15/2011		100,000	73,500
iStar Financial, Inc., 5.875%, 3/15/2016		20,000	11,250
iStar Financial, Inc., 6.050%, 4/15/2015		20,000	11,250
iStar Financial, Inc., 8.625%, 6/01/2013		1,770,000	1,132,800
iStar Financial, Inc., Series B, 5.700%, 3/01/2014		70,000	39,200
iStar Financial, Inc., Series B, 5.950%, 10/15/2013		565,000	329,112

			18,118,845

Oil Field Services – 0.3%
Complete Production Services, Inc., 8.000%, 12/15/2016		595,000	586,819
North American Energy Partners, Inc., 8.750%, 12/01/2011		545,000	545,000

			1,131,819

5

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Packaging – 0.4%
Owens-Illinois, Inc., 7.800%, 5/15/2018	$1,555,000	$1,566,662

Paper – 4.4%
Georgia-Pacific LLC, 7.250%, 6/01/2028	1,240,000	1,153,200
Georgia-Pacific LLC, 7.750%, 11/15/2029	3,620,000	3,574,750
Georgia-Pacific LLC, 8.000%, 1/15/2024	1,270,000	1,295,400
Georgia-Pacific LLC, 8.875%, 5/15/2031	4,890,000	5,183,400
Jefferson Smurfit Corp., 7.500%, 6/01/2013(d)	515,000	453,200
Smurfit-Stone Container Enterprises, Inc., 8.000%, 3/15/2017(d)	2,800,000	2,467,500
Stone Container Finance, 7.375%, 7/15/2014(d)	980,000	922,425
Westvaco Corp., 7.950%, 2/15/2031	650,000	634,283
Westvaco Corp., 8.200%, 1/15/2030	2,380,000	2,448,511
Weyerhaeuser Co., 7.375%, 3/15/2032	845,000	801,121

		18,933,790

Pharmaceuticals – 0.9%
Elan Financial PLC, 8.875%, 12/01/2013	1,810,000	1,800,950
Valeant Pharmaceuticals International, 8.375%, 6/15/2016, 144A	1,890,000	1,946,700

		3,747,650

Pipelines – 1.9%
El Paso Corp., 6.950%, 6/01/2028	1,430,000	1,226,492
El Paso Corp., 7.420%, 2/15/2037	1,055,000	924,486
El Paso Corp., 12.000%, 12/12/2013	1,000,000	1,172,500
El Paso Corp., GMTN, 7.750%, 1/15/2032	2,210,000	2,089,805
El Paso Corp., GMTN, 7.800%, 8/01/2031	550,000	517,788
El Paso Corp., GMTN, 8.050%, 10/15/2030	1,105,000	1,042,226
Kinder Morgan Finance Co., 5.700%, 1/05/2016	345,000	331,200
Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	1,000,000	885,000

		8,189,497

Property & Casualty Insurance – 0.8%
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	3,410,000	3,027,289
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	690,000	296,700

		3,323,989

Railroads – 0.1%
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	314,000	210,380
Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	30,000	27,600

		237,980

REITs – 0.9%
Colonial Realty LP, 6.250%, 6/15/2014	575,000	548,953
Highwoods Properties, Inc., 5.850%, 3/15/2017	470,000	428,754
ProLogis, 5.625%, 11/15/2015	100,000	95,089
ProLogis, 5.625%, 11/15/2016	1,090,000	1,004,484
ProLogis, 6.625%, 5/15/2018	1,935,000	1,835,102

		3,912,382

Retailers – 3.8%
Dillard’s, Inc., 6.625%, 1/15/2018	500,000	415,000
Dillard’s, Inc., 7.000%, 12/01/2028	450,000	330,750
Dillard’s, Inc., 7.130%, 8/01/2018	750,000	648,750

6

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued

Retailers – continued
Dillard’s, Inc., 7.750%, 7/15/2026		$1,500,000		$1,140,000
Foot Locker, Inc., 8.500%, 1/15/2022		1,679,000		1,586,655
Macy’s Retail Holdings, Inc., 5.900%, 12/01/2016		1,405,000		1,369,875
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037		3,653,000		3,086,785
Macy’s Retail Holdings, Inc., 7.000%, 2/15/2028		295,000		259,600
Macy’s Retail Holdings, Inc., 8.875%, 7/15/2015		2,365,000		2,607,412
Toys R Us, Inc., 7.375%, 10/15/2018		5,185,000		4,744,275
Toys R Us, Inc., 7.875%, 4/15/2013		197,000		197,985

				16,387,087

Sovereigns – 3.3%
Indonesia Government International Bond, 6.625%, 2/17/2037, 144A		3,132,000		3,069,360
Indonesia Government International Bond, 7.750%, 1/17/2038, 144A		650,000		731,250
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	1,881,000,000		197,554
Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024	IDR	24,214,000,000		2,440,457
Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030	IDR	6,561,000,000		681,959
Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012	IDR	4,897,000,000		413,530
Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016	MXN	208,681	(††)	1,568,904
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	95,000	(††)	701,063
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	180,000	(††)	1,457,254
Republic of Brazil, 10.250%, 1/10/2028	BRL	4,170,000		2,395,175
Republic of Iceland, Zero Coupon, 2/15/2010	ISK	2,580,000		12,174
Republic of Iceland, 7.000%, 3/17/2010	ISK	18,085,000		85,865
Republic of Iceland, 7.250%, 5/17/2013	ISK	49,000,000		231,583
Republic of Iceland, 8.000%, 7/22/2011	ISK	26,100,000		125,101
Republic of Iceland, 13.750%, 12/10/2010	ISK	14,625,000		73,352

				14,184,581

Supermarkets – 0.9%
American Stores Co., 8.000%, 6/01/2026		110,000		100,375
American Stores Co., Series B, MTN, 7.100%, 3/20/2028		1,865,000		1,519,975
New Albertson’s, Inc., 7.450%, 8/01/2029		1,525,000		1,307,687
New Albertson’s, Inc., 8.000%, 5/01/2031		480,000		435,600
New Albertson’s, Inc., 8.700%, 5/01/2030		180,000		174,600
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		240,000		182,700

				3,720,937

Supranational – 0.2%
European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A	IDR	1,639,380,000		131,971
Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013	IDR	8,600,000,000		666,031
International Bank for Reconstruction & Development, 9.500%, 5/27/2010	ISK	42,500,000		203,850

				1,001,852

Technology – 2.9%
Affiliated Computer Services, Inc., 5.200%, 6/01/2015		496,000		511,500
Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029		6,580,000		4,712,925
Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028		3,055,000		2,172,869

7

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Technology – continued
Amkor Technology, Inc., 9.250%, 6/01/2016		$480,000	$510,000
Corning, Inc., 6.850%, 3/01/2029		801,000	800,054
Eastman Kodak Co., 7.250%, 11/15/2013		960,000	792,000
Freescale Semiconductor, Inc., 10.125%, 12/15/2016		210,000	169,050
Motorola, Inc., 5.220%, 10/01/2097		80,000	41,336
Motorola, Inc., 6.500%, 9/01/2025		190,000	165,074
Motorola, Inc., 6.500%, 11/15/2028		700,000	602,134
Motorola, Inc., 6.625%, 11/15/2037		70,000	60,900
Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)		2,275,000	1,524,250
Nortel Networks Ltd., 6.875%, 9/01/2023(d)		1,000,000	450,000

			12,512,092

Textile – 0.2%
Jones Apparel Group, Inc., 6.125%, 11/15/2034		890,000	736,475

Transportation Services – 1.1%
APL Ltd., 8.000%, 1/15/2024(c)		2,685,000	2,066,698
Atlas Air, Inc., Series 1999-1B, 7.630%, 7/02/2016		356,391	277,985
Atlas Air, Inc., Series 1999-1C, 8.770%, 7/02/2012(e)		399,542	283,675
Atlas Air, Inc., Series 2000-1, Class C, 9.702%, 7/02/2011(e)		40,344	30,258
Atlas Air, Inc., Series B, 7.680%, 1/02/2014		1,982,315	1,684,968
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(e)		289,324	199,633

			4,543,217

Treasuries – 1.9%
Canadian Government, 2.000%, 9/01/2012	CAD	8,615,000	8,253,135

Wireless – 2.2%
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		1,995,000	1,940,137
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		765,000	742,050
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		805,000	751,669
Sprint Capital Corp., 6.875%, 11/15/2028		1,525,000	1,267,656
Sprint Capital Corp., 6.900%, 5/01/2019		615,000	565,800
Sprint Capital Corp., 8.750%, 3/15/2032		215,000	202,638
True Move Co. Ltd., 10.375%, 8/01/2014, 144A		400,000	376,000
True Move Co. Ltd., 10.750%, 12/16/2013, 144A		3,565,000	3,440,225

			9,286,175

Wirelines – 5.1%
Axtel SAB de CV, 9.000%, 9/22/2019, 144A		410,000	420,250
FairPoint Communications, Inc., 13.125%, 4/02/2018(d)		5,334,157	560,086
Frontier Communications Corp., 7.875%, 1/15/2027		3,180,000	2,925,600
Frontier Communications Corp., 9.000%, 8/15/2031		2,330,000	2,289,225
Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(d)		50,000	5
Level 3 Financing, Inc., 8.750%, 2/15/2017		590,000	538,375
Level 3 Financing, Inc., 9.250%, 11/01/2014		1,675,000	1,582,875
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		1,439,000	1,244,735
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		800,000	648,000
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		1,385,000	1,232,650
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		5,332,000	4,532,200
Qwest Corp., 6.500%, 6/01/2017		210,000	206,325
Qwest Corp., 6.875%, 9/15/2033		1,936,000	1,703,680

8

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Wirelines – continued
Qwest Corp., 7.200%, 11/10/2026	$1,500,000	$1,357,500
Qwest Corp., 7.250%, 9/15/2025	645,000	596,625
Qwest Corp., 7.250%, 10/15/2035	1,407,000	1,238,160
Qwest Corp., 7.500%, 6/15/2023	985,000	930,825

		22,007,116

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $275,701,264)		304,125,784

CONVERTIBLE BONDS – 17.5%

Airlines – 0.1%
AMR Corp., 6.250%, 10/15/2014	520,000	538,850

Automotive – 1.0%
Ford Motor Co., 4.250%, 11/15/2016	3,530,000	4,425,738

Construction Machinery – 0.0%
United Rentals North America, Inc., 1.875%, 10/15/2023	40,000	38,900

Diversified Manufacturing – 0.1%
Trinity Industries, Inc., 3.875%, 6/01/2036	840,000	627,900

Electric – 0.1%
CMS Energy Corp., 5.500%, 6/15/2029	250,000	305,625

Healthcare – 2.5%
Affymetrix, Inc., 3.500%, 1/15/2038	1,216,000	1,076,160
Health Management Associates, Inc., 3.750%, 5/01/2028, 144A	3,325,000	3,379,031
Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)	2,470,000	2,108,763
LifePoint Hospitals, Inc., 3.250%, 8/15/2025	345,000	317,831
LifePoint Hospitals, Inc., 3.500%, 5/15/2014	860,000	800,875
Omnicare, Inc., 3.250%, 12/15/2035	3,833,000	3,119,104

		10,801,764

Independent Energy – 0.7%
Chesapeake Energy Corp., 2.250%, 12/15/2038	3,885,000	2,938,031
Penn Virginia Corp., 4.500%, 11/15/2012	185,000	175,288

		3,113,319

Industrial Other – 0.3%
Incyte Corp., 3.500%, 2/15/2011	1,100,000	1,104,125

Lodging – 0.5%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	2,514,000	2,356,875

Media Non-Cable – 0.0%
Liberty Media LLC, 3.500%, 1/15/2031	61,699	37,328

Metals & Mining – 1.4%
Steel Dynamics, Inc., 5.125%, 6/15/2014	1,250,000	1,582,812
United States Steel Corp., 4.000%, 5/15/2014	2,280,000	4,272,150

		5,854,962

Oil Field Services – 0.3%
Transocean, Inc., Series B, 1.500%, 12/15/2037	1,120,000	1,080,800

Pharmaceuticals – 3.8%
Human Genome Sciences, Inc., 2.250%, 10/15/2011	2,215,000	4,499,219
Human Genome Sciences, Inc., 2.250%, 8/15/2012	3,325,000	6,063,968
Kendle International, Inc., 3.375%, 7/15/2012	2,715,000	2,416,350

9

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Pharmaceuticals – continued
Nektar Therapeutics, 3.250%, 9/28/2012	$2,091,000	$1,923,720
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	1,165,000	1,392,175

		16,295,432

Technology – 4.8%
Advanced Micro Devices, Inc., 5.750%, 8/15/2012	1,214,000	1,197,308
Advanced Micro Devices, Inc., 6.000%, 5/01/2015	1,960,000	1,764,000
Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	1,835,000	1,564,338
Ciena Corp., 0.250%, 5/01/2013	540,000	407,700
Ciena Corp., 0.875%, 6/15/2017	2,920,000	1,689,950
Intel Corp., 3.250%, 8/01/2039, 144A	5,750,000	6,605,312
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	3,020,000	2,638,725
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	490,000	472,850
Maxtor Corp., 5.750%, 3/01/2012(c)	1,324,000	1,277,660
Nortel Networks Corp., 2.125%, 4/15/2014(d)	795,000	539,606
Richardson Electronics Ltd., 7.750%, 12/15/2011	132,000	126,720
Teradyne, Inc., 4.500%, 3/15/2014	1,050,000	2,215,500

		20,499,669

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	16,000	13,760

Wireless – 0.3%
NII Holdings, Inc., 2.750%, 8/15/2025	255,000	254,044
NII Holdings, Inc., 3.125%, 6/15/2012	1,280,000	1,174,400

		1,428,444

Wirelines – 1.6%
Level 3 Communications, Inc., 3.500%, 6/15/2012	1,955,000	1,710,625
Level 3 Communications, Inc., 5.250%, 12/15/2011	590,000	559,762
Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	2,210,000	2,502,825
Level 3 Communications, Inc., 10.000%, 5/01/2011	805,000	813,050
Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	1,190,000	1,347,675

		6,933,937

TOTAL CONVERTIBLE BONDS (Identified Cost $57,297,716)		75,457,428

TOTAL BONDS AND NOTES (Identified Cost $332,998,980)		379,583,212

BANK LOANS – 0.7%
Airlines – 0.1%
Delta Air Lines, Inc., Secured Term Loan, 8.750%, 9/27/2013(g)	204,488	203,933
Chemicals – 0.0%
Hexion Specialty Chemicals, Inc., Term Loan C1, 5/05/2013(h)	23,576	20,606
Hexion Specialty Chemicals, Inc., Term Loan C1, 2.563%, 5/05/2013(g)	149,644	130,789
Hexion Specialty Chemicals, Inc., Term Loan C2, 5/05/2013(h)	5,205	4,549
Hexion Specialty Chemicals, Inc., Term Loan C2, 2.563%, 5/05/2013(g)	32,423	28,338

		184,282

10

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

	Principal Amount (‡)	Value (†)
BANK LOANS – continued

Media Non-Cable – 0.1%
Idearc, Inc., Exit Term Loan, 11.000%, 12/31/2015(g)	$510,970	$264,003
Tribune Co., Term Loan X, 5.000%, 6/04/2009(d)(g)(i)	25,600	14,328

		278,331

Paper – 0.3%
Smurfit-Stone Container Enterprises, Inc., CAD Revolver, 2.993%, 11/01/2009(g)	213,344	209,877
Smurfit-Stone Container Enterprises, Inc., Offering-CL Deposit, 4.500%, 11/01/2010(g)	129,110	127,012
Smurfit-Stone Container Enterprises, Inc., Revolver, 2.846%, 11/02/2009(g)	642,772	632,328
Smurfit-Stone Container Enterprises, Inc., Tranche B Term Loan, 2.500%, 11/01/2011(g)	146,930	144,543
Smurfit-Stone Container Enterprises, Inc., Tranche C Term Loan, 2.500%, 11/01/2011(g)	276,940	272,440
Smurfit-Stone Container Enterprises, Inc., Tranche C1 Term Loan, 2.500%, 11/01/2011(g)	83,731	82,370

		1,468,570

Technology – 0.1%
Sungard Data Systems, Inc., Tranche B, 3.898%, 2/26/2016(g)	300,927	291,523

Wirelines – 0.1%
Fairpoint Communications, Inc., Initial Term Loan A, 4.750%, 3/31/2014(d)(g)	80,000	62,314
Fairpoint Communications, Inc., Initial Term Loan B, 5.000%, 3/31/2015(d)(g)	160,000	124,458
Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(g)(j)	158,073	114,010
Level 3 Financing, Inc., Tranche A Term Loan, 2.530%, 3/13/2014(g)	70,000	63,350

		364,132

TOTAL BANK LOANS (Identified Cost $2,902,117)		2,790,771

	Shares
COMMON STOCKS – 2.7%

Biotechnology – 1.7%
Vertex Pharmaceuticals, Inc.(e)	165,617	7,096,688

Containers & Packaging – 0.3%
Owens-Illinois, Inc.(e)	40,621	1,335,212

Electronic Equipment Instruments & Components – 0.3%
Corning, Inc.	69,766	1,347,182

Food Products – 0.0%
ConAgra Foods, Inc.	3,100	71,455

Household Durables – 0.0%
KB Home	6,775	92,682

Oil, Gas & Consumable Fuels – 0.0%
Chesapeake Energy Corp.	2,846	73,655

11

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

	Shares	Value (†)
COMMON STOCKS – continued

Pharmaceuticals – 0.3%
Bristol-Myers Squibb Co.	43,200	$1,090,800

REITs – 0.1%
Apartment Investment & Management Co.	6,185	98,465
Associated Estates Realty Corp.	32,565	367,007
Developers Diversified Realty Corp.	7,868	72,858

		538,330

TOTAL COMMON STOCKS (Identified Cost $5,388,611)		11,646,004

PREFERRED STOCKS – 1.5%

CONVERTIBLE PREFERRED STOCKS – 1.0%

Automotive – 0.3%
Ford Motor Co. Capital Trust II, 6.500%	32,158	1,282,461

Commercial Banks – 0.0%
Wells Fargo & Co., Series L, Class A, 7.500%	138	126,684

Diversified Financial Services – 0.1%
Sovereign Capital Trust IV, 4.375%	14,200	439,312
Electric Utilities – 0.2%
AES Trust III, 6.750%	17,119	793,894
CMS Energy Trust I, 7.750%(c)(k)	4,150	145,250

		939,144

Hotels, Restaurants & Leisure – 0.0%
Six Flags, Inc., 7.250%(e)	9	5

Machinery – 0.1%
United Rentals Trust, 6.500%	14,328	419,989

Oil, Gas & Consumable Fuels – 0.1%
El Paso Energy Capital Trust I, 4.750%	5,700	208,406

REITs – 0.0%
FelCor Lodging Trust, Inc., Series A, 7.800%	1,100	11,963

Semiconductors & Semiconductor Equipment – 0.2%
Lucent Technologies Capital Trust, 7.750%	1,150	893,550

TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost $4,143,880)		4,321,514

NON-CONVERTIBLE PREFERRED STOCKS – 0.5%

Banking – 0.1%
GMAC, Inc., Series G, 7.000%, 144A	448	295,288

Diversified Financial Services – 0.1%
Bank of America Corp., 6.375%	18,000	342,900

Thrifts & Mortgage Finance – 0.3%
Countrywide Capital IV, 6.750%	7,075	151,193
Federal Home Loan Mortgage Corp., 5.000%(e)(l)	1,350	2,376
Federal Home Loan Mortgage Corp., 5.570%(e)(l)	31,000	29,140
Federal Home Loan Mortgage Corp., 5.660%(e)(l)	986,100	838,185
Federal Home Loan Mortgage Corp., 5.700%(e)(l)	2,200	3,410

12

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

	Shares	Value (†)
PREFERRED STOCKS – continued

Thrifts & Mortgage Finance – continued
Federal Home Loan Mortgage Corp., 5.790%(e)(l)	7,100	$11,999
Federal Home Loan Mortgage Corp., 5.810%(e)(l)	1,600	2,768
Federal Home Loan Mortgage Corp., 5.900%(e)(l)	4,700	4,042
Federal Home Loan Mortgage Corp., 6.000%(e)(l)	1,700	2,856
Federal Home Loan Mortgage Corp., 6.420%(e)(l)	151,250	270,737
Federal Home Loan Mortgage Corp., 6.550%(e)(l)	4,150	4,026
Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(e)(l)	28,100	29,505
Federal National Mortgage Association, 4.750%(e)(l)	4,850	7,032
Federal National Mortgage Association, 5.125%(e)(l)	900	1,332
Federal National Mortgage Association, 5.375%(e)(l)	1,850	2,960
Federal National Mortgage Association, 5.810%(e)(l)	1,400	2,142
Federal National Mortgage Association, 6.750%(e)(l)	2,200	2,002
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(e)(l)	73,150	80,465

		1,446,170

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $3,078,150)		2,084,358

TOTAL PREFERRED STOCKS (Identified Cost $7,222,030)		6,405,872

CLOSED END INVESTMENT COMPANIES – 0.3%

BlackRock Senior High Income Fund, Inc.	14,183	49,640
Dreyfus High Yield Strategies Fund	78,008	292,530
DWS High Income Trust	11,261	95,381
Highland Credit Strategies Fund	31,505	199,112
Van Kampen High Income Trust II	8,400	121,632
Western Asset Managed High Income Fund, Inc.	97,293	563,326

TOTAL CLOSED END INVESTMENT COMPANIES (Identified Cost $1,671,149)		1,321,621

WARRANTS – 0.0%

Pharmaceuticals – 0.0%
Valeant Pharmaceuticals International, Expiration 8/16/2010(c)(e)(k) (Identified Cost $0)	31,159	5,609

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 3.7%
Repurchase Agreement with State Street Corporation, dated 12/31/2009 at 0.000% to be repurchased at $657 on 1/04/2010 collateralized by $5,000 U.S. Treasury Bill, due 2/25/2010 with a value of $5,000 including accrued interest(m)	$657	657

13

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

	Principal Amount (‡)	Value (†)
SHORT-TERM INVESTMENTS – continued

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $16,104,170 on 1/04/2010 collateralized by $16,245,000 Federal National Mortgage Association, 1.500% due 8/24/2012 with a value of $16,427,756 including accrued interest(m)	$16,104,170	$16,104,170

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $16,104,827)		16,104,827

TOTAL INVESTMENTS – 97.1% (Identified Cost $366,287,714)(a)		417,857,916
Other assets less liabilities—2.9%		12,589,031

NET ASSETS – 100.0%		$430,446,947

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At December 31, 2009, the net unrealized appreciation on investments based on a cost of $366,323,041 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$65,159,852
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,624,977)

Net unrealized appreciation	$51,534,875

At September 30, 2009 post-October capital loss deferrals were $9,779,704. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2009 is disclosed.
(c)	Illiquid security. At December 31, 2009, the value of these securities amounted to $11,783,492 or 2.7% of net assets.

14

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

(d)	The issuer is in default with respect to interest and/or principal payment. Income is not being accrued.
(e)	Non-income producing security.
(f)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2009.
(h)	All or a portion of this security has not settled. Contract rates are not determined and do not take effect until settlement date.
(i)	Issuer has filed for bankruptcy.
(j)	All or a portion of interest payment is paid-in-kind.
(k)	Fair valued security by the Fund’s investment adviser. At December 31, 2009 the value of these securities amounted to $150,859 or 0.0% of net assets.
(l)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(m)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the total value of these securities amounted to $45,980,435 or 10.7% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; THB: Thai Baht

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Chemicals	$—	$6,555,380	$1,212,960	$7,768,340
Supranational	—	869,881	131,971	1,001,852
All Other Non-Convertible Bonds*	—	295,355,592	—	295,355,592

Total Non-Convertible Bonds	—	302,780,853	1,344,931	304,125,784

Convertible Bonds*	—	75,457,428	—	75,457,428

Total Bonds and Notes	—	378,238,281	1,344,931	379,583,212

Bank Loans*	—	2,790,771	—	2,790,771
Common Stocks*	11,646,004	—	—	11,646,004

Preferred Stocks
Convertible Preferred Stocks
Automotive	1,282,461	—	—	1,282,461
Commercial Banks	126,684	—	—	126,684
Diversified Financial Services	—	439,312	—	439,312
Electric Utilities	—	793,894	145,250	939,144
Hotels, Restaurants & Leisure	5	—	—	5

15

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks – continued
Convertible Preferred Stocks – continued
Machinery	$—	$419,989	$—	$419,989
Oil, Gas & Consumable Fuels	—	208,406	—	208,406
REITs	—	11,963	—	11,963
Semiconductors & Semiconductor Equipment	—	893,550	—	893,550

Total Convertible Preferred Stocks	1,409,150	2,767,114	145,250	4,321,514

Non-Convertible Preferred Stocks
Banking	—	295,288	—	295,288
Diversified Financial Services	342,900	—	—	342,900
Thrifts & Mortgage Finance	490,312	955,858	—	1,446,170

Total Non-Convertible Preferred Stocks	833,212	1,251,146	—	2,084,358

Total Preferred Stocks	2,242,362	4,018,260	145,250	6,405,872

Closed End Investment Companies	1,321,621	—	—	1,321,621
Warrants*	—	—	5,609	5,609
Short-Term Investments	—	16,104,827	—	16,104,827

Total	$15,209,987	$401,152,139	$1,495,790	$417,857,916

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into/(out of) Level 3	Balance as of December 31, 2009
Bonds and Notes
Non-Convertible Bonds
Airlines	$347,042	$—	$—	$38,439	$—	$(385,481)	$—
Automotive	355,516	663	—	13,143	—	(369,322)	—
Chemicals	2,658,860	9,911	—	498,529	—	(1,954,340)	1,212,960
Non-Captive Consumer	3,195,119	15,221	—	125,030	—	(3,335,370)	—
Supranational	120,736	3,252	—	7,983	—	—	131,971
Convertible Bonds
Technology	1,204,840	14,764	—	58,056	—	(1,277,660)	—
Wirelines	2,342,600	1,637	—	158,588	—	(2,502,825)	—
Preferred Stocks
Convertible Preferred Stocks
Electric Utilities	145,250	—	—	—	—	—	145,250
REITs	12,650	—	—	(687)	—	(11,963)	—
Warrants
Pharmaceuticals	—	—	—	5,609	—	—	5,609

Total	$10,382,613	$45,448	$—	$904,690	$—	$(9,836,961)	$1,495,790

16

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

INDUSTRY SUMMARY AT DECEMBER 31, 2009 (Unaudited)

Technology	7.8%
Wirelines	6.8
Healthcare	6.4
Automotive	5.7
Pharmaceuticals	5.0
Paper	4.7
Metals & Mining	4.4
Non-Captive Diversified	4.2
Retailers	3.8
Banking	3.4
Sovereigns	3.3
Electric	3.0
Local Authorities	2.8
Wireless	2.5
Building Materials	2.3
Independent Energy	2.3
Construction Machinery	2.3
Other Investments, less than 2% each	22.7
Short-Term Investments	3.7

Total Investments	97.1
Other assets less liabilities	2.9

Net Assets	100.0%

17

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund

	Principal Amount	Value (†)
BONDS AND NOTES – 96.3% of Net Assets

NON-CONVERTIBLE BONDS – 96.3%

ABS Car Loan – 0.1%
Americredit Automobile Receivables Trust, Series 2004-DF, Class A4, 3.430%, 7/06/2011	$20,089	$20,242

ABS Credit Card – 4.1%
BA Credit Card Trust, Series 2008-A5, Class A5, 1.433%, 12/16/2013(b)	260,000	261,198
Capital One Multi-Asset Execution Trust, Series 2004-A4, Class A4, 0.453%, 3/15/2017(b)	60,000	57,934
Chase Issuance Trust, Series 2007-A16, Class A16, 0.554%, 6/16/2014(b)	315,000	312,707
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014	255,000	263,266
Discover Card Master Trust I, Series 2007-3, Class A2, 0.283%, 10/16/2014(b)	150,000	147,146
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 0.493%, 8/16/2021(b)	140,000	126,643
MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	110,000	104,742

		1,273,636

ABS Home Equity – 0.4%
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	116,526	87,445
GSAMP Trust, Series 2005-WMC3, Class A2B, 0.471%, 12/25/2035(b)	58,250	40,040

		127,485

Aerospace & Defense – 1.1%
General Dynamics Corp., 5.250%, 2/01/2014	155,000	168,635
Goodrich Corp., 4.875%, 3/01/2020	155,000	153,316

		321,951

Airlines – 0.5%
Delta Air Lines, Inc., Series A, 7.750%, 12/17/2019	150,000	153,000

Automotive – 0.8%
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	235,000	234,646

Banking – 9.8%
American Express Co., 5.500%, 9/12/2016	85,000	86,842
American Express Co., 6.150%, 8/28/2017	120,000	125,413
Bank of America Corp., 5.650%, 5/01/2018	205,000	208,200
Bank One Corp., 5.900%, 11/15/2011	5,000	5,336
Barclays Bank PLC, 5.200%, 7/10/2014	125,000	132,501
Bear Stearns Cos., Inc. (The), 5.350%, 2/01/2012	130,000	138,135
Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	280,000	321,399
Citigroup, Inc., 5.300%, 10/17/2012	325,000	338,567
Credit Suisse NY, 6.000%, 2/15/2018	110,000	115,097
Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018	355,000	380,027
Merrill Lynch & Co., Inc., 5.450%, 2/05/2013	350,000	368,295
Morgan Stanley, 5.300%, 3/01/2013	400,000	421,598
Wachovia Corp., 5.300%, 10/15/2011	45,000	47,768
Wells Fargo & Co., 5.250%, 10/23/2012	305,000	325,610

		3,014,788

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Chemicals – 0.2%
RPM International, Inc., 6.125%, 10/15/2019	$70,000	$70,425

Collateralized Mortgage Obligations – 1.3%
Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.946%, 7/25/2021(b)	189,148	135,566
Federal Home Loan Mortgage Corp., 5.000%, 8/15/2024	251,726	258,961

		394,527

Commercial Mortgage-Backed Securities – 8.9%
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	490,000	489,045
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.719%, 6/11/2040(b)	250,000	227,243
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	45,000	41,788
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.816%, 12/10/2049(b)	140,000	126,962
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.883%, 7/10/2038(b)	165,000	150,437
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	50,000	44,383
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2, 5.479%, 11/10/2039	410,000	414,039
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2, 5.860%, 4/15/2045(b)	375,000	384,340
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.746%, 2/12/2049(b)	85,000	74,374
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.406%, 2/12/2039(b)	320,000	308,057
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.910%, 6/12/2046(b)	210,000	206,160
Morgan Stanley Capital I, Series 2006-T23, Series A2, 5.741%, 8/12/2041(b)	205,000	209,935
Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	70,000	57,237

		2,734,000

Construction Machinery – 0.6%
Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014	90,000	100,579
John Deere Capital Corp., MTN, 4.500%, 4/03/2013	90,000	94,489

		195,068

Consumer Products – 0.8%
Hasbro, Inc., 6.125%, 5/15/2014	50,000	54,438
Koninklijke (Royal) Philips Electronics NV, 4.625%, 3/11/2013	175,000	184,249

		238,687

Distributors – 0.4%
EQT Corp., 8.125%, 6/01/2019	40,000	46,215
Sempra Energy, 6.500%, 6/01/2016	70,000	75,916

		122,131

Diversified Manufacturing – 0.2%
Tyco International Finance SA, 4.125%, 10/15/2014	65,000	66,445

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Electric – 4.4%
Carolina Power & Light Co., 6.500%, 7/15/2012	$5,000	$5,482
Consolidated Edison Co. of NY, Inc., 7.125%, 12/01/2018	125,000	144,445
Duke Energy Corp., 5.625%, 11/30/2012	150,000	163,756
FPL Group Capital, Inc., 0.674%, 11/09/2012(b)	140,000	140,675
Nisource Finance Corp., 6.125%, 3/01/2022	75,000	76,541
Nisource Finance Corp., 7.875%, 11/15/2010	145,000	152,012
Pacific Gas & Electric Co., 6.250%, 12/01/2013	135,000	150,288
Southern California Edison Co., 5.750%, 3/15/2014	165,000	182,445
Southern Co., 0.683%, 10/21/2011(b)	115,000	115,310
Virginia Electric and Power Co., 5.100%, 11/30/2012	205,000	221,399

		1,352,353

Entertainment – 2.0%
Time Warner, Inc., 5.875%, 11/15/2016	165,000	178,119
Time Warner, Inc., 6.500%, 11/15/2036	45,000	46,986
Viacom, Inc., Class B, 6.875%, 4/30/2036	205,000	221,668
Walt Disney Co., 5.700%, 7/15/2011	145,000	154,545

		601,318

Environmental – 0.1%
Waste Management, Inc., 6.375%, 3/11/2015	40,000	44,325

Food & Beverage – 2.9%
Anheuser-Busch Cos., Inc., 6.450%, 9/01/2037	200,000	211,495
General Mills, Inc., 5.650%, 9/10/2012	225,000	244,772
HJ Heinz Finance Co., 6.000%, 3/15/2012	100,000	107,269
Kellogg Co., 5.125%, 12/03/2012	175,000	189,921
Kraft Foods, Inc., 6.750%, 2/19/2014	130,000	143,758

		897,215

Government Owned - No Guarantee – 1.0%
Federal National Mortgage Association, 5.375%, 6/12/2017	150,000	166,314
Petrobras International Finance Co., 5.750%, 1/20/2020	150,000	152,593

		318,907

Health Insurance – 1.1%
UnitedHealth Group, Inc., 4.875%, 2/15/2013	180,000	188,328
WellPoint, Inc., 5.250%, 1/15/2016	100,000	100,942
WellPoint, Inc., 6.000%, 2/15/2014	35,000	37,957

		327,227

Healthcare – 2.0%
Boston Scientific Corp., 4.500%, 1/15/2015	85,000	85,173
Express Scripts, Inc., 6.250%, 6/15/2014	20,000	21,823
Hospira, Inc., 5.550%, 3/30/2012	250,000	266,467
McKesson Corp., 6.500%, 2/15/2014	45,000	49,777
Medco Health Solutions, Inc., 6.125%, 3/15/2013	170,000	181,872

		605,112

Hybrid ARMs – 1.6%
FHLMC, 3.051%, 1/01/2035(b)	187,343	192,389
Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 3A1, 5.902%, 9/25/2036(b)	495,413	277,873

		470,262

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Independent Energy – 1.7%
Devon Energy Corp., 5.625%, 1/15/2014	$125,000	$135,037
EnCana Corp., 6.500%, 5/15/2019	80,000	89,491
Talisman Energy, Inc., 5.850%, 2/01/2037	15,000	14,332
Talisman Energy, Inc., 6.250%, 2/01/2038	55,000	55,062
Talisman Energy, Inc., 7.750%, 6/01/2019	25,000	29,360
XTO Energy, Inc., 4.900%, 2/01/2014	5,000	5,373
XTO Energy, Inc., 5.750%, 12/15/2013	170,000	189,115

		517,770

Integrated Energy – 1.4%
BP Capital Markets PLC, 3.875%, 3/10/2015	190,000	195,209
ConocoPhillips, 5.750%, 2/01/2019	130,000	142,291
Hess Corp., 7.000%, 2/15/2014	35,000	39,377
Marathon Oil Corp., 6.500%, 2/15/2014	35,000	38,716

		415,593

Media Cable – 1.9%
Comcast Corp., 4.950%, 6/15/2016	160,000	164,316
Cox Communications, Inc., 4.625%, 1/15/2010	5,000	5,004
Cox Communications, Inc., 5.450%, 12/15/2014	215,000	230,341
Time Warner Cable, Inc., 6.200%, 7/01/2013	170,000	186,738

		586,399

Media Non-Cable – 1.1%
Reed Elsevier Capital, Inc., 7.750%, 1/15/2014	125,000	142,316
Thomson Reuters Corp., 5.950%, 7/15/2013	175,000	191,574

		333,890

Metals & Mining – 1.7%
ArcelorMittal, 9.850%, 6/01/2019	135,000	174,609
United States Steel Corp., 6.050%, 6/01/2017	175,000	167,067
Vale Overseas Ltd., 6.250%, 1/23/2017	165,000	172,114

		513,790

Mortgage Related – 3.6%
FHLMC, 4.500%, 12/01/2019	11,806	12,265
FHLMC, 5.500%, 3/01/2013	5,638	5,995
FHLMC, 6.000%, 11/01/2012	9,637	10,178
FHLMC, 6.500%, 1/01/2024	3,406	3,686
FHLMC, 8.000%, 7/01/2025	355	408
FNMA, 5.500%, with various maturities from 2017 to 2020(c)	988,501	1,052,879
FNMA, 6.000%, 9/01/2021	6,587	7,047
FNMA, 7.500%, 6/01/2016	1,912	2,093
FNMA, 8.000%, 6/01/2015	2,655	2,899
GNMA, 6.500%, 12/15/2023	8,756	9,320
GNMA, 8.500%, 9/15/2022	1,850	2,124
GNMA, 9.500%, 1/15/2019	6,243	7,162

		1,116,056

Non-Captive Consumer – 0.7%
HSBC Finance Corp., 4.750%, 4/15/2010	205,000	207,158

Non-Captive Diversified – 2.1%
General Electric Capital Corp., MTN, 5.875%, 1/14/2038	20,000	18,518

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Non-Captive Diversified – continued
General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	$515,000	$534,982
iStar Financial, Inc., 5.150%, 3/01/2012	170,000	103,700

		657,200

Oil Field Services – 0.4%
Halliburton Co., 6.150%, 9/15/2019	110,000	122,838

Pharmaceuticals – 0.6%
Eli Lilly & Co., 4.200%, 3/06/2014	155,000	162,590
Schering-Plough Corp., 5.300%, 12/01/2013	5,000	5,495

		168,085

Pipelines – 1.8%
Energy Transfer Partners LP, 6.000%, 7/01/2013	170,000	181,761
Kinder Morgan Energy Partners LP, 5.000%, 12/15/2013	185,000	194,215
Spectra Energy Capital LLC, 5.668%, 8/15/2014	175,000	189,426

		565,402

Property & Casualty Insurance – 0.1%
Willis North America, Inc., 7.000%, 9/29/2019	15,000	15,274

Railroads – 1.3%
Burlington Northern Santa Fe Corp., 7.000%, 2/01/2014	175,000	198,607
CSX Corp., 6.150%, 5/01/2037	30,000	30,395
Union Pacific Corp., 5.750%, 11/15/2017	160,000	168,815

		397,817

Refining – 0.5%
Valero Energy Corp., 9.375%, 3/15/2019	125,000	148,675

REITs – 2.4%
Colonial Realty LP, 4.800%, 4/01/2011	36,000	35,066
ERP Operating LP, 6.625%, 3/15/2012	165,000	173,781
Federal Realty Investment Trust, 5.400%, 12/01/2013	105,000	103,424
ProLogis, 5.500%, 4/01/2012	255,000	258,153
Simon Property Group LP, 5.300%, 5/30/2013	170,000	175,407

		745,831

Retailers – 0.4%
Macy’s Retail Holdings, Inc., 5.350%, 3/15/2012	130,000	132,762

Supermarkets – 0.5%
Kroger Co., 6.200%, 6/15/2012	50,000	54,470
Kroger Co., 6.400%, 8/15/2017	35,000	38,235
Kroger Co., 6.750%, 4/15/2012	65,000	70,993

		163,698

Technology – 4.7%
Agilent Technologies, Inc., 6.500%, 11/01/2017	120,000	126,990
Cisco Systems, Inc., 2.900%, 11/17/2014	280,000	279,490
Corning, Inc., 6.200%, 3/15/2016	45,000	47,759
Equifax, Inc., 7.000%, 7/01/2037	65,000	63,910
IBM International Group Capital, 5.050%, 10/22/2012	230,000	249,142
National Semiconductor Corp., 6.600%, 6/15/2017	175,000	179,263
Oracle Corp., 4.950%, 4/15/2013	170,000	182,420
Pitney Bowes, Inc., 5.250%, 1/15/2037	95,000	96,877
Xerox Corp., 4.250%, 2/15/2015	145,000	143,989

5

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Technology – continued
Xerox Corp., 6.400%, 3/15/2016	$80,000	$85,049

		1,454,889

Tobacco – 1.1%
Altria Group, Inc., 9.700%, 11/10/2018	115,000	142,159
Philip Morris International, Inc., 6.875%, 3/17/2014	185,000	209,627

		351,786

Treasuries – 19.3%
U.S. Treasury Note, 1.125%, 6/30/2011	2,750,000	2,761,171
U.S. Treasury Note, 2.750%, 2/28/2013	1,165,000	1,200,314
U.S. Treasury Note, 2.750%, 2/15/2019	605,000	556,978
U.S. Treasury Note, 2.875%, 6/30/2010	225,000	227,944
U.S. Treasury Note, 4.250%, 8/15/2014	140,000	151,036
U.S. Treasury Note, 4.875%, 7/31/2011	980,000	1,040,752

		5,938,195

Wireless – 1.1%
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	5,000	4,669
Sprint Nextel Corp., 6.000%, 12/01/2016	170,000	155,125
Vodafone Group PLC, 5.350%, 2/27/2012	175,000	186,712

		346,506

Wirelines – 3.6%
AT&T, Inc., 5.100%, 9/15/2014	180,000	193,619
Embarq Corp., 7.995%, 6/01/2036	155,000	166,733
Qwest Corp., 6.875%, 9/15/2033	260,000	228,800
Telecom Italia Capital SA, 4.950%, 9/30/2014	185,000	191,748
Telefonica Emisiones SAU, 4.949%, 1/15/2015	125,000	133,618
Verizon Communications, Inc., 6.350%, 4/01/2019	175,000	193,065

		1,107,583

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $28,559,084)		29,590,947

TOTAL BONDS AND NOTES (Identified Cost $28,559,084)		29,590,947

SHORT-TERM INVESTMENTS – 2.9%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $902,737 on 1/04/2010 collateralized by $915,000 Federal Home Loan Mortgage Corp., 2.250% due 8/17/2012 valued at $924,150 including accrued interest(d) (Identified Cost $902,737)	902,737	902,737

TOTAL INVESTMENTS – 99.2% (Identified Cost $29,461,821)(a)		30,493,684
Other assets less liabilities—0.8%		250,264

NET ASSETS – 100.0%		$30,743,948

6

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund – continued

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At December 31, 2009, the net unrealized appreciation on investments based on a cost of $29,498,103 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,470,042
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(474,461)

Net unrealized appreciation	$995,581

At September 30, 2009, the Fund had a capital loss carryforward of approximately $1,200,043 of which $3,797 expires on September 30, 2013; $186,919 expires on September 30, 2014; $326,220 expires on September 30, 2015; $222,423 expires on September 30, 2016 and $460,684 expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $93,838. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2009 is disclosed.
(c)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

7

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund – continued

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$29,590,947	$—	$29,590,947
Short-Term Investments	—	902,737	—	902,737

Total	$—	$30,493,684	$—	$30,493,684

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into/(out of) Level 3	Balance as of December 31, 2009
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$92,043	$—	$(27,868)	$81,718	$(145,893)	$—	$—

Total	$92,043	$—	$(27,868)	$81,718	$(145,893)	$—	$—

INDUSTRY SUMMARY AT DECEMBER 31, 2009 (Unaudited)

Treasuries	19.3%
Banking	9.8
Commercial Mortgage-Backed Securities	8.9
Technology	4.7
Electric	4.4
ABS Credit Card	4.1
Mortgage Related	3.6
Wirelines	3.6
Food & Beverage	2.9
REITs	2.4
Non-Captive Diversified	2.1
Healthcare	2.0
Entertainment	2.0
Other Investments, less than 2% each	26.5
Short-Term Investments	2.9

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

8

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 96.5% of Net Assets

NON-CONVERTIBLE BONDS – 94.3%

ABS Home Equity – 0.0%
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, 6.287%, 6/25/2021		$399,729	$133,045

ABS Other – 2.0%
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029		2,500,000	2,238,424
Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A		1,880,913	1,877,912
SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A		5,000,000	5,000,000
Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A		997,374	964,582

			10,080,918

Aerospace & Defense – 0.0%
Boeing Capital Corp., 6.500%, 2/15/2012		165,000	180,457

Airlines – 3.7%
American Airlines, Inc., Pass Through Trust, Series 2009-1A, 10.375%, 7/02/2019		670,000	740,350
Continental Airlines, Inc., 9.000%, 7/08/2016		5,000,000	5,300,000
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707%, 10/02/2022		350,202	337,945
Continental Airlines, Inc., Series 2007-1, Class A, 5.983%, 4/19/2022		1,095,000	1,056,675
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		2,148,150	1,885,001
Delta Air Lines, Inc., Series A, 7.750%, 12/17/2019		5,360,000	5,467,200
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A		3,455,000	3,485,363

			18,272,534

Automotive – 0.7%
Cummins, Inc., 5.650%, 3/01/2098		1,930,000	1,203,625
Ford Motor Co., 6.375%, 2/01/2029		2,665,000	2,058,712
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		300,000	300,399

			3,562,736

Banking – 7.1%
Associates Corp. of North America, 6.950%, 11/01/2018		2,670,000	2,699,645
BAC Capital Trust VI, 5.625%, 3/08/2035		1,045,000	836,467
Bank of America Corp., 5.420%, 3/15/2017		230,000	227,033
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	940,000,000	806,507
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	70,000,000	2,111,417
Barclays Financial LLC, 4.460%, 9/23/2010, 144A	KRW	1,950,000,000	1,677,574
Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, 144A	THB	17,000,000	514,514
Bear Stearns Co., Inc. (The), 5.550%, 1/22/2017		230,000	230,068
BNP Paribas SA, EMTN, Zero Coupon, 6/13/2011, 144A	IDR	7,484,000,000	706,260
Citibank NA, 15.000%, 7/02/2010, 144A	BRL	4,000,000	2,364,159
Citigroup, Inc., 5.850%, 12/11/2034		85,000	74,993
Citigroup, Inc., 5.875%, 2/22/2033		185,000	156,056
Citigroup, Inc., 5.875%, 5/29/2037		370,000	326,038
Citigroup, Inc., 6.125%, 8/25/2036		145,000	124,351
Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018		870,000	931,334
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		2,420,000	2,487,487
JPMorgan Chase & Co., Zero Coupon, 5/17/2010, 144A	BRL	8,035,000	4,416,250

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Banking – continued
JPMorgan Chase & Co., Zero Coupon, 3/28/2011, 144A	IDR	5,376,000,000	$521,807
JPMorgan Chase & Co., Zero Coupon, EMTN, 3/28/2011, 144A	IDR	8,972,574,000	870,898
JPMorgan Chase & Co., 4.750%, 5/01/2013		60,000	63,331
JPMorgan Chase London, EMTN, Zero Coupon, 10/21/2010, 144A	IDR	9,533,078,500	959,193
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		2,870,000	2,645,916
Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015		235,000	239,001
Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034		1,700,000	1,526,005
Morgan Stanley, EMTN, 5.450%, 1/09/2017		260,000	262,786
Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017		1,100,000	1,104,870
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017		695,000	716,851
National City Bank of Indiana, 4.250%, 7/01/2018		420,000	383,437
Standard Chartered Bank, 6.400%, 9/26/2017, 144A		300,000	310,233
Standard Chartered PLC, 5.500%, 11/18/2014, 144A		4,500,000	4,807,287
Washington Mutual Finance Corp., 6.875%, 5/15/2011		135,000	141,847

			35,243,615

Brokerage – 0.8%
Jefferies Group, Inc., 8.500%, 7/15/2019		3,450,000	3,771,295

Building Materials – 1.7%
Masco Corp., 0.554%, 3/12/2010(b)		1,085,000	1,080,576
Masco Corp., 4.800%, 6/15/2015		1,175,000	1,080,131
Masco Corp., 5.850%, 3/15/2017		730,000	679,234
Masco Corp., 6.125%, 10/03/2016		1,695,000	1,615,235
Masco Corp., 6.500%, 8/15/2032		200,000	170,199
Masco Corp., 7.750%, 8/01/2029		375,000	348,980
Owens Corning, Inc., 6.500%, 12/01/2016		1,235,000	1,264,730
Owens Corning, Inc., 7.000%, 12/01/2036		2,255,000	2,103,106

			8,342,191

Chemicals – 2.2%
Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A		4,450,000	5,237,414
Lubrizol Corp., 6.500%, 10/01/2034		2,255,000	2,305,160
Methanex Corp., 6.000%, 8/15/2015		980,000	835,919
PPG Industries, Inc., 6.650%, 3/15/2018		2,410,000	2,623,401

			11,001,894

Collateralized Mortgage Obligations – 0.2%
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 8/25/2020		275,417	268,532
Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035		675,000	691,006

			959,538

Commercial Mortgage-Backed Securities – 4.7%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.179%, 9/10/2047(b)		160,000	157,133
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2, 5.334%, 9/10/2045		220,000	224,111
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A2, 5.270%, 12/11/2040		280,000	280,515
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041		600,000	584,364

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Commercial Mortgage-Backed Securities – continued
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	$360,000	$357,956
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	600,000	517,784
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.719%, 6/11/2040(b)	407,000	369,951
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	155,000	157,300
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.767%, 6/10/2046(b)	480,000	470,683
Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.723%, 6/15/2039(b)	3,525,000	2,819,427
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.808%, 9/15/2039(b)	2,030,000	1,637,316
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	685,000	546,514
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	485,000	486,891
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,500,000	1,331,496
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	1,003,000	886,195
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	805,000	779,374
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	350,000	306,440
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	1,180,000	1,135,416
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.874%, 4/15/2045(b)	1,100,000	1,060,004
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 6/15/2049(b)	4,055,000	3,531,301
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,405,000	1,185,196
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	480,000	464,350
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.882%, 6/15/2038(b)	380,000	359,723
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	390,000	371,769
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2, 5.303%, 2/15/2040	915,000	936,292
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039	335,000	339,982
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.910%, 6/12/2046(b)	235,000	230,703
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	350,000	338,791
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047	425,000	414,572
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	300,000	281,823

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Commercial Mortgage-Backed Securities – continued
Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.280%, 1/11/2043(b)		$800,000	$799,855
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048		200,000	187,670

			23,550,897

Consumer Products – 0.5%
Hasbro, Inc., 6.600%, 7/15/2028		605,000	551,504
Koninklijke (Royal) Philips Electronics N.V., 6.875%, 3/11/2038		745,000	845,122
Snap-on, Inc., 6.700%, 3/01/2019		780,000	828,098

			2,224,724

Distributors – 1.1%
EQT Corp., 8.125%, 6/01/2019		3,000,000	3,466,119
Equitable Resources, Inc., 6.500%, 4/01/2018		2,150,000	2,205,752

			5,671,871

Diversified Manufacturing – 0.9%
Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018		545,000	604,076
Textron, Inc., 3.875%, 3/11/2013	EUR	700,000	947,922
Textron, Inc., 6.200%, 3/15/2015		1,275,000	1,327,054
Textron, Inc., 7.250%, 10/01/2019		860,000	890,160
Textron, Inc., EMTN, 6.625%, 4/07/2020	GBP	540,000	761,569

			4,530,781

Electric – 3.2%
AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018		2,800,000	2,902,080
Baltimore Gas & Electric Co., 5.200%, 6/15/2033		500,000	436,327
Bruce Mansfield Unit, 6.850%, 6/01/2034(c)		1,537,235	1,446,446
Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017		1,185,000	1,206,447
Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036		960,000	894,254
Commonwealth Edison Co., 4.700%, 4/15/2015		555,000	574,802
Commonwealth Edison Co., 4.750%, 12/01/2011(c)		31,000	30,904
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027		1,000,000	1,113,895
Illinois Power Co., 6.250%, 4/01/2018		3,385,000	3,587,074
NiSource Finance Corp., 6.125%, 3/01/2022		2,000,000	2,041,098
NiSource Finance Corp., 6.150%, 3/01/2013		195,000	207,627
NiSource Finance Corp., 6.400%, 3/15/2018		1,255,000	1,304,402

			15,745,356

Entertainment – 0.7%
Time Warner, Inc., 6.625%, 5/15/2029		870,000	907,150
Time Warner, Inc., 6.950%, 1/15/2028		375,000	403,521
Time Warner, Inc., 7.625%, 4/15/2031		245,000	284,599
Time Warner, Inc., 7.700%, 5/01/2032		160,000	187,893
Viacom, Inc., Class B, 6.875%, 4/30/2036		1,325,000	1,432,730

			3,215,893

Financial Other – 1.0%
Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(c)		2,645,000	2,588,542
National Life Insurance Co., 10.500%, 9/15/2039, 144A		2,500,000	2,602,408

			5,190,950

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Food & Beverage – 1.3%
Anheuser-Busch Cos., Inc., 5.375%, 11/15/2014, 144A	$2,955,000	$3,128,624
Anheuser-Busch Cos., Inc., 5.950%, 1/15/2033	995,000	974,237
Cia Brasileira de Bebidas, 8.750%, 9/15/2013	1,025,000	1,189,000
Corn Products International, Inc., 6.625%, 4/15/2037	500,000	469,185
Kraft Foods, Inc., 6.250%, 6/01/2012	210,000	226,324
Kraft Foods, Inc., 6.500%, 11/01/2031	580,000	582,625

		6,569,995

Government Owned - No Guarantee – 1.1%
Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	2,565,000	2,615,033
DP World Ltd., 6.850%, 7/02/2037, 144A	3,800,000	2,923,044

		5,538,077

Health Insurance – 0.5%
CIGNA Corp., 6.350%, 3/15/2018	2,515,000	2,531,898
CIGNA Corp., 7.875%, 5/15/2027	20,000	20,438
CIGNA Corp., 8.500%, 5/01/2019	45,000	51,133

		2,603,469

Healthcare – 1.3%
Boston Scientific Corp., 6.000%, 1/15/2020	855,000	873,619
Covidien International Finance SA, 6.000%, 10/15/2017	900,000	972,773
Express Scripts, Inc., 6.250%, 6/15/2014	1,115,000	1,216,610
Express Scripts, Inc., 7.250%, 6/15/2019	670,000	761,243
HCA, Inc., 5.750%, 3/15/2014	1,020,000	958,800
HCA, Inc., 6.250%, 2/15/2013	195,000	189,638
HCA, Inc., 6.375%, 1/15/2015	95,000	89,656
HCA, Inc., 6.500%, 2/15/2016	55,000	52,250
HCA, Inc., 6.750%, 7/15/2013	30,000	29,550
HCA, Inc., 7.050%, 12/01/2027	100,000	85,750
HCA, Inc., 7.190%, 11/15/2015	190,000	176,700
HCA, Inc., 7.500%, 12/15/2023	75,000	68,531
HCA, Inc., 7.690%, 6/15/2025	175,000	160,248
HCA, Inc., 8.360%, 4/15/2024	305,000	289,750
HCA, Inc., MTN, 7.580%, 9/15/2025	10,000	8,900
HCA, Inc., MTN, 7.750%, 7/15/2036	305,000	271,450

		6,205,468

Home Construction – 1.7%
Lennar Corp., Series B, 5.600%, 5/31/2015	1,250,000	1,145,313
Lennar Corp., Series B, 6.500%, 4/15/2016	770,000	708,400
Pulte Homes, Inc., 5.200%, 2/15/2015	1,116,000	1,040,670
Pulte Homes, Inc., 6.000%, 2/15/2035	3,340,000	2,638,600
Pulte Homes, Inc., 6.375%, 5/15/2033	1,455,000	1,174,912
Toll Brothers Finance Corp., 5.150%, 5/15/2015	1,725,000	1,650,580

		8,358,475

Hybrid ARMs – 0.2%
FNMA, 5.718%, 9/01/2036(b)	280,306	296,235
FNMA, 6.012%, 2/01/2037(b)	285,115	302,599
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.586%, 7/25/2035(b)	377,079	299,054

5

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Hybrid ARMs – continued
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 4.054%, 10/25/2035(b)		$236,302	$194,339

			1,092,227

Independent Energy – 1.3%
Anadarko Petroleum Corp., 5.950%, 9/15/2016		1,260,000	1,362,938
Anadarko Petroleum Corp., 6.450%, 9/15/2036		1,320,000	1,378,567
Questar Market Resources, Inc., 6.050%, 9/01/2016		125,000	127,352
Questar Market Resources, Inc., 6.800%, 4/01/2018		3,365,000	3,506,680
Talisman Energy, Inc., 5.850%, 2/01/2037		15,000	14,332

			6,389,869

Local Authorities – 1.3%
Manitoba (Province of), GMTN, 6.375%, 9/01/2015	NZD	4,635,000	3,332,211
Province of Alberta, 5.930%, 9/16/2016	CAD	369,972	392,714
Quebec Province, Series QC, 6.750%, 11/09/2015	NZD	1,185,000	877,699
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	1,735,000	1,588,200

			6,190,824

Media Cable – 1.6%
Comcast Corp., 5.650%, 6/15/2035		1,610,000	1,504,912
Comcast Corp., 6.450%, 3/15/2037		375,000	386,651
Comcast Corp., 6.500%, 11/15/2035		1,100,000	1,140,547
Comcast Corp., 6.950%, 8/15/2037		1,925,000	2,098,044
Time Warner Cable, Inc., 6.750%, 7/01/2018		2,500,000	2,746,408

			7,876,562

Media Non-Cable – 0.7%
News America Holdings, 8.150%, 10/17/2036		240,000	278,336
News America, Inc., 6.200%, 12/15/2034		950,000	954,764
News America, Inc., 6.400%, 12/15/2035		1,980,000	2,033,141

			3,266,241

Metals & Mining – 0.0%
Teck Cominco Ltd., 7.000%, 9/15/2012		100,000	105,625

Mortgage Related – 0.4%
Federal National Mortgage Association, 7.000%, 4/25/2020		35,536	38,628
FHLMC, 5.500%, 8/01/2033		423,101	445,226
FHLMC, 10.000%, with various maturities to 2018(d)		4,956	5,542
FNMA, 5.000%, 6/01/2020		243,970	256,427
FNMA, 5.500%, 7/01/2033		465,287	489,036
FNMA, 6.000%, with various maturities from 2018 to 2033(d)		476,652	509,349
GNMA, 10.000%, with various maturities to 2018(d)		65,453	73,883

			1,818,091

Non-Captive Consumer – 1.4%
American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012		45,000	36,185
American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017		2,815,000	1,954,607
HSBC Finance Corp., 8.000%, 7/15/2010		205,000	212,446
SLM Corp., MTN, 5.050%, 11/14/2014		470,000	423,930
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		240,000	209,071
SLM Corp., Series A, MTN, 5.375%, 1/15/2013		995,000	938,613
SLM Corp., Series A, MTN, 6.500%, 6/15/2010(c)	NZD	970,000	685,447

6

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Non-Captive Consumer – continued
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		$2,385,000	$2,353,406

			6,813,705

Non-Captive Diversified – 3.0%
CIT Group, Inc., 7.000%, 5/01/2013		112,988	105,361
CIT Group, Inc., 7.000%, 5/01/2014		169,485	157,409
CIT Group, Inc., 7.000%, 5/01/2015		169,485	151,689
CIT Group, Inc., 7.000%, 5/01/2016		282,478	248,581
CIT Group, Inc., 7.000%, 5/01/2017		395,473	343,073
General Electric Capital Australia Funding, EMTN, 8.000%, 2/13/2012	AUD	670,000	622,950
General Electric Capital Corp., 5.625%, 5/01/2018		65,000	66,608
General Electric Capital Corp., MTN, 5.875%, 1/14/2038		300,000	277,765
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016	NZD	470,000	331,303
General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014	NZD	1,405,000	1,050,476
General Electric Capital Corp., Series A, MTN, 0.584%, 5/13/2024(b)		655,000	555,461
General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015		2,230,000	2,316,526
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015	NZD	5,650,000	3,997,965
GMAC, Inc., 6.000%, 12/15/2011, 144A		763,000	747,740
GMAC, Inc., 7.500%, 12/31/2013, 144A		41,000	39,565
GMAC, Inc., 8.000%, 12/31/2018, 144A		97,000	85,360
International Lease Finance Corp., 6.375%, 3/25/2013		4,355,000	3,580,594
International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014		315,000	238,064

			14,916,490

Oil Field Services – 0.3%
Rowan Cos., Inc., 7.875%, 8/01/2019		1,090,000	1,212,724
Weatherford International Ltd., 6.500%, 8/01/2036		235,000	224,431
Weatherford International Ltd., 6.800%, 6/15/2037		105,000	104,092

			1,541,247

Paper – 0.3%
Georgia-Pacific LLC, 7.250%, 6/01/2028		1,500,000	1,395,000
Westvaco Corp., 8.200%, 1/15/2030		200,000	205,757

			1,600,757

Pharmaceuticals – 1.4%
Elan Financial PLC, 8.875%, 12/01/2013		170,000	169,150
Roche Holdings, Inc., 5.000%, 3/01/2014, 144A		6,500,000	6,953,941

			7,123,091

Pipelines – 3.4%
CenterPoint Energy Resources Corp., 6.250%, 2/01/2037		335,000	316,123
DCP Midstream LP, 6.450%, 11/03/2036, 144A		635,000	600,885
El Paso Corp., 6.950%, 6/01/2028		350,000	300,190
Enterprise Products Operating LLP, 6.300%, 9/15/2017		680,000	732,036
Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A		200,000	234,087
Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014		145,000	152,196

7

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Pipelines – continued
Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018		$5,300,000	$5,613,840
Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)		3,923,600	4,294,145
NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A		965,000	1,064,850
Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019		2,000,000	2,310,746
Southern Natural Gas Co., 5.900%, 4/01/2017, 144A		810,000	831,818
Spectra Energy Capital LLC, 5.500%, 3/01/2014		230,000	241,812

			16,692,728

Property & Casualty Insurance – 1.9%
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014		65,000	66,477
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015		1,842,000	1,921,701
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033		2,465,000	2,188,348
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019		623,000	755,900
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A		60,000	25,800
Progressive Corp., 7.000%, 10/01/2013		150,000	163,091
Willis North America, Inc., 6.200%, 3/28/2017		225,000	223,048
Willis North America, Inc., 7.000%, 9/29/2019		805,000	819,696
XL Capital Ltd., 6.250%, 5/15/2027		2,015,000	1,832,344
XL Capital Ltd., 6.375%, 11/15/2024		1,595,000	1,491,097

			9,487,502

Railroads – 1.0%
Canadian Pacific Railway Co., 5.950%, 5/15/2037		215,000	204,125
Canadian Pacific Railway Co., 7.250%, 5/15/2019		2,500,000	2,841,370
Canadian Pacific Railway Ltd., MTN, 4.900%, 6/15/2010, 144A	CAD	1,000,000	972,147
CSX Corp., 6.250%, 3/15/2018		670,000	721,471
CSX Corp., MTN, 6.000%, 10/01/2036		144,000	142,284
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)		190,000	127,300

			5,008,697

Refining – 0.8%
Valero Energy Corp., 9.375%, 3/15/2019		3,500,000	4,162,893

REITs – 2.1%
Camden Property Trust, 5.000%, 6/15/2015		365,000	352,265
Camden Property Trust, 5.700%, 5/15/2017		780,000	735,705
Colonial Realty LP, 4.800%, 4/01/2011		531,000	517,218
Duke Realty LP, 5.950%, 2/15/2017		90,000	83,763
Equity One, Inc., 6.000%, 9/15/2017		1,000,000	898,110
ERP Operating LP, 5.125%, 3/15/2016		30,000	29,245
ERP Operating LP, 5.750%, 6/15/2017		180,000	180,020
Federal Realty Investment Trust, 5.650%, 6/01/2016		1,350,000	1,301,250
Highwoods Properties, Inc., 5.850%, 3/15/2017		80,000	72,980
Highwoods Properties, Inc., 7.500%, 4/15/2018		1,075,000	1,046,416
ProLogis, 5.500%, 3/01/2013		160,000	158,282
ProLogis, 5.625%, 11/15/2015		55,000	52,299
ProLogis, 5.625%, 11/15/2016		240,000	221,171
ProLogis, 5.750%, 4/01/2016		265,000	248,898
ProLogis, 7.375%, 10/30/2019		785,000	774,328
Realty Income Corp., 6.750%, 8/15/2019		500,000	489,607

8

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued

REITs – continued
Simon Property Group LP, 5.250%, 12/01/2016		$155,000		$150,741
Simon Property Group LP, 5.300%, 5/30/2013		1,200,000		1,238,166
Simon Property Group LP, 5.750%, 12/01/2015		475,000		484,382
Simon Property Group LP, 5.875%, 3/01/2017		740,000		741,037
Simon Property Group LP, 6.100%, 5/01/2016		360,000		367,395
Simon Property Group LP, 6.350%, 8/28/2012		250,000		264,560

				10,407,838

Restaurants – 0.1%
Darden Restaurants, Inc., 6.000%, 8/15/2035		610,000		553,865

Retailers – 1.3%
Home Depot, Inc. (The), 5.875%, 12/16/2036		2,030,000		1,959,471
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		230,000		204,240
Macy’s Retail Holdings, Inc., 5.350%, 3/15/2012		355,000		362,544
Macy’s Retail Holdings, Inc., 5.875%, 1/15/2013		980,000		1,006,950
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037		3,465,000		2,927,925

				6,461,130

Sovereigns – 3.3%
Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016	MXN	262,000	(††)	1,969,767
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	140,000	(††)	1,033,145
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	227,000	(††)	1,837,759
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	2,625,000		2,412,371
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	685,000		627,766
New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017	AUD	4,000,000		3,474,240
Republic of Croatia, 6.750%, 11/05/2019, 144A		3,100,000		3,338,936
Republic of Iceland, Zero Coupon, 2/15/2010	ISK	7,310,000		34,492
Republic of Iceland, 7.000%, 3/17/2010	ISK	99,510,000		472,459
Republic of Iceland, 7.250%, 5/17/2013	ISK	101,800,000		481,126
Republic of Iceland, 8.000%, 7/22/2011	ISK	54,600,000		261,706
Republic of Iceland, 13.750%, 12/10/2010	ISK	41,460,000		207,944

				16,151,711

Supranational – 1.3%
Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013	IDR	45,300,000,000		3,391,594
Inter-American Development Bank, EMTN, 6.000%, 12/15/2017	NZD	4,375,000		3,116,302

				6,507,896

Technology – 3.0%
Avnet, Inc., 6.000%, 9/01/2015		1,970,000		2,000,240
Avnet, Inc., 6.625%, 9/15/2016		270,000		278,555
Corning, Inc., 6.750%, 9/15/2013		1,250,000		1,358,613
Corning, Inc., 6.850%, 3/01/2029		210,000		209,752
Corning, Inc., 7.000%, 5/15/2024		810,000		845,804
Corning, Inc., 7.250%, 8/15/2036		3,565,000		3,632,468
Dun & Bradstreet Corp. (The), 6.000%, 4/01/2013		1,970,000		2,028,017
International Business Machines Corp., 4.750%, 11/29/2012		795,000		854,103
Intuit, Inc., 5.750%, 3/15/2017		635,000		657,703

9

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Technology – continued
KLA-Tencor Corp., 6.900%, 5/01/2018		$1,370,000	$1,441,433
Motorola, Inc., 5.220%, 10/01/2097		1,000,000	516,705
Motorola, Inc., 6.500%, 9/01/2025		190,000	165,074
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		450,000	470,370
Tyco Electronics Group SA, 6.550%, 10/01/2017		360,000	372,226

			14,831,063

Tobacco – 1.2%
Altria Group, Inc., 9.250%, 8/06/2019		4,190,000	5,106,051
Reynolds American, Inc., 6.750%, 6/15/2017		735,000	761,171
Reynolds American, Inc., 7.250%, 6/15/2037		195,000	196,380

			6,063,602

Transportation Services – 2.4%
APL Ltd., 8.000%, 1/15/2024(c)		100,000	76,972
Atlas Air, Inc., Series B, 7.680%, 1/02/2014		3,079,324	2,617,426
Erac USA Finance Co., 6.700%, 6/01/2034, 144A		945,000	835,181
Erac USA Finance Co., 7.000%, 10/15/2037, 144A		8,661,000	8,477,456

			12,007,035

Treasuries – 18.5%
Canadian Government, 1.000%, 9/01/2011	CAD	5,950,000	5,660,081
Canadian Government, 1.250%, 12/01/2011	CAD	135,000	128,528
Canadian Government, 2.000%, 9/01/2012	CAD	4,407,000	4,221,888
Canadian Government, 2.750%, 12/01/2010	CAD	5,410,000	5,270,954
Canadian Government, 3.500%, 6/01/2013	CAD	804,000	799,288
Canadian Government, 3.750%, 9/01/2011	CAD	2,000,000	1,988,430
Canadian Government, 3.750%, 6/01/2012	CAD	9,485,000	9,490,986
Canadian Government, 3.750%, 6/01/2019	CAD	31,580,000	30,524,968
Canadian Government, 4.000%, 6/01/2016	CAD	1,000,000	1,005,441
Canadian Government, 5.250%, 6/01/2012	CAD	16,420,000	16,983,949
Norwegian Government, 4.250%, 5/19/2017	NOK	23,620,000	4,146,840
Norwegian Government, 6.500%, 5/15/2013	NOK	50,000,000	9,543,076
U.S. Treasury Note, 3.125%, 5/15/2019		2,000,000	1,894,062
U.S. Treasury Note, 4.250%, 11/15/2013		330,000	356,503

			92,014,994

Wireless – 0.4%
ALLTEL Corp., 7.875%, 7/01/2032		705,000	838,410
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		60,000	58,350
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		165,000	160,050
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		510,000	476,212
Sprint Capital Corp., 6.875%, 11/15/2028		234,000	194,513
Sprint Nextel Corp., 6.000%, 12/01/2016		366,000	333,975

			2,061,510

Wirelines – 5.3%
AT&T Corp., 6.500%, 3/15/2029		1,310,000	1,304,015
AT&T, Inc., 6.150%, 9/15/2034		1,785,000	1,764,480
AT&T, Inc., 6.500%, 9/01/2037		235,000	243,578
BellSouth Corp., 6.000%, 11/15/2034		530,000	517,191
BellSouth Telecommunications, Inc., 5.850%, 11/15/2045		2,000,000	1,712,650
Deutsche Telekom International Finance BV, 6.000%, 7/08/2019		8,170,000	8,722,872

10

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Wirelines – continued
GTE Corp., 6.940%, 4/15/2028	$205,000	$210,308
New England Telephone & Telegraph, 7.875%, 11/15/2029	2,170,000	2,373,991
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	500,000	432,500
Telecom Italia Capital SA, 6.000%, 9/30/2034	1,880,000	1,777,892
Telefonica Emisiones SAU, 6.421%, 6/20/2016	185,000	205,337
Telefonica Emisiones SAU, 7.045%, 6/20/2036	1,184,000	1,352,008
Verizon Communications, Inc., 5.850%, 9/15/2035	2,500,000	2,437,830
Verizon Maryland, Inc., 5.125%, 6/15/2033	290,000	229,440
Verizon New England, Inc., Series C, 4.750%, 10/01/2013	1,000,000	1,040,063
Verizon New York, Inc., Series B, 7.375%, 4/01/2032	915,000	985,641
Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	695,000	619,968
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	505,000	524,422

		26,454,186

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $430,902,983)		468,555,558

CONVERTIBLE BONDS – 1.5%

Automotive – 0.3%
Ford Motor Co., 4.250%, 11/15/2016	1,035,000	1,297,631

Oil Field Services – 0.1%
Transocean, Inc., Series C, 1.500%, 12/15/2037	240,000	231,000

REITs – 0.0%
ERP Operating LP, 3.850%, 8/15/2026	180,000	178,200

Technology – 1.1%
Intel Corp., 2.950%, 12/15/2035	90,000	86,850
Intel Corp., 3.250%, 8/01/2039, 144A	4,700,000	5,399,125
Maxtor Corp., 5.750%, 3/01/2012(c)	48,000	46,320
Richardson Electronics Ltd., 7.750%, 12/15/2011	44,000	42,240

		5,574,535

TOTAL CONVERTIBLE BONDS (Identified Cost $6,280,341)		7,281,366

MUNICIPALS – 0.7%

Michigan – 0.2%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(c)	1,065,000	850,956

Ohio – 0.1%
Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	750,000	563,843

Virginia – 0.4%
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	2,815,000	2,030,685

TOTAL MUNICIPALS (Identified Cost $4,598,786)		3,445,484

TOTAL BONDS AND NOTES (Identified Cost $441,782,110)		479,282,408

11

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

	Shares	Value (†)
PREFERRED STOCKS – 0.7%

NON-CONVERTIBLE PREFERRED STOCKS – 0.3%

Banking – 0.0%
GMAC, Inc., Series G, 7.000%, 144A	161	$106,119

Diversified Financial Services – 0.2%
Bank of America Corp., Series L, 7.250%	940	827,200
CIT Group, Inc., Series A, 6.350%	5,441	—

		827,200

Electric Utilities – 0.1%
Connecticut Light & Power Co., 2.200%	263	8,860
MDU Resources Group, Inc., 5.100%	254	25,003
Public Service Electric & Gas Co., 4.080%	400	28,000
San Diego Gas & Electric Co., 4.500%	100	1,560
Union Electric Co., 4.500%	3,160	223,570

		286,993

Thrifts & Mortgage Finance – 0.0%
Federal Home Loan Mortgage Corp., 5.000%(e)(f)	1,850	3,256
Federal Home Loan Mortgage Corp., 5.570%(e)(f)	28,450	26,743
Federal Home Loan Mortgage Corp., 5.660%(e)(f)	8,500	7,225
Federal Home Loan Mortgage Corp., 5.700%(e)(f)	2,900	4,495
Federal Home Loan Mortgage Corp., 5.790%(e)(f)	5,400	9,126
Federal Home Loan Mortgage Corp., 5.810%(e)(f)	1,900	3,287
Federal Home Loan Mortgage Corp., 5.900%(e)(f)	4,200	3,612
Federal Home Loan Mortgage Corp., 6.000%(e)(f)	2,400	4,032
Federal Home Loan Mortgage Corp., 6.420%(e)(f)	1,700	3,043
Federal Home Loan Mortgage Corp., 6.550%(e)(f)	11,075	10,743
Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(e)(f)	39,400	41,370
Federal National Mortgage Association, 4.750%(e)(f)	3,650	5,292
Federal National Mortgage Association, 5.125%(e)(f)	1,300	1,924
Federal National Mortgage Association, 5.375%(e)(f)	2,600	4,160
Federal National Mortgage Association, 5.810%(e)(f)	1,050	1,607
Federal National Mortgage Association, 6.750%(e)(f)	1,650	1,502
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(e)(f)	53,575	58,932

		190,349

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $3,621,024)		1,410,661

CONVERTIBLE PREFERRED STOCKS – 0.4%

Capital Markets – 0.2%
Newell Financial Trust I, 5.250%,	33,050	1,156,750

Diversified Financial Services – 0.2%
Sovereign Capital Trust IV, 4.375%	25,000	773,438

12

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

	Shares	Value (†)
PREFERRED STOCKS – continued

TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost $1,794,828)		$1,930,188

TOTAL PREFERRED STOCKS (Identified Cost $5,415,852)		3,340,849

COMMON STOCKS – 0.1%

Biotechnology – 0.1%
Vertex Pharmaceuticals, Inc.(f) (Identified Cost $302,522)	13,708	587,388

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 1.7%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010 at 0.000% to be repurchased at $8,570,383 on 1/04/2010 collateralized by $8,720,000 Federal Home Loan Mortgage Corp., 2.000% due 11/05/2012 with a value of $8,741,800 including accrued interest(g) (Identified Cost $8,570,383)	$8,570,383	8,570,383

TOTAL INVESTMENTS – 99.0% (Identified Cost $456,070,867)(a)		491,781,028
Other assets less liabilities – 1.0%		5,103,792

NET ASSETS – 100.0%		$496,884,820

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

13

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At December 31, 2009, the net unrealized appreciation on investments based on a cost of $457,140,694 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$43,753,874
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,113,540)

Net unrealized appreciation	$34,640,334

At September 30, 2009 post-October capital loss deferrals were $1,345,945. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2009 is disclosed.
(c)	Illiquid security. At December 31, 2009, the value of these securities amounted to $12,741,560 or 2.6% of net assets.
(d)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(f)	Non-income producing security.
(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the total value of these securities amounted to $84,966,546 or 17.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable-Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; KRW: South Korean Won; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; THB: Thai Baht

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

14

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$5,080,918	$5,000,000	$10,080,918
All Other Non-Convertible Bonds*	—	458,474,640	—	458,474,640

Total Non-Convertible Bonds	—	463,555,558	5,000,000	468,555,558

Convertible Bonds*	—	7,281,366	—	7,281,366
Municipals*	—	3,445,484	—	3,445,484

Total Bonds and Notes	—	474,282,408	5,000,000	479,282,408

Preferred Stocks
Non-Convertible Preferred Stocks
Banking	—	106,119	—	106,119
Diversified Financial Services	—	827,200	—	827,200
Electric Utilities	253,130	33,863	—	286,993
Thrifts & Mortgage Finance	83,094	107,255	—	190,349

Total Non-Convertible Preferred Stocks	336,224	1,074,437	—	1,410,661

Convertible Preferred Stocks*	—	1,930,188	—	1,930,188

Total Preferred Stocks	336,224	3,004,625	—	3,340,849

Common Stocks*	587,388	—	—	587,388
Short-Term Investments	—	8,570,383	—	8,570,383

Total	$923,612	$485,857,416	$5,000,000	$491,781,028

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into/(out of) Level 3	Balance as of December 31, 2009
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$106,635	$—	$(29,207)	$91,594	$(169,022)	$—	$—
ABS Other	2,345,000	—	59	(2,569)	4,535,422	(1,877,912)	5,000,000
Airlines	1,697,038	—	—	187,964	—	(1,885,002)	—
Diversified Manufacturing	716,291	3,251	—	42,027	—	(761,569)	—
Non-Captive Consumer	656,624	175	—	28,648	—	(685,447)	—
Convertible Bonds
Technology	43,680	557	—	2,083	—	(46,320)	—

Total	$5,565,268	$3,983	$(29,148)	$349,747	$4,366,400	$(5,256,250)	$5,000,000

15

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

INDUSTRY SUMMARY AT DECEMBER 31, 2009 (Unaudited)

Treasuries	18.5%
Banking	7.1
Wirelines	5.3
Commercial Mortgage-Backed Securities	4.7
Technology	4.1
Airlines	3.7
Pipelines	3.4
Sovereigns	3.3
Electric	3.2
Non-Captive Diversified	3.0
Transportation Services	2.4
Chemicals	2.2
REITs	2.1
ABS Other	2.0
Other Investments, less than 2% each	32.3
Short-Term Investments	1.7

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

CURRENCY EXPOSURE AT DECEMBER 31, 2009 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	70.9%
Canadian Dollar	15.6
Norwegian Krone	2.8
New Zealand Dollar	2.7
Other, less than 2% each	7.0

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

16

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund

	Principal Amount	Value (†)
BONDS AND NOTES – 129.9% of Net Assets

ABS Car Loan – 4.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2009-1A, Class A, 9.310%, 10/20/2013, 144A	$2,800,000	$3,098,106
Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.263%, 5/15/2013(b)	760,555	751,316
Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014	800,000	828,699
CarMax Auto Owner Trust, Series 2009-2, Class A3, 1.740%, 4/15/2014	1,500,000	1,494,254
Daimler Chrysler Auto Trust, Series 2008-B, Class A4A, 5.320%, 11/10/2014	1,135,000	1,187,728
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.290%, 3/25/2016, 144A	2,920,000	2,913,407
Merrill Auto Trust Securitization Asset, Series 2008-1, Class B, 6.750%, 4/15/2015	1,305,000	1,312,545
Nissan Auto Receivables Owner Trust, Series 2008-B, Class A3, 4.460%, 4/16/2012	1,330,000	1,363,377

		12,949,432

ABS Credit Card – 8.7%
Capital One Multi-Asset Execution Trust, Series 2004-A4, Class A4, 0.453%, 3/15/2017(b)	1,895,000	1,829,755
Capital One Multi-Asset Execution Trust, Series 2007-A5, Class A5, 0.273%, 7/15/2020(b)	2,140,000	1,956,987
Chase Issuance Trust, Series 2007-B1, Class B1, 0.483%, 4/15/2019(b)	2,300,000	1,988,754
Chase Issuance Trust, Series 2007-C1, Class C1, 0.693%, 4/15/2019(b)	1,750,000	1,493,273
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2, 0.702%, 3/24/2017(b)	1,150,000	979,458
Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, 0.455%, 1/09/2012(b)	300,000	299,926
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 9/20/2019	4,215,000	4,565,605
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014	1,895,000	1,956,428
Discover Card Master Trust, Series 2007-A1, Class A1, 5.650%, 3/16/2020	3,305,000	3,551,876
GE Capital Credit Card Master Note Trust, Series 2007-2, Class B, 0.413%, 3/15/2015(b)	1,335,000	1,258,075
GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	2,815,000	2,774,933
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 0.493%, 8/16/2021(b)	1,490,000	1,347,842
World Financial Network Credit Card Master Trust, Series 2008-A, Class M, 5.233%, 6/15/2014(b)	706,000	702,691

		24,705,603

ABS Home Equity – 4.5%
Bear Stearns Asset Backed Securities Trust, Series 2006-HE3, Class A3, 0.511%, 4/25/2036(b)	2,228,800	853,727
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A2, 0.411%, 6/25/2047(b)	2,495,000	1,447,100

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

ABS Home Equity – continued
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A2, 0.331%, 1/25/2037(b)	$1,516,000	$1,427,082
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	858,840	644,506
Countrywide Asset-Backed Certificates, Series 2006-BC4, Class 2A2, 0.391%, 11/25/2036(b)	2,835,000	1,672,494
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A1, 0.341%, 6/25/2021(b)	1,439,585	1,177,533
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, 6.287%, 6/25/2021	786,281	261,704
Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035	2,071,200	547,619
GSAMP Trust, Series 2005-WMC3, Class A2B, 0.471%, 12/25/2035(b)	1,456,238	1,000,998
Ownit Mortgage Loan Asset-Backed Certificates, Series 2005-2, Class M3, 0.701%, 3/25/2036(b)	1,000,000	812,378
Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.381%, 7/25/2036(b)	2,593,015	1,674,592
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C, 0.371%, 12/25/2036(b)	1,750,000	1,115,572

		12,635,305

ABS Other – 2.3%
CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/2014	3,020,000	3,099,502
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	1,733,432	1,722,246
Sierra Receivables Funding Co., Series 2009-1A, Class A1, 9.790%, 12/22/2025, 144A	399,722	415,263
Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	1,259,289	1,257,280

		6,494,291

Collateralized Mortgage Obligations – 9.3%
Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036	1,177,549	731,184
Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.946%, 7/25/2021(b)	952,417	682,615
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 8/25/2020	267,155	260,476
Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035(c)	2,797,000	2,863,326
Federal National Mortgage Association, Series 2003-26, Class OI, 5.500%, 11/25/2032(c)(d)	14,908,225	1,527,166
Federal National Mortgage Association, Series 2004-2, Class QK, 4.000%, 9/25/2017(c)	10,000,000	10,376,330
First Horizon Alternative Mortgage Securities, Series 2006-AA3, Class A1, 6.238%, 6/25/2036(b)	5,054,063	2,844,833
Residential Accredit Loans, Inc., Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021	541,321	387,975

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Collateralized Mortgage Obligations – continued
Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021	$2,267,457	$1,965,248
Residential Accredit Loans, Inc., Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021	120,003	98,008
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY6, Class 2A1, 5.665%, 6/25/2037(b)	6,488,154	4,562,417

		26,299,578

Commercial Mortgage-Backed Securities – 30.7%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A2, 5.165%, 9/10/2047	120,000	121,872
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.178%, 9/10/2047(b)	189,000	185,613
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.738%, 5/10/2045(b)	350,000	343,954
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.522%, 7/10/2046	460,000	468,748
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	5,375,000	5,364,526
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	3,520,000	2,969,579
Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464%, 4/11/2037	428,676	445,055
Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A2, 6.480%, 2/15/2035	174,988	181,120
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A2, 4.556%, 2/13/2042	167,468	167,347
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	225,000	194,169
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.719%, 6/11/2040(b)	1,200,000	1,090,764
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/2048	5,000,000	4,763,134
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.767%, 6/10/2046(b)	250,000	245,147
Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.826%, 6/15/2038(b)	4,585,000	3,940,182
Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.723%, 6/15/2039(b)	2,342,000	1,873,219
Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.216%, 2/15/2041(b)	1,508,000	1,276,642
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	5,000,000	4,417,724
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/2038	125,000	122,835
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2, 4.475%, 7/10/2039	1,130,000	1,129,353
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	4,515,000	4,371,270
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.506%, 4/10/2038	500,000	506,682

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Commercial Mortgage-Backed Securities – continued
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.553%, 4/10/2038	$1,190,000	$1,085,296
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2, 5.479%, 11/10/2039	2,449,000	2,473,124
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.260%, 3/15/2033	168,238	173,070
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.179%, 12/15/2044(b)	4,420,000	4,375,674
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2, 5.860%, 4/15/2045(b)	1,065,000	1,091,525
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,200,000	2,787,732
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	4,085,000	3,445,927
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030	275,000	276,238
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/2039	2,440,000	2,260,346
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2, 5.303%, 2/15/2040	4,260,000	4,359,128
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.611%, 5/12/2039(b)	1,000,000	1,018,167
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039	4,895,000	4,967,798
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.406%, 2/12/2039(b)	1,000,000	962,679
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.910%, 6/12/2046(b)	250,000	245,429
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, 5.414%, 7/12/2046	1,000,000	911,483
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	5,280,000	5,110,908
Morgan Stanley Capital I, Series 2005-HQ7, Class A4, 5.207%, 11/14/2042(b)	5,965,000	5,881,005
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047	1,267,000	1,235,913
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	5,000,000	4,697,054
Morgan Stanley Capital I, Series 2006-T23, Series A2, 5.741%, 8/12/2041(b)	555,000	568,361
Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	2,305,000	1,942,273
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2, 4.380%, 10/15/2041	24,204	24,424
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.418%, 1/15/2045	2,600,000	2,490,504

		86,562,993

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Hybrid ARMs – 11.9%
Countrywide Home Loans, Series 2004-HYB5, Class 6A2, 3.604%, 4/20/2035(b)	$570,641	$196,129
FHLMC, 5.952%, 2/01/2037(b)(c)	7,355,941	7,794,220
FHLMC, 3.051%, 1/01/2035(b)(c)	275,931	283,364
FHLMC, 5.988%, 11/01/2036(b)(c)	4,714,966	4,995,169
FNMA, 5.718%, 9/01/2036(b)(c)	2,725,772	2,880,660
FNMA, 6.012%, 2/01/2037(b)(c)	5,478,724	5,814,708
Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 3A1, 5.902%, 9/25/2036(b)	6,101,046	3,422,025
JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3, 3.749%, 1/25/2037(b)	47,323	46,380
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.586%, 7/25/2035(b)	931,820	739,009
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 6.396%, 11/25/2036(b)	9,938,327	6,862,674
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 4.054%, 10/25/2035(b)	653,052	537,081

		33,571,419

Mortgage Related – 57.9%
FHLMC, 5.000%, with various maturities from 2035 to 2036(c)(e)	2,032,057	2,087,727
FHLMC, 5.500%, 5/01/2035(c)	375,718	395,013
FHLMC, 6.000%, with various maturities from 2036 to 2037(c)(e)	20,563,400	21,849,574
FHLMC, 6.500%, 1/01/2038(c)	145,968	156,383
FHLMC (TBA), 5.000%, 3/01/2019(f)	14,880,000	15,554,243
FNMA, 4.500%, 10/01/2035(c)	681,697	683,685
FNMA, 5.500%, with various maturities from 2034 to 2036(c)(e)	15,188,661	15,950,805
FNMA, 6.000%, with various maturities from 2034 to 2037(c)(e)	11,241,182	11,938,605
FNMA, 7.000%, 12/01/2037(c)	143,892	157,880
FNMA (TBA), 5.000%, 7/01/2035(f)	23,900,000	24,523,647
FNMA (TBA), 6.500%, 3/01/2035(f)	12,000,000	12,851,256
GNMA, 4.500%, 3/15/2039(c)	19,013,577	19,059,961
GNMA, 5.500%, with various maturities from 2033 to 2036(c)(e)	1,725,773	1,814,302
GNMA, 6.000%, 6/15/2036(c)	133,259	141,170
GNMA, 6.500%, 9/15/2036(c)	451,440	480,770
GNMA (TBA), 5.500%, 7/01/2036(f)	34,000,000	35,615,000

		163,260,021

TOTAL BONDS AND NOTES (Identified Cost $375,985,888)		366,478,642

SHORT-TERM INVESTMENTS – 1.3%

Federal National Mortgage Association Discount Notes, 0.520%, 4/01/2010(c)(g)	1,000,000	999,758

5

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

	Principal Amount	Value (†)
SHORT-TERM INVESTMENTS – continued

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $2,702,554 on 1/04/2010 collateralized by $2,730,000 Federal Home Loan Mortgage Corp., 2.25% due 8/24/2012 valued at $2,760,713 including accrued interest(h)	$2,702,554	$2,702,554

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,701,250)		3,702,312

TOTAL INVESTMENTS – 131.2% (Identified Cost $379,687,138)(a)		370,180,954
Other assets less liabilities – (31.2)%		(88,071,706)

NET ASSETS – 100.0%		$282,109,248

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are valued at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2009, the net unrealized depreciation on investments based on a cost of $379,687,138 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,815,581
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,321,765)

Net unrealized depreciation	$(9,506,184)

At September 30, 2009 post-October capital loss deferrals were $2,470,121. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2009 is disclosed.
(c)	All or a portion of this security has been segregated to cover requirements on TBA obligations and futures contracts.

6

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

(d)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(e)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Delayed Delivery. The Fund may purchase or sell securities on a when issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.
(g)	Rate represents discount rate at time of purchase.
(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the total value of these securities amounted to $12,181,235 or 4.3% of net assets.
ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index (e.g, an interest-bearing security) for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or liquid securities. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of the collateral held. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited.

At December 31, 2009, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation
5 Year U.S. Treasury Note	3/31/2010	155	$17,729,336	$293,974
10 Year U.S. Treasury Note	3/22/2010	50	5,772,656	144,830

Total				$438,804

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

7

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$—	$11,188,205	$1,447,100	$12,635,305
All Other Bonds and Notes*	—	353,843,337	—	353,843,337

Total Bonds and Notes	—	365,031,542	1,447,100	366,478,642

Short-Term Investments	—	3,702,312	—	3,702,312

Total Investments	—	368,733,854	1,447,100	370,180,954

Futures (unrealized appreciation)	438,804	—	—	438,804

Total	$438,804	$368,733,854	$1,447,100	$370,619,758

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into/(out of) Level 3	Balance as of December 31, 2009
Bonds and Notes
ABS Home Equity	$2,352,830	$—	$(157,521)	$2,376,837	$(546,166)	$(2,578,880)	$1,447,100
ABS Other	1,570,000	—	40	(2,049)	(310,711)	(1,257,280)	—
Collateralized Mortgage Obligations	1	—	(6,746)	6,745	—	—	—
Hybrid ARMs	136,111	—	41	83,708	(23,731)	(196,129)	—

Total	$4,058,942	$—	$(164,186)	$2,465,241	$(880,608)	$(4,032,289)	$1,447,100

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to manage the Fund’s duration in order to control interest rate risk without having to buy or sell portfolio securities.

8

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

INDUSTRY SUMMARY AT DECEMBER 31, 2009 (Unaudited)

Mortgage Related	57.9%
Commercial Mortgage-Backed Securities	30.7
Hybrid ARMs	11.9
Collateralized Mortgage Obligations	9.3
ABS Credit Card	8.7
ABS Car Loan	4.6
ABS Home Equity	4.5
ABS Other	2.3
Short-Term Investments	1.3

Total Investments	131.2
Other assets less liabilities (including open futures contracts)	(31.2)

Net Assets	100.0%

9

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund

	Shares	Value (†)
COMMON STOCKS – 96.7% of Net Assets

Aerospace & Defense – 0.4%
Ducommun, Inc.	209,460	$3,918,997

Air Freight & Logistics – 0.9%
Atlas Air Worldwide Holdings, Inc.(b)	236,556	8,811,711

Auto Components – 0.6%
Goodyear Tire & Rubber Co. (The)(b)	445,746	6,285,019

Building Products – 1.3%
Armstrong World Industries, Inc.(b)	220,314	8,576,824
Griffon Corp.(b)	348,440	4,257,937

		12,834,761

Capital Markets – 3.5%
Fifth Street Finance Corp.	525,271	5,641,411
Investment Technology Group, Inc.(b)	217,478	4,284,317
JMP Group, Inc.	161,713	1,571,850
Legg Mason, Inc.	160,379	4,837,031
Stifel Financial Corp.(b)	214,727	12,720,427
SWS Group, Inc.	397,253	4,806,761

		33,861,797

Chemicals – 2.9%
Calgon Carbon Corp.(b)	270,934	3,765,983
Ferro Corp.	613,965	5,059,072
Koppers Holdings, Inc.	195,239	5,943,075
Minerals Technologies, Inc.	80,553	4,387,722
Olin Corp.	244,931	4,291,191
RPM International, Inc.	243,744	4,955,315

		28,402,358

Commercial Banks – 5.2%
First Financial Bancorp	379,443	5,524,690
First Horizon National Corp.(b)	424,249	5,684,933
Hancock Holding Co.	135,983	5,954,696
IBERIABANK Corp.	188,834	10,161,157
Prosperity Bancshares, Inc.	228,423	9,244,279
Signature Bank(b)	292,081	9,317,384
Sterling Bancshares, Inc.	941,772	4,831,290

		50,718,429

Commercial Services & Supplies – 5.1%
ABM Industries, Inc.	391,160	8,081,366
American Ecology Corp.	150,555	2,565,457
Brink’s Co. (The)	58,466	1,423,063
McGrath Rentcorp	147,833	3,305,546
Rollins, Inc.	769,386	14,833,762
Standard Parking Corp.(b)	497,373	7,898,283
Team, Inc.(b)	201,193	3,784,440
Waste Connections, Inc.(b)	248,909	8,298,626

		50,190,543

1

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

	Shares	Value (†)
COMMON STOCKS – continued

Communications Equipment – 2.0%
ADTRAN, Inc.	236,180	$5,325,859
Brocade Communications Systems, Inc.(b)	336,187	2,565,107
CommScope, Inc.(b)	246,279	6,533,782
Tekelec(b)	343,013	5,241,238

		19,665,986

Computers & Peripherals – 0.2%
Intevac, Inc.(b)	197,385	2,264,006

Construction & Engineering – 0.4%
MYR Group, Inc.(b)	241,538	4,367,007

Consumer Finance – 1.2%
Cash America International, Inc.	72,290	2,527,258
Dollar Financial Corp.(b)	392,286	9,281,487

		11,808,745

Containers & Packaging – 1.2%
Myers Industries, Inc.	336,928	3,066,045
Rock-Tenn Co., Class A	170,947	8,617,438

		11,683,483

Distributors – 0.5%
Core-Mark Holding Co., Inc.(b)	134,464	4,431,933

Diversified Financial Services – 0.9%
PHH Corp.(b)	520,467	8,384,723

Electric Utilities – 2.2%
ALLETE, Inc.	203,571	6,652,701
ITC Holdings Corp.	147,590	7,687,963
UIL Holdings Corp.	257,628	7,234,194

		21,574,858

Electrical Equipment – 3.0%
Baldor Electric Co.	204,166	5,735,023
Encore Wire Corp.	163,553	3,446,062
General Cable Corp.(b)	141,821	4,172,374
GrafTech International Ltd.(b)	257,042	3,997,003
II-VI, Inc.(b)	279,967	8,902,950
Thomas & Betts Corp.(b)	90,427	3,236,382

		29,489,794

Electronic Equipment Instruments & Components – 1.3%
Littelfuse, Inc.(b)	101,117	3,250,912
Methode Electronics, Inc.	471,204	4,090,051
ScanSource, Inc.(b)	43,845	1,170,661
TTM Technologies, Inc.(b)	399,936	4,611,262

		13,122,886

2

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

	Shares	Value (†)
COMMON STOCKS – continued

Energy Equipment & Services – 2.3%
Dresser-Rand Group, Inc.(b)	162,877	$5,148,542
Hornbeck Offshore Services, Inc.(b)	182,127	4,239,916
Lufkin Industries, Inc.	78,784	5,766,989
Oceaneering International, Inc.(b)	127,450	7,458,374

		22,613,821

Food & Staples Retailing – 0.2%
Spartan Stores, Inc.	139,989	2,000,443

Food Products – 2.8%
Corn Products International, Inc.	128,285	3,749,770
Darling International, Inc.(b)	618,768	5,185,276
Fresh Del Monte Produce, Inc.(b)	186,239	4,115,882
Imperial Sugar Co.	147,879	2,579,010
J & J Snack Foods Corp.	201,646	8,057,774
Ralcorp Holdings, Inc.(b)	69,521	4,151,099

		27,838,811

Gas Utilities – 1.4%
UGI Corp.	557,083	13,475,838

Health Care Equipment & Supplies – 2.4%
Haemonetics Corp.(b)	104,617	5,769,628
Medical Action Industries, Inc.(b)	230,147	3,696,161
Teleflex, Inc.	156,254	8,420,528
West Pharmaceutical Services, Inc.	144,562	5,666,830

		23,553,147

Health Care Providers & Services – 1.6%
CorVel Corp.(b)	93,798	3,145,985
MEDNAX, Inc.(b)	119,792	7,200,697
MWI Veterinary Supply, Inc.(b)	139,348	5,253,420

		15,600,102

Hotels, Restaurants & Leisure – 1.9%
Bob Evans Farms, Inc.	181,897	5,265,918
California Pizza Kitchen, Inc.(b)	202,715	2,726,517
Dover Downs Gaming & Entertainment, Inc.	301,983	1,141,496
Isle of Capri Casinos, Inc.(b)	430,695	3,221,598
Wyndham Worldwide Corp.	286,963	5,788,044

		18,143,573

Household Durables – 1.4%
Jarden Corp.	197,326	6,099,347
Leggett & Platt, Inc.	349,731	7,134,512

		13,233,859

Industrial Conglomerates – 0.4%
Raven Industries, Inc.	123,702	3,930,013

3

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

	Shares	Value (†)
COMMON STOCKS – continued

Insurance – 6.0%
Aspen Insurance Holdings Ltd.	256,449	$6,526,627
Hanover Insurance Group, Inc. (The)	134,037	5,955,264
HCC Insurance Holdings, Inc.	334,373	9,352,413
Navigators Group, Inc.(b)	116,894	5,506,876
ProAssurance Corp.(b)	102,409	5,500,387
Reinsurance Group of America, Inc.	139,456	6,645,078
RLI Corp.	113,569	6,047,549
W.R. Berkley Corp.	272,454	6,713,267
Zenith National Insurance Corp.	235,235	7,000,594

		59,248,055

Internet & Catalog Retail – 0.7%
HSN, Inc.(b)	340,037	6,865,347

Internet Software & Services – 0.8%
AOL, Inc.(b)	127,486	2,967,874
IAC/InterActiveCorp(b)	101,826	2,085,397
United Online, Inc.	441,963	3,177,714

		8,230,985

IT Services – 4.8%
Alliance Data Systems Corp.(b)	96,940	6,261,354
Broadridge Financial Solutions, Inc.	465,213	10,495,205
Global Payments, Inc.	124,931	6,728,784
iGATE Corp.	385,584	3,855,840
Lender Processing Services, Inc.	217,332	8,836,719
SRA International, Inc., Class A(b)	200,139	3,822,655
Wright Express Corp.(b)	214,667	6,839,291

		46,839,848

Life Sciences Tools & Services – 0.8%
Mettler-Toledo International, Inc.(b)	75,642	7,941,654

Machinery – 4.7%
Actuant Corp., Class A	476,590	8,831,213
Albany International Corp., Class A	411,477	9,241,773
Altra Holdings, Inc.(b)	333,302	4,116,280
Colfax Corp.(b)	208,038	2,504,777
Dynamic Materials Corp.	183,577	3,680,719
John Bean Technologies Corp.	370,402	6,300,538
Middleby Corp. (The)(b)	42,038	2,060,703
Tennant Co.	103,930	2,721,927
Wabtec Corp.	169,822	6,935,530

		46,393,460

Marine – 0.4%
Kirby Corp.(b)	122,053	4,251,106

4

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

	Shares	Value (†)
COMMON STOCKS – continued

Media – 3.2%
Alloy, Inc.(b)	244,628	$1,903,206
Arbitron, Inc.	192,310	4,503,900
John Wiley & Sons, Inc. Class A	231,322	9,687,765
Live Nation, Inc.(b)	922,972	7,854,492
Scholastic Corp.	264,343	7,885,352

		31,834,715

Metals & Mining – 1.4%
Horsehead Holding Corp.(b)	429,497	5,476,087
Reliance Steel & Aluminum Co.	190,083	8,215,387

		13,691,474

Multi-Utilities & Unregulated Power – 0.5%
NorthWestern Corp.	193,268	5,028,833

Oil, Gas & Consumable Fuels – 3.9%
Arena Resources, Inc.(b)	169,513	7,309,401
Berry Petroleum Co., Class A	187,881	5,476,731
Cloud Peak Energy, Inc.(b)	187,719	2,733,189
Comstock Resources, Inc.(b)	196,822	7,985,068
Mariner Energy, Inc.(b)	360,308	4,183,176
Penn Virginia Corp.	485,007	10,325,799

		38,013,364

Paper & Forest Products – 0.9%
Clearwater Paper Corp.(b)	71,870	3,950,694
Deltic Timber Corp.	94,118	4,346,369

		8,297,063

Personal Products – 0.4%
Alberto-Culver Co.	134,742	3,946,593

Pharmaceuticals – 2.1%
Endo Pharmaceuticals Holdings, Inc.(b)	297,263	6,096,864
Obagi Medical Products, Inc.(b)	385,567	4,626,804
Perrigo Co.	250,820	9,992,669

		20,716,337

Real Estate Management & Development – 1.0%
Forestar Group, Inc.(b)	448,043	9,847,985

REITs – 4.7%
American Campus Communities, Inc.	363,085	10,202,689
Capstead Mortgage Corp.	581,120	7,932,288
Chimera Investment Corp.	1,535,216	5,956,638
Digital Realty Trust, Inc.	174,840	8,790,955
National Retail Properties, Inc.	219,320	4,653,970
Potlatch Corp.	268,691	8,565,869

		46,102,409

5

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

	Shares	Value (†)
COMMON STOCKS – continued

Road & Rail – 1.2%
Con-way, Inc.	163,370	$5,703,246
Genesee & Wyoming, Inc., Class A(b)	187,345	6,114,941

		11,818,187

Semiconductors & Semiconductor Equipment – 4.0%
Applied Micro Circuits Corp.(b)	456,600	3,410,802
Atmel Corp.(b)	902,712	4,161,502
Cohu, Inc.	251,428	3,507,421
Entegris, Inc.(b)	1,061,734	5,605,956
LSI Corp.(b)	1,319,556	7,930,532
ON Semiconductor Corp.(b)	740,740	6,525,919
Teradyne, Inc.(b)	475,951	5,106,954
TriQuint Semiconductor, Inc.(b)	518,512	3,111,072

		39,360,158

Software – 2.4%
MicroStrategy, Inc., Class A(b)	43,617	4,100,870
Progress Software Corp.(b)	156,761	4,578,989
Quest Software, Inc.(b)	272,667	5,017,073
Sybase, Inc.(b)	231,098	10,029,653

		23,726,585

Specialty Retail – 2.6%
Genesco, Inc.(b)	194,583	5,343,249
Jo-Ann Stores, Inc.(b)	200,926	7,281,558
Sally Beauty Holdings, Inc.(b)	1,127,717	8,627,035
Sonic Automotive, Inc., Class A(b)	382,036	3,969,354

		25,221,196

Textiles, Apparel & Luxury Goods – 1.7%
FGX International Holdings Ltd.(b)	275,446	5,395,987
Fossil, Inc.(b)	248,694	8,346,171
Movado Group, Inc.	282,611	2,746,979

		16,489,137

Thrifts & Mortgage Finance – 0.8%
Washington Federal, Inc.	412,680	7,981,231

Water Utilities – 0.5%
Middlesex Water Co.	272,189	4,798,692

TOTAL COMMON STOCKS (Identified Cost $820,049,463)		948,851,057

6

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

	Principal Amount	Value (†)
SHORT-TERM INVESTMENTS – 3.9%

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $37,879,436 on 1/04/2010 collateralized by $38,545,000 Federal Home Loan Mortgage Corp., 2.000% due 11/05/2012 with a value of $38,641,363 including accrued interest(c) (Identified Cost $37,879,436)	$37,879,436	$37,879,436

TOTAL INVESTMENTS – 100.6% (Identified Cost $857,928,899)(a)		986,730,493
Other assets less liabilities – (0.6)%		(5,961,366)

NET ASSETS – 100.0%		$980,769,127

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2009, the net unrealized appreciation on investments based on a cost of $857,786,211 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$163,852,543
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(34,908,261)

Net unrealized appreciation	$128,944,282

At September 30, 2009, the Fund had a capital loss carryforward of approximately $88,137,321 which expires on September 30, 2017. At September 30, 2009 post-October capital loss deferrals were $110,445,559. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
REITs	Real Estate Investment Trusts

7

PORTFOLIO OF INVESTMENTS – as of December 31, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$948,851,057	$—	$—	$948,851,057
Short-Term Investments	—	37,879,436	—	37,879,436

Total	$948,851,057	$37,879,436	$—	$986,730,493

*	Major categories of the Fund’s investments are included above.

INDUSTRY SUMMARY AT DECEMBER 31, 2009 (Unaudited)

Insurance	6.0%
Commercial Banks	5.2
Commercial Services & Supplies	5.1
IT Services	4.8
Machinery	4.7
REITs	4.7
Semiconductors & Semiconductor Equipment	4.0
Oil, Gas & Consumable Fuels	3.9
Capital Markets	3.5
Media	3.2
Electrical Equipment	3.0
Chemicals	2.9
Food Products	2.8
Specialty Retail	2.6
Software	2.4
Health Care Equipment & Supplies	2.4
Energy Equipment & Services	2.3
Electric Utilities	2.2
Pharmaceuticals	2.1
Communications Equipment	2.0
Other Investments, less than 2% each	26.9
Short-Term Investments	3.9

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

8

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/S/ ROBERT J. BLANDING
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ROBERT J. BLANDING
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	February 22, 2010

By:	/S/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 22, 2010